UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
	   	 --------

		FORM N-CSR
		 --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUND
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2005

DATE OF REPORTING PERIOD:  DECEMBER 31, 2005

Item 1.  Reports to Stockholders

	   The Annual Report to Stockholders follows

[Logo: "FIRST INVESTORS"]

The words "LIFE SERIES FUND" in a rectangular blue box across the top of the page.

BLUE CHIP
CASH MANAGEMENT
DISCOVERY
FOCUSED EQUITY
GOVERNMENT
GROWTH
HIGH YIELD
INTERNATIONAL SECURITIES
INVESTMENT GRADE
TARGET MATURITY 2007
TARGET MATURITY 2010
TARGET MATURITY 2015
VALUE

ANNUAL REPORT
December 31, 2005

Portfolio Manager's Letter
FIRST INVESTORS LIFE BLUE CHIP FUND

Dear Investor:

This is the annual report for the First Investors Life Blue Chip Fund for the year ended December 31, 2005. During the year, the Fund's return on a net asset value basis was 4.3%, including dividends of 19.7 cents per share.

The Fund's performance was largely driven by an improving economy, rising short-term interest rates, moderate performance in the equity markets and rising energy prices. While the energy sector was, by far, the best performing sector for the Fund, positive returns were generated across multiple industries.

Positive contributors relative to the S&P 500 Index were the Fund's holdings in the consumer discretionary and information technology sectors. In the consumer discretionary sector, Office Depot was the key driver of performance, while SanDisk led the way in the information technology sector.

The two sectors that lagged the most relative to the S&P 500 were financials and health care. In the financials sector, New York Community Bancorp, a bank holding company operating in the New York metropolitan area, was the biggest drag on performance. In addition, the Fund was underweighted in certain insurance stocks that performed extremely well.

In the health care sector, the Fund benefited from a strong gain in shares of UnitedHealth Group, but poor performance by Boston Scientific and Pfizer more than offset it. Also, the Fund was hurt by its underweight position in certain health care services companies.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ MATTHEW S. WRIGHT

Matthew S. Wright
Portfolio Manager*

January 31, 2006

* Mr. Wright became the Fund's Portfolio Manager on May 1, 2005.

Understanding Your Fund's Expenses
FIRST INVESTORS LIFE SERIES FUND

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, July 1, 2005, and held for the entire six-month period ended December 31, 2005. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical expenses example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund Expenses
FIRST INVESTORS LIFE BLUE CHIP FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

------------------------------------------------------------------------------
                    Beginning           Ending
                     Account            Account        Expenses Paid
                      Value              Value         During Period
Expense Examples    (7/1/05)          (12/31/05)     (7/1/05-12/31/05)*
------------------------------------------------------------------------------
Actual              $1,000.00           $1,051.97           $4.50
Hypothetical
  (5% annual
  return before
  expenses)         $1,000.00           $1,020.82           $4.43
------------------------------------------------------------------------------
* Expenses are equal to the annualized expense ratio of .87%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                           18.5%
Information Technology                               16.3%
Industrials                                          12.8%
Health Care                                          12.3%
Consumer Staples                                     11.1%
Consumer Discretionary                               11.0%
Energy                                                8.5%
Materials                                             2.7%
Telecommunication Services                            2.4%
Utilities                                             0.9%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE BLUE CHIP FUND

Comparison of change in value of $10,000 investment in the First Investors Life Blue Chip Fund and the Standard & Poor's 500 Index.

First Investors Life Series Blue Chip Fund
Graph Plot Points
for the periods Ended 12/31/05

                   Blue Chip         S&P 500
                        Fund           Index
Dec-95               $10,000         $10,000
Dec-96                12,152          12,296
Dec-97                15,398          16,398
Dec-98                18,271          21,084
Dec-99                22,898          25,521
Dec-00                21,580          23,198
Dec-01                17,420          20,440
Dec-02                12,926          15,923
Dec-03                16,312          20,489
Dec-04                17,515          22,719
Dec-05                18,274          23,834

(INSET BOX IN CHART READS:)

                   Average Annual Total Returns*
One Year                    4.34%
Five Years                 (3.27%)
Ten Years                   6.21%

  The graph compares a $10,000 investment in the First Investors Life Blue Chip Fund beginning 12/31/95 with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/05.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS LIFE BLUE CHIP FUND
December 31, 2005

----------------------------------------------------------------------------------------------------
                                                                                          Amount
                                                                                        Invested
                                                                                        For Each
                                                                                      $10,000 of
    Shares    Security                                                         Value  Net Assets
----------------------------------------------------------------------------------------------------
              COMMON STOCKS--96.4%
              Consumer Discretionary--10.9%
    13,300    Best Buy Company, Inc.                                        $578,284         $33
    11,500    Carnival Corporation                                           614,905          35
     1,800  * CCE Spinco, Inc.                                                23,580           1
    14,400    Clear Channel Communications, Inc.                             452,880          26
    25,914  * Comcast Corporation - Class "A"                                672,727          39
    18,100  * Comcast Corporation - Special Class "A"                        464,989          27
    11,500    Eastman Kodak Company                                          269,100          15
    13,500  * eBay, Inc.                                                    5 83,875          34
    35,800    Gap, Inc.                                                      631,512          36
    29,200    Hilton Hotels Corporation                                      704,012          40
    49,700    Home Depot, Inc.                                             2,011,856         116
    17,900  * Kohl's Corporation                                             869,940          50
    16,300    Lowe's Companies, Inc.                                       1,086,558          62
    36,700    McDonald's Corporation                                       1,237,524          71
    56,400    News Corporation, Inc. - Class "A"                             877,020          50
    11,900    NIKE, Inc. - Class "B"                                       1,032,801          59
    12,200  * Office Depot, Inc.                                              83,080          22
    26,200    Target Corporation                                           1,440,214          83
    89,700    Time Warner, Inc.                                            1,564,368          90
    19,200    TJX Companies, Inc.                                            446,016          26
    14,700    Tribune Company                                                444,822          26
    44,800    Viacom, Inc. - Class "B"                                     1,460,480          84
    50,900    Walt Disney Company                                          1,220,073          70
----------------------------------------------------------------------------------------------------
                                                                          19,070,616       1,095
----------------------------------------------------------------------------------------------------
              Consumer Staples--11.1%
    27,400    Altria Group, Inc.                                           2,047,328         118
    20,100    Anheuser-Busch Companies, Inc.                                 863,496          50
    32,400    Avon Products, Inc.                                             25,020          53
    50,900    Coca-Cola Company                                            2,051,779         118
    26,600    Coca-Cola Enterprises, Inc.                                     09,922          29
    10,000    Colgate-Palmolive Company                                      548,500          31
    13,200    Costco Wholesale Corporation                                   653,004          38
    34,400    CVS Corporation                                                908,848          52
     9,400    Estee Lauder Companies, Inc. - Class "A"                        14,712          18
    12,100    General Mills, Inc.                                            596,772          34
     9,200    Hershey Foods Corporation                                      508,300          29
    19,900    Kimberly-Clark Corporation                                   1,187,035          68
    36,800    PepsiCo, Inc.                                                2,174,144         125
----------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE BLUE CHIP FUND
December 31, 2005

----------------------------------------------------------------------------------------------------
                                                                                          Amount
                                                                                        Invested
                                                                                        For Each
                                                                                      $10,000 of
    Shares    Security                                                         Value  Net Assets
----------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    46,335    Procter & Gamble Company                                    $2,681,870        $154
    19,700    Walgreen Company                                               871,922          50
    52,900    Wal-Mart Stores, Inc.                                        2,475,720         142
----------------------------------------------------------------------------------------------------
                                                                          19,318,372       1,109
----------------------------------------------------------------------------------------------------
              Energy--8.5%
    14,400    BP PLC (ADR)                                                   924,768          53
     8,000    Burlington Resources, Inc.                                     689,600          40
    52,900    Chevron Corporation                                          3,003,133         172
    20,000    ConocoPhillips                                               1,163,600          67
    84,500    ExxonMobil Corporation                                       4,746,365         272
    13,700    Halliburton Company                                            848,852          49
    14,900    Schlumberger, Ltd.                                           1,447,535          83
    19,900  * Transocean, Inc.                                             1,386,831          80
    10,800    Valero Energy Corporation                                      557,280          32
----------------------------------------------------------------------------------------------------
                                                                          14,767,964         848
----------------------------------------------------------------------------------------------------
              Financials--18.5%
    22,600    ACE, Ltd.                                                    1,207,744          69
     6,500    Allstate Corporation                                           351,455          20
    32,500    American Express Company                                     1,672,450          96
    39,200    American International Group, Inc.                           2,674,616         154
     6,500    Ameriprise Financial, Inc.                                     266,500          15
    66,514    Bank of America Corporation                                  3,069,621         176
    42,300    Bank of New York Company, Inc.                               1,347,255          77
       250  * Berkshire Hathaway, Inc. - Class "B"                           733,875          42
    15,900    Capital One Financial Corporation                            1,373,760          79
     6,100    Chubb Corporation                                              595,665          34
    89,500    Citigroup, Inc.                                              4,343,435         249
    10,400    Fannie Mae                                                     507,624          29
    14,500    Freddie Mac                                                    947,575          54
     8,000    Goldman Sachs Group, Inc.                                    1,021,680          59
    60,132    JPMorgan Chase & Company                                     2,386,639         137
     3,500    Lehman Brothers Holdings, Inc.                                 448,595          26
    14,500    Marsh & McLennan Companies, Inc.                               460,520          27
    13,400    Mellon Financial Corporation                                   458,950          26
    20,500    Merrill Lynch & Company, Inc.                                1,388,465          80
    29,000    Morgan Stanley                                               1,645,460          95
    21,300    New York Community Bancorp, Inc.                               351,876          20
    20,500    U.S. Bancorp                                                   612,745          35
----------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------
                                                                                           Amount
                                                                                         Invested
                                                                                         For Each
                                                                                       $10,000 of
    Shares    Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------------
              Financials (continued)
    27,400    Wachovia Corporation                                         $1,448,364         $83
    25,200    Washington Mutual, Inc.                                       1,096,200          63
    25,000    Wells Fargo & Company                                         1,570,750          90
     6,600    Willis Group Holdings, Ltd.                                     243,804          14
----------------------------------------------------------------------------------------------------
                                                                           32,225,623       1,849
----------------------------------------------------------------------------------------------------
              Health Care--12.3%
    33,500    Abbott Laboratories                                           1,320,905          76
    10,200    Aetna, Inc.                                                     961,962          55
    27,700  * Amgen, Inc.                                                   2,184,422         125
    34,300  * Boston Scientific Corporation                                   840,007          48
    53,800    Bristol-Myers Squibb Company                                  1,236,324          71
    56,600    Johnson & Johnson                                             3,401,660         195
    29,300    Medtronic, Inc.                                               1,686,801          97
    25,400    Merck & Company, Inc.                                           807,974          46
    32,700    Novartis AG (ADR)                                             1,716,096          99
   144,140    Pfizer, Inc.                                                  3,361,345         193
     4,000    Stryker Corporation                                             177,720          10
    13,200    Teva Pharmaceutical Industries, Ltd. (ADR)                      567,732          33
     9,600  * Triad Hospitals, Inc.                                           376,608          22
    29,200    UnitedHealth Group, Inc.                                      1,814,488         104
    21,900    Wyeth                                                         1,008,933          58
----------------------------------------------------------------------------------------------------
                                                                            21,462,977       1,232
----------------------------------------------------------------------------------------------------
              Industrials--12.8%
    18,500    3M Company                                                    1,433,750          82
    13,400    Boeing Company                                                  941,216          54
    23,000    Caterpillar, Inc.                                             1,328,710          76
    41,200    Cendant Corporation                                             710,700          41
     8,300    Deere & Company                                                 565,313          32
    12,000    Dover Corporation                                               485,880          28
    13,600    Emerson Electric Company                                      1,015,920          58
   145,500    General Electric Company                                      5,099,775         293
    19,700    Honeywell International, Inc.                                   733,825          42
     1,800    Illinois Tool Works, Inc.                                       158,382           9
     4,600    ITT Industries, Inc.                                            472,972          27
    20,500    Lockheed Martin Corporation                                   1,304,415          75
    28,700    Masco Corporation                                               866,453          50
    15,200    Northrop Grumman Corporation                                    913,672          53
    58,300    Tyco International, Ltd.                                      1,682,538          97
----------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE BLUE CHIP FUND
December 31, 2005
---------------------------------------------------------------------------------------------------
                                                                                           Amount
                                                                                         Invested
                                                                                         For Each
                                                                                       $10,000 of
    Shares    Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------------
              Industrials (continued)
    13,200    Union Pacific Corporation                                    $1,062,732         $61
    13,500    United Parcel Service, Inc. - Class "B"                       1,014,525          58
    43,600    United Technologies Corporation                               2,437,676         140
----------------------------------------------------------------------------------------------------
                                                                           22,228,454       1,276
----------------------------------------------------------------------------------------------------
              Information Technology--16.3%
    19,400    Accenture, Ltd. - Class "A"                                     560,078          32
    12,500    Analog Devices, Inc.                                            448,375          26
     5,600  * Apple Computer, Inc.                                            402,584          23
    27,900    Applied Materials, Inc.                                         500,526          29
    23,900  * ASML Holding NV - NY Shares                                     479,912          28
    10,000    Automatic Data Processing, Inc.                                 458,900          26
   123,100  * Cisco Systems, Inc.                                           2,107,472         121
    46,800  * Corning, Inc.                                                   920,088          53
    57,400  * Dell, Inc.                                                    1,721,426          99
   121,400  * EMC Corporation                                               1,653,468          95
    33,800    First Data Corporation                                        1,453,738          83
    40,100    Hewlett-Packard Company                                       1,148,063          66
   114,800    Intel Corporation                                             2,865,408         164
    26,300    International Business Machines Corporation                   2,161,860         124
   180,600    Microsoft Corporation                                         4,722,690         271
    37,900    Motorola, Inc.                                                  856,161          49
    28,700    National Semiconductor Corporation                              745,626          43
    75,300    Nokia Corporation - Class "A" (ADR)                           1,377,990          79
    83,700  * Oracle Corporation                                            1,021,977          59
    14,500    QUALCOMM, Inc.                                                  624,660          36
    30,120  * Symantec Corporation                                            527,100          30
    39,300    Texas Instruments, Inc.                                       1,260,351          72
    19,700  * Xerox Corporation                                               288,605          17
----------------------------------------------------------------------------------------------------
                                                                           28,307,058       1,625
----------------------------------------------------------------------------------------------------
              Materials 2.7%
    21,000    Alcoa, Inc.                                                     620,970          36
    16,816    Cemex SA de CV (ADR)                                            997,693          57
    23,700    Dow Chemical Company                                          1,038,534          60
    20,300    DuPont (E.I.) de Nemours & Company                              862,750          49
    23,800    International Paper Company                                     799,918          46
     6,700    Newmont Mining Corporation                                      357,780          21
----------------------------------------------------------------------------------------------------
                                                                            4,677,645         269
----------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------
                                                                                            Amount
                                                                                          Invested
 Shares or                                                                                For Each
 Principal                                                                              $10,000 of
    Amount    Security                                                           Value  Net Assets
----------------------------------------------------------------------------------------------------
              Telecommunication Services--2.4%
    49,200    AT&T, Inc.                                                    $1,204,908         $69
    74,222    Sprint Corporation                                             1,733,826         100
    43,100    Verizon Communications, Inc.                                   1,298,172          74
----------------------------------------------------------------------------------------------------
                                                                             4,236,906         243
----------------------------------------------------------------------------------------------------
              Utilities--.9%
    58,300    Duke Energy Corporation                                        1,600,335          92
----------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $127,565,910)                           167,895,950       9,638
----------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--3.4%
    $6,000M   Prudential Funding Corp., 4.2%, 1/13/06
                (cost $5,990,898)                                            5,990,898         344
----------------------------------------------------------------------------------------------------
Total Value of Investments (cost $133,556,808)                    99.8%    173,886,848       9,982
Other Assets, Less Liabilities                                      .2         318,354          18
----------------------------------------------------------------------------------------------------
Net Assets                                                       100.0%   $174,205,202     $10,000
=====================================================================================================

* Non-income producing

  Summary of Abbreviations:

  ADR American Depositary Receipts

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS LIFE CASH MANAGEMENT FUND

Dear Investor:

This is the annual report for the First Investors Life Cash Management Fund for the year ended December 31, 2005. During the year, the Fund's return on a net asset value basis was 2.4%, including dividends of 2.4 cents per share.

The primary factor that drove the Fund's performance during the reporting period was the rising interest-rate environment. Short-term interest rates rose steadily last year as the Federal Reserve (the "Fed") continued to increase the target federal funds rate. The Fed raised the federal funds rate by 2.0 percentage points last year. Consequently, yields on money market mutual funds rose steadily in 2005. In December, taxable money market fund yields increased to their highest levels since mid-2001.

The Fund began the year with a longer-than-average weighted average maturity and spent most of the first half reducing it in order to maintain a high degree of liquidity. During the second half of 2005, the Fund maintained that liquidity while selectively buying longer-term paper and callable agency securities to realize additional yield available further out on the curve.

The Fund also continued to mitigate risk by generally limiting its corporate security investments to shorter maturities and smaller position sizes. In addition, the Fund invested a large portion of its assets in U.S. government and agency securities and increased its use of floating rate securities.

Although money market funds are relatively conservative vehicles, there can be no assurance that they will be able to maintain a stable net asset value of $1.00 per share. Money market mutual funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ MICHAEL J. O'KEEFE

Michael J. O'Keefe
Portfolio Manager

January 31, 2006

Fund Expenses
FIRST INVESTORS LIFE CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


-------------------------------------------------------------------------------
                       Beginning              Ending
                        Account              Account           Expenses Paid
                         Value                Value            During Period
Expense Examples        (7/1/05)            (12/31/05)       (7/1/05-12/31/05)*
-------------------------------------------------------------------------------
Actual                  $1,000.00           $1,014.86              $3.55
Hypothetical
  (5% annual return
  before expenses)      $1,000.00           $1,021.68              $3.57
-------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .70%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
By Sector

(BAR CHART DATA:)

U.S. Government Agency Obligations                   40.1%
Corporate Notes                                      35.0%
Floating Rate Notes                                  16.0%
Bankers' Acceptances                                  8.9%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Portfolio of Investments
FIRST INVESTORS LIFE CASH MANAGEMENT FUND
December 31, 2005

----------------------------------------------------------------------------------------------------
                                                                                           Amount
                                                                                         Invested
                                                                                         For Each
  Principal                                                  Interest                  $10,000 of
     Amount   Security                                           Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--39.3%
              Fannie Mae:
      $500M     1/17/06                                          4.17%       $499,014        $783
       115M     4/28/06                                          3.69         114,427         179
              Federal Home Loan Bank:
       650M     1/18/06                                          4.07         648,671       1,017
       130M     1/20/06                                          3.55         129,918         204
        50M     1/23/06                                          3.70          49,940          78
       100M     3/13/06                                          3.31          99,842         157
        70M     4/7/06                                           3.78          69,857         110
       100M     6/30/06                                          3.75         100,000         157
              Freddie Mac:
       150M     4/28/06                                          3.56         149,582         235
       150M     6/2/06                                           4.12         148,840         233
       100M     6/9/06                                           4.10          99,132         155
       200M     11/3/06                                          4.51         199,985         314
       195M     11/9/06                                          4.67         194,705         305
----------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $2,503,913)                                                          2,503,913       3,927
----------------------------------------------------------------------------------------------------
              CORPORATE NOTES--34.3%
       250M   AIG Funding Corp., 1/10/06                          4.19         249,708         392
       250M   Anheuser-Busch Cos., Inc., 1/24/06+                 4.16         249,304         391
       250M   Chevron Funding Corp., 1/19/06                      4.21         249,444         391
       250M   Gannett Company. Inc., 1/27/06+                     4.24         249,203         391
       240M   General Electric Capital Corp., 1/13/06             4.24         239,631         376
       250M   Paccar Financial Corp., 1/24/06                     4.11         249,310         391
       250M   Pfizer, Inc., 2/1/06                                4.35         250,189         392
              Prudential Funding Co.:
       150M     1/3/06                                            4.26         149,947         235
       100M     1/20/06                                           4.23          99,764         156
       200M   Washington Gas Light Co., 1/9/06                    4.10         199,794         313
----------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $2,186,294)                             2,186,294       3,428
----------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------
                                                                                           Amount
                                                                                         Invested
                                                                                         For Each
  Principal                                                  Interest                  $10,000 of
     Amount   Security                                           Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------
              FLOATING RATE NOTES--15.7%
      $100M   Federal Home Loan Bank, 5/24/06                    3.90%       $100,000        $157
       200M   Merrill Lynch & Co., 4/18/06                       4.44         200,188         314
       250M   Wachovia Bank NA, 12/4/06                          4.37         250,000         392
       250M   Wal-Mart Stores, Inc., 3/16/06                     4.35         249,961         392
       200M   Wells Fargo & Co., 9/15/06                         4.58         200,154         314
----------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $1,000,303)                        1,000,303       1,569
----------------------------------------------------------------------------------------------------
              BANKERS' ACCEPTANCES--8.7%
       265M   Bank of America, NA, 2/9/06                        4.28         263,738         414
       294M   JPMorgan Chase & Co., 2/21/06                      4.27         292,180         458
----------------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $555,918)                           555,918         872
----------------------------------------------------------------------------------------------------
Total Value of Investments (cost $6,246,428)++                   98.0%      6,246,428       9,796
Other Assets, Less Liabilities                                    2.0         130,084         204
----------------------------------------------------------------------------------------------------
Net Assets                                                      100.0%     $6,376,512     $10,000
=====================================================================================================

 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically: the rates shown are the rates in effect at December 31, 2005.

 + Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 5).

++ Aggregate cost for federal income tax purposes is the same.

   See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS LIFE DISCOVERY FUND

Dear Investor:

This is the annual report for the First Investors Life Discovery Fund for the year ended December 31, 2005. During the year, the Fund's return on a net asset value basis was 5.1%.

The Fund made a major shift in strategy in March. Previously, the Fund had invested primarily in small-cap growth stocks. In approximately mid-March, the Fund shifted to a value strategy. The Fund now seeks good, small companies that have been neglected by investors. We look for undervalued companies that have instituted positive changes, which we believe will lead them to better-than-expected returns.

Stock selection was the primary factor in the Fund's performance since the transition. Our selection process discovered Intergraph, a technology company that was starting to enjoy a second life as a well-focused software company. Intergraph's areas of expertise fit nicely with the growing need for integrated emergency response efforts and the need for upgraded capabilities in the process industries. Tesoro, a petroleum refiner, was another outstanding performer. An underappreciated industry came to life and Tesoro's stock, like the entire industry, did quite well.

Until the fourth quarter, energy, gasoline and natural gas prices and their influence on the economy dominated the stock market. Then, after Hurricanes Katrina and Wilma, the price of energy trailed off and it became apparent that the economy was taking higher energy costs in stride. For the fourth quarter, technology took the lead.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ JOHN B. WALTHAUSEN

John B. Walthausen
Portfolio Manager*

January 31, 2006

* Mr. Walthausen became the Fund's Portfolio Manager on March 9, 2005.

Fund Expenses
FIRST INVESTORS LIFE DISCOVERY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------
                     Beginning          Ending
                      Account           Account             Expenses Paid
                       Value             Value              During Period
Expense Examples      (7/1/05)         (12/31/05)          (7/1/05-12/31/05)*
----------------------------------------------------------------------------
Actual                $1,000.00         $1,050.94               $4.60
Hypothetical
  (5% annual return
  before expenses)    $1,000.00         $1,020.72               $4.53
----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .89%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Industrials                                          23.4%
Information Technology                               22.3%
Consumer Discretionary                               11.1%
Health Care                                           8.5%
Consumer Staples                                      8.4%
Utilities                                             5.6%
Energy                                                5.0%
Materials                                             4.6%
Telecommunication Services                            4.4%
Financials                                            2.3%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE DISCOVERY FUND

Comparison of change in value of $10,000 investment in the First Investors Life Discovery Fund and the Russell 2000 Index.

First Investors Life Series Discovery Fund
Graph Plot Points
for the periods Ended 12/31/05

                   Discovery    Russell 2000
                        Fund           Index
Dec-95               $10,000         $10,000
Dec-96                11,248          11,649
Dec-97                13,143          14,254
Dec-98                13,543          13,891
Dec-99                17,331          16,844
Dec-00                17,293          16,335
Dec-01                13,641          16,742
Dec-02                 9,943          13,313
Dec-03                13,845          19,603
Dec-04                15,614          23,196
Dec-05                16,416          24,251


(INSET BOX IN CHART READS:)

                  Average Annual Total Returns*
One Year                    5.14%
Five Years                 (1.04%)
Ten Years                   5.08%

  The graph compares a $10,000 investment in the First Investors Life Discovery Fund beginning 12/31/95 with a theoretical investment in the Russell 2000 Index (the "Index"). The Index consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market). The Index is an unmanaged index generally considered as the premier of small capitalization stocks. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividend and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/05.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Russell 2000 Index figures are from Frank Russell and Company and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS LIFE DISCOVERY FUND
December 31, 2005
----------------------------------------------------------------------------------------------------
                                                                                       Amount
                                                                                     Invested
                                                                                     For Each
                                                                                   $10,000 of
    Shares    Security                                                      Value  Net Assets
----------------------------------------------------------------------------------------------------
              COMMON STOCKS--95.6%
              Consumer Discretionary--11.1%
     1,000    Cadmus Communications Corporation                           $20,130          $1
    81,100    Catalina Marketing Corporation                            2,055,885         150
    75,600    Dillard's, Inc. - Class "A"                               1,876,392         137
     1,100    Ethan Allen Interiors, Inc.                                  40,183           3
    74,900  * JAKKS Pacific, Inc.                                       1,568,406         115
   121,000    Journal Communications, Inc.                              1,687,950         124
    32,450    Media General, Inc. - Class"A"                            1,645,215         120
    99,000  * Payless ShoeSource, Inc.                                  2,484,900         182
     5,025    Pre-Paid Legal Services, Inc.                               192,005          14
     3,750  * ProQuest Company                                            104,663           8
    89,350    RadioShack Corporation                                    1,879,031         138
     2,300  * Rent-A-Center, Inc.                                          43,378           3
    53,700  * Scholastic Corporation                                    1,530,987         112
----------------------------------------------------------------------------------------------------
                                                                       15,129,125       1,107
----------------------------------------------------------------------------------------------------
              Consumer Staples--8.4%
    70,800    Chiquita Brands International, Inc.                       1,416,708         104
    63,775    Church & Dwight Co., Inc.                                 2,106,488         154
    92,100    Flowers Foods, Inc.                                       2,538,276         186
    59,300    Hormel Foods Corporation                                  1,937,924         142
    45,200    Lancaster Colony Corporation                              1,674,660         122
    64,262    Tootsie Roll Industries, Inc.                             1,859,100         136
----------------------------------------------------------------------------------------------------
                                                                       11,533,156         844
----------------------------------------------------------------------------------------------------
              Energy--5.0%
    82,400  * Denbury Resources, Inc.                                   1,877,072         137
   116,400  * Parker Drilling Company                                   1,260,612          92
       800  * SEACOR Holdings, Inc.                                        54,480           4
    30,900  * Swift Energy Company                                      1,392,663         102
    36,100    Tesoro Corporation                                        2,221,955         163
----------------------------------------------------------------------------------------------------
                                                                        6,806,782         498
----------------------------------------------------------------------------------------------------
              Financials--2.3%
     4,725    21st Century Insurance Group                                 76,451           6
    36,300    Commerce Bancorp, Inc.                                    1,249,083          91
    59,750    HCC Insurance Holdings, Inc.                              1,773,380         130
     2,500    IPC Holdings, Ltd.                                           68,450           5
----------------------------------------------------------------------------------------------------
                                                                        3,167,364         232
----------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE DISCOVERY FUND
December 31, 2005
----------------------------------------------------------------------------------------------------
                                                                                       Amount
                                                                                     Invested
                                                                                     For Each
                                                                                   $10,000 of
    Shares    Security                                                      Value  Net Assets
----------------------------------------------------------------------------------------------------
              Health Care--8.5%
    79,900  * AmSurg Corporation                                       $1,826,514        $134
   237,800  * BioScrip, Inc.                                            1,793,012         131
    43,400  * Humana, Inc.                                              2,357,922         172
    45,200  * Lincare Holdings, Inc.                                    1,894,332         139
    57,800  * Magellan Health Services, Inc. - Class "A"                1,817,810         133
    75,000    West Pharmaceutical Services, Inc.                        1,877,250         137
----------------------------------------------------------------------------------------------------
                                                                       11,566,840         846
----------------------------------------------------------------------------------------------------
              Industrials--23.4%
   108,700    Angelica Corporation                                      1,797,898         132
     8,525    Apogee Enterprises, Inc.                                    138,275          10
    33,850    Carlisle Companies, Inc.                                  2,340,727         171
    67,800    CLARCOR, Inc.                                             2,014,338         147
    32,200    Curtiss-Wright Corporation                                1,758,120         129
     2,000    ElkCorp                                                      67,320           5
    39,100    HNI Corporation                                           2,147,763         157
    36,200  * Jacobs Engineering Group, Inc.                            2,456,894         180
    48,200    John H. Harland Company                                   1,812,320         133
    96,700  * Kansas City Southern, Inc.                                2,362,381         173
    55,800  * NCI Building Systems, Inc.                                2,370,384         173
    89,500    Stewart & Stevenson Services, Inc.                        1,891,135         138
    61,200    United Industrial Corporation                             2,531,844         185
    66,800    Wabtec Corporation                                        1,796,920         132
    39,600  * Washington Group International, Inc.                      2,097,612         153
    76,250    Watson Wyatt & Company Holdings - Class"A"                2,127,375         156
    27,000    Woodward Governor Company                                 2,322,270         170
----------------------------------------------------------------------------------------------------
                                                                       32,033,576       2,344
----------------------------------------------------------------------------------------------------
              Information Technology--22.3%
    91,300  * Avnet, Inc.                                               2,185,722         160
   135,100    AVX Corporation                                           1,956,248         143
    67,800  * Cabot Microelectronics Corporation                        1,988,574         145
    77,100  * Checkpoint Systems, Inc.                                  1,900,515         139
   137,000  * Convergys Corporation                                     2,171,450         159
    47,000    Imation Corporation                                       2,165,290         158
    55,200  * Intergraph Corporation                                    2,749,512         201
   107,600  * MEMC Electronic Materials, Inc.                           2,385,492         175
   103,700    MoneyGram International, Inc.                             2,704,496         198
   208,750  * Overland Storage, Inc.                                    1,674,175         123
    42,600  * Rogers Corporation                                        1,669,068         122
----------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------
                                                                                       Amount
                                                                                     Invested
 Shares or                                                                           For Each
 Principal                                                                         $10,000 of
    Amount    Security                                                      Value  Net Assets
----------------------------------------------------------------------------------------------------

              Information Technology (continued)
   107,500    Sabre Holdings Corporation - Class "A"                   $2,591,825        $190
   241,400  * Tyler Technologies, Inc.                                  2,119,492         155
    50,500  * Varian Semiconductor Equipment Associates, Inc.           2,218,465         162
----------------------------------------------------------------------------------------------------
                                                                       30,480,324       2,230
----------------------------------------------------------------------------------------------------
              Materials--4.6%
    39,400    AptarGroup, Inc.                                          2,056,680         150
    55,500    Commercial Metals Company                                 2,083,470         152
    17,200    Eagle Materials, Inc.                                     2,104,592         154
     3,600    NN, Inc.                                                     38,160           3
----------------------------------------------------------------------------------------------------
                                                                        6,282,902         459
----------------------------------------------------------------------------------------------------
              Telecommunication Services--4.4%
    59,700    CenturyTel, Inc.                                          1,979,652         145
   243,200  * Premiere Global Services, Inc.                            1,977,216         145
    60,475    Telephone & Data Systems, Inc. - Special Shares           2,093,040         153
----------------------------------------------------------------------------------------------------
                                                                        6,049,908         443
----------------------------------------------------------------------------------------------------
              Utilities--5.6%
    68,700    Atmos Energy Corporation                                  1,797,192         132
   148,200  * CMS Energy Corporation                                    2,150,382         157
   104,800    Duquesne Light Holdings, Inc.                             1,710,336         125
    89,900    Pepco Holdings, Inc.                                      2,011,063         147
----------------------------------------------------------------------------------------------------
                                                                        7,668,973         561
----------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $118,789,290)                      130,718,950       9,564
----------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--4.3%
    $5,900M   Federal Home Loan Bank, 3.4%, 1/3/06
                (cost $5,898,328)                                       5,898,328         432
----------------------------------------------------------------------------------------------------
Total Value of Investments (cost $124,687,618)               99.9%    136,617,278       9,996
Other Assets, Less Liabilities                                 .1          55,990           4
----------------------------------------------------------------------------------------------------
Net Assets                                                  100.0%   $136,673,268     $10,000
====================================================================================================

* Non income-producing

  See notes to financial statements



Portfolio Manager's Letter
FIRST INVESTORS LIFE FOCUSED EQUITY FUND

Dear Investor:

This is the annual report for the First Investors Life Focused Equity Fund for the year ended December 31, 2005. During the year, the Fund's return on a net asset value basis was 5.6%, including dividends of 9.7 cents per share.

The Fund's performance during the reporting period was driven by a combination of the solid performance of the equity markets and the concentrated nature of the Fund. Because the Fund is concentrated in less than 50 securities, sector allocation tends to have less of an impact on Fund performance than stock selection.

The Fund's performance was helped by top absolute contributors
ConocoPhillips and Schlumberger, both of which benefited from higher oil prices, and Altria Group, which rose on a positive litigation outcome and the company's decision to increase its dividend. Individual detractors during the period included Tyco, Time Warner and Dell.

The Fund's relative performance versus the S&P 500 Index was helped by strong security selection across a number of sectors including consumer staples, energy and health care. Negative security selection was concentrated in the information technology and consumer discretionary sectors.

The Fund's positioning in the mega-capitalization portion of the market was a drag on performance relative to the S&P 500 Index as this segment underperformed the overall Index during the period. However, this was more than outweighed by superior stock selection within this market segment.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ MATTHEW E. MEGARGEL

Matthew E. Megargel
Portfolio Manager

January 31, 2006

Fund Expenses
FIRST INVESTORS LIFE FOCUSED EQUITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


-------------------------------------------------------------------------------
                        Beginning            Ending
                         Account             Account           Expenses Paid
                          Value               Value            During Period
Expense Examples         (7/1/05)           (12/31/05)       (7/1/05-12/31/05)*
-------------------------------------------------------------------------------
Actual                  $1,000.00           $1,049.45           $5.37
Hypothetical
  (5% annual return
  before expenses)      $1,000.00           $1,019.97           $5.30
-------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio Composition
TOP SECTORS

(BAR CHART DATA:)

Financials                                           18.7%
Information Technology                               18.3%
Health Care                                          16.5%
Industrials                                          11.5%
Consumer Staples                                      9.6%
Consumer Discretionary                                8.7%
Energy                                                8.6%
Materials                                             4.0%
Telecommunication Services                            2.4%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE FOCUSED EQUITY FUND

Comparison of change in value of $10,000 investment in the First Investors Life Focused Equity Fund and the Standard & Poor's 500 Index.

First Investors Life Series Focused Equity Fund
Graph Plot Points
for the periods Ended 12/31/05

                     Focused
                      Equity         S&P 500
                        Fund           Index
Nov-99               $10,000         $10,000
Dec-99                10,250          10,691
Dec-00                 9,130           9,718
Dec-01                 8,682           8,563
Dec-02                 6,243           6,670
Dec-03                 7,974           8,583
Dec-04                 8,442           9,517
Dec-05                 8,910           9,984

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
One Year                        5.55%
Five Years                      (.49%)
Since Inception (11/8/99)      (1.86%)


  The graph compares a $10,000 investment in the First Investors Life Focused Equity Fund beginning 11/8/99 (inception date) with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended
  12/31/05.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
December 31, 2005
----------------------------------------------------------------------------------------------------
                                                                                       Amount
                                                                                     Invested
                                                                                     For Each
                                                                                   $10,000 of
    Shares    Security                                                      Value  Net Assets
----------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.2%
              Consumer Discretionary--8.7%
     3,930  * Kohl's Corporation                                         $190,998        $168
     3,000    Lowe's Companies, Inc.                                      199,980         176
    24,600    Time Warner, Inc.                                           429,024         378
     5,100    Viacom, Inc. - Class "B"                                    166,260         146
----------------------------------------------------------------------------------------------------
                                                                          986,262         868
----------------------------------------------------------------------------------------------------
              Consumer Staples--9.6%
     4,400    Altria Group, Inc.                                          328,768         290
     5,200    PepsiCo, Inc.                                               307,216         271
     7,800    Procter & Gamble Company                                    451,464         398
----------------------------------------------------------------------------------------------------
                                                                        1,087,448         959
----------------------------------------------------------------------------------------------------
              Energy--8.6%
     6,100    ConocoPhillips                                              354,898         313
     1,800    GlobalSantaFe Corporation                                    86,670          76
     4,800    Noble Energy, Inc.                                          193,440         170
     3,500    Schlumberger, Ltd.                                          340,025         299
----------------------------------------------------------------------------------------------------
                                                                          975,033         858
----------------------------------------------------------------------------------------------------
              Financials--18.6%
     2,800    ACE, Ltd.                                                   149,632         132
     2,800    American International Group, Inc.                          191,044         168
     9,800    Bank of America Corporation                                 452,270         398
     7,600    Citigroup, Inc.                                             368,828         325
     2,700    Golden West Financial Corporation                           178,200         157
     3,400    Merrill Lynch & Company, Inc.                               230,282         203
     2,700    MetLife, Inc.                                               132,300         117
     4,394    St. Paul Travelers Companies, Inc.                          196,280         173
     3,900    State Street Corporation                                    216,216         190
----------------------------------------------------------------------------------------------------
                                                                        2,115,052       1,863
----------------------------------------------------------------------------------------------------
              Health Care--16.5%
     4,500    Abbott Laboratories                                         177,435         156
     4,000  * Amgen, Inc.                                                 315,440         278
     3,100    Eli Lilly & Company                                         175,429         154
     2,200  * Genzyme Corporation                                         155,716         137
     5,900    Medtronic, Inc.                                             339,663         299
----------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
December 31, 2005
----------------------------------------------------------------------------------------------------
                                                                                       Amount
                                                                                     Invested
                                                                                     For Each
                                                                                   $10,000 of
    Shares    Security                                                      Value  Net Assets
----------------------------------------------------------------------------------------------------
              Health Care (continued)
     4,700    Sanofi-Aventis (ADR)                                       $206,330        $182
     9,300    Schering-Plough Corporation                                 193,905         171
     3,800  * WellPoint, Inc.                                             303,202         267
----------------------------------------------------------------------------------------------------
                                                                        1,867,120       1,644
----------------------------------------------------------------------------------------------------
              Industrials--11.5%
     2,300    Boeing Company                                              161,552         142
    11,800    General Electric Company                                    413,590         364
     3,500    Ingersoll-Rand Company - Class "A"                          141,295         124
     2,300    Lockheed Martin Corporation                                 146,349         129
     4,800    United Technologies Corporation                             268,368         236
     5,900    Waste Management, Inc.                                      179,065         158
----------------------------------------------------------------------------------------------------
                                                                        1,310,219       1,153
----------------------------------------------------------------------------------------------------
              Information Technology--18.3%
     3,400    Analog Devices, Inc.                                        121,958         107
     3,600    Automatic Data Processing, Inc.                             165,204         145
     6,100  * Cisco Systems, Inc.                                         104,432          92
     9,300  * Corning, Inc.                                               182,838         161
     3,400  * Dell, Inc.                                                  101,966          90
     5,300  * EMC Corporation                                              72,186          64
     4,700    First Data Corporation                                      202,147         178
       300  * Google, Inc. - Class "A"                                    124,458         110
    20,900    Microsoft Corporation                                       546,535         481
     1,500    Motorola, Inc.                                               33,885          30
     3,200    Texas Instruments, Inc.                                     102,624          90
     8,100  * Yahoo!, Inc.                                                317,358         280
----------------------------------------------------------------------------------------------------
                                                                        2,075,591       1,828
----------------------------------------------------------------------------------------------------
              Materials--4.0%
     3,700    Du Pont (E.I.) de Nemours & Company                         157,250         139
     3,800    Newmont Mining Corporation                                  202,920         179
       500    Rio Tinto PLC (ADR)                                          91,395          80
----------------------------------------------------------------------------------------------------
                                                                          451,565         398
----------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------
                                                                                       Amount
                                                                                     Invested
 Shares or                                                                           For Each
 Principal                                                                         $10,000 of
    Amount    Security                                                      Value  Net Assets
----------------------------------------------------------------------------------------------------
              Telecommunication Services--2.4%
    11,840    Sprint Nextel Corporation                                  $276,582        $244
----------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $9,853,980)                         11,144,872       9,815
----------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--1.7%
      $195M   UBS Securities, 3.5%, dated 12/30/05, to be
               repurchased at $195,076 on 1/3/06
               (collateralized by U.S. Treasury Bonds,
               6.125%, 8/15/29, valued at $200,880)
               (cost $195,000)                                            195,000         172
----------------------------------------------------------------------------------------------------
Total Value of Investments (cost $10,048,980)                99.9%     11,339,872       9,987
Other Assets, Less Liabilities                                 .1          14,791          13
----------------------------------------------------------------------------------------------------
Net Assets                                                  100.0%    $11,354,663     $10,000
====================================================================================================

* Non-income producing

  Summary of Abbreviations:

  ADR  American Depositary Receipts


See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS LIFE GOVERNMENT FUND

Dear Investor:

This is the annual report for the First Investors Life Government Fund for the year ended December 31, 2005. During the year, the Fund's return on a net asset value basis was 2.5%, including dividends of 53.1 cents per share.

The main factors that drove the Fund's performance during the year were the performance of GNMA (Ginnie Mae) bonds relative to other mortgage-backed bond investments, and prepayments on mortgage-backed bonds.

The mortgage-backed market had its lowest annual returns since 1999, struggling with rising interest rates and a substantial flattening of the yield curve. But within the mortgage-backed market, Ginnie Maes had notably higher returns than the larger FNMA and FHLMC mortgage-backed sectors. This was due to high demand for Ginnie Maes, which was driven by their very high credit quality (unlike those of other mortgage-backed bonds, the principal and interest payments on Ginnie Maes are guaranteed by the U.S. government) and by the limited supply of Ginnie Maes. Foreign investors especially favored Ginnie Maes.

Management of the Fund focused on minimizing prepayment risk by selecting mortgage-backed pools with favorable prepayment characteristics and on limiting interest rate risk by underweighting lower coupon mortgage-backed securities. The Fund benefited in particular from its management of prepayment risk. During the second half of the year, the Fund's holdings of FNMA and FHLMC mortgage-backed bonds detracted from performance.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.
 and Portfolio Manager

January 31, 2006

Fund Expenses
FIRST INVESTORS LIFE GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


-------------------------------------------------------------------------------
                      Beginning            Ending
                       Account             Account            Expenses Paid
                        Value               Value              During Period
Expense Examples       (7/1/05)           (12/31/05)         (7/1/05-12/31/05)*
-------------------------------------------------------------------------------
Actual                 $1,000.00           $1,007.98             $4.20
Hypothetical
  (5% annual return
  before expenses)     $1,000.00           $1,021.03             $4.23
-------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .83%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
By Sector

(BAR CHART DATA:)

Government National Mortgage Association             53.4%
Fannie Mae                                           14.3%
Freddie Mac                                          12.1%
U.S. Government Agency Obligations                    9.5%
U.S. Government Obligations                           5.0%


Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE GOVERNMENT FUND

Comparison of change in value of $10,000 investment in the First Investors Life Government Fund and the Merrill Lynch GNMA Master Index.

First Investors Life Series Government Fund
Graph Plot Points
for the periods Ended 12/31/05

                                     Merrill
                  Government            GNMA
                        Fund           Index
Dec-95               $10,000         $10,000
Dec-96                10,359          10,557
Dec-97                11,251          11,564
Dec-98                12,099          12,397
Dec-99                12,226          12,634
Dec-00                13,516          14,052
Dec-01                14,729          15,204
Dec-02                15,877          16,621
Dec-03                16,383          17,128
Dec-04                16,976          17,883
Dec-05                17,407          18,482

(INSET BOX IN CHART READS:)

              Average Annual Total Returns*
One Year                2.54%
Five Years              5.19%
Ten Years               5.70%

  The graph compares a $10,000 investment in the First Investors Life Government Fund beginning 12/31/95 with a theoretical investment in the Merrill Lynch GNMA Master Index (the "Index"). The Merrill Lynch GNMA Master Index is a market capitalization-weighted index, including generic-coupon GNMA mortgages, with at least $150 million principal amounts outstanding. Every issue included in the Index is trader-priced and the Index follows consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended
  12/31/05. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Returns for One Year, Five Years and Ten Years would have been 2.39%, 5.03% and 5.50%, respectively.

  The returns shown do not reflect any sales charge, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch GNMA Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS LIFE GOVERNMENT FUND
December 31, 2005
----------------------------------------------------------------------------------------------------
                                                                                       Amount
                                                                                     Invested
                                                                                     For Each
                                                                                   $10,000 of
    Shares    Security                                                      Value  Net Assets
----------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--80.8%
              Fannie Mae--14.5%
    $1,361M   5.5%, 10/1/2032 - 7/1/2034                               $1,350,912        $660
       188M   6%, 8/1/2033                                                190,191          93
       161M   7%, 5/1/2031                                                169,272          83
       742M   9%, 6/1/2015 - 11/1/2026                                    811,043         396
       397M   11%, 10/1/2015                                              441,139         216
----------------------------------------------------------------------------------------------------
                                                                        2,962,557       1,448
----------------------------------------------------------------------------------------------------
              Freddie Mac--12.2%
     1,786M   6%, 8/1/2032 - 10/1/2035                                  1,805,373         883
       389M   6.5%, 7/1/2032 - 12/1/2032                                  399,184         195
       272M   8.5%, 7/1/2016 - 9/1/2024                                   297,047         145
----------------------------------------------------------------------------------------------------
                                                                        2,501,604       1,223
----------------------------------------------------------------------------------------------------
              Government National Mortgage Association I Program--54.1%
     1,630M   5%, 5/15/2034 - 10/15/2035                                1,610,066         787
     3,397M   5.5%, 2/15/2033 - 4/15/2035                               3,424,748       1,674
     2,371M   6%, 11/15/2032 - 5/15/2035                                2,436,897       1,191
     1,339M   6.5%, 7/15/2032 - 8/15/2034                               1,403,616         687
     1,592M   7%, 1/15/2030 - 10/15/2032                                1,684,501         823
       441M   10%, 5/15/2019 - 8/15/2019                                  502,051         245
----------------------------------------------------------------------------------------------------
                                                                       11,061,879       5,407
----------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $16,596,764)         16,526,040       8,078
----------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--9.6%
     1,000M   Federal Farm Credit Bank, 4.55%, 2011                       977,059         478
     1,000M   Federal Home Loan Bank, 5%, 2012                            986,876         482
----------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $1,991,293)     1,963,935         960
----------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--5.1%
       941M   FDA Queens LP, 6.99%, 2017 (cost $1,070,363)+             1,037,947         507
----------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------
                                                                                       Amount
                                                                                     Invested
                                                                                     For Each
 Principal                                                                         $10,000 of
    Amount    Security                                                      Value  Net Assets
----------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--5.8%
              U.S. Treasury Bills:
      $900M     3.26%, 1/12/06                                           $899,021        $440
       300M     3.585%, 1/26/06                                           299,222         146
----------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government
Obligations (cost $1,198,243)                                           1,198,243         586
----------------------------------------------------------------------------------------------------
Total Value of Investments (cost $20,856,663)               101.3%     20,726,165      10,131
Excess of Liabilities Over Other Assets                      (1.3)       (268,935)       (131)
----------------------------------------------------------------------------------------------------
Net Assets                                                  100.0%    $20,457,230     $10,000
====================================================================================================

+ Security exempt from registration under Rule 144A of the Securities Act of 1933 (See Note 5)

  See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS LIFE GROWTH FUND

Dear Investor:

This is the annual report for the First Investors Life Growth Fund for the year ended December 31, 2005. During the year, the Fund's return on a net asset value basis was 7.2%, including dividends of 25.1 cents per share.

The Fund's positive overall performance during the reporting period was helped by the solid performance of the equity markets. Within the U.S. equity market, all market cap segments performed well during the year, with the mid-caps performing best followed by small- and large-capitalization stocks, respectively.

The Fund's outperformance relative to the Russell 3000 Index was due to strong security selection across several sectors, led by securities in the energy, consumer staples, consumer discretionary and financials sectors. In addition, the Fund benefited from its greater than benchmark exposure to energy stocks, which significantly outperformed during the year. Top individual contributors included a number of energy holdings, such as Chesapeake Energy, ConocoPhillips, Schlumberger and Noble Energy, all of which were supported by rising oil prices. Health care holdings Health Net and Coventry Health Care, and industrials sector holding Precision Castparts, were also a source of positive performance during the year.

The primary detractor from relative performance was the Fund's security selection in the information technology sector. Symbol Technologies and Polycom both fell during the period. The Fund's underweight exposure to the strong performing utilities sector and overweight position to the weak performing consumer discretionary sector also detracted from relative results. The largest individual detractor during the year was biotech holding Elan, which declined significantly after the company announced in late February that its new multiple sclerosis drug, Tysabri, was associated with a fatal side effect.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ MATTHEW E. MEGARGEL

Matthew E. Megargel
Portfolio Manager

January 31, 2006

Fund Expenses
FIRST INVESTORS LIFE GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

-------------------------------------------------------------------------------
                         Beginning             Ending
                          Account              Account          Expenses Paid
                           Value                Value           During Period
Expense Examples          (7/1/05)            (12/31/05)     (7/1/05-12/31/05)*
-------------------------------------------------------------------------------
Actual                   $1,000.00           $1,071.30           $4.59
Hypothetical
  (5% annual return
  before expenses)       $1,000.00           $1,020.77           $4.48
-------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .88%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Health Care                                          18.1%
Financials                                           16.8%
Information Technology                               15.4%
Consumer Discretionary                               13.9%
Industrials                                          10.3%
Energy                                                9.0%
Consumer Staples                                      6.3%
Materials                                             3.9%
Telecommunication Services                            2.3%
Utilities                                             0.9%


Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE GROWTH FUND

Comparison of change in value of $10,000 investment in the First Investors Life Growth Fund and the Russell 3000 Index.

First Investors Life Series Growth Fund
Graph Plot Points
for the periods Ended 12/31/05

                      Growth    Russell 3000
                        Fund           Index
Dec-95               $10,000         $10,000
Dec-96                12,445          12,182
Dec-97                16,089          16,053
Dec-98                20,490          19,929
Dec-99                25,914          24,094
Dec-00                25,921          22,296
Dec-01                22,456          19,741
Dec-02                17,462          15,489
Dec-03                22,557          20,300
Dec-04                24,987          22,726
Dec-05                26,786          24,117

(INSET BOX IN CHART READS:)

                    Average Annual Total Returns*
One Year                       7.20%
Five Years                      .66%
Ten Years                     10.35%

  The graph compares a $10,000 investment in the First Investors Life Growth Fund beginning 12/31/95 with a theoretical investment in the Russell 3000 Index (the "Index"). The Russell 3000 Index is an unmanaged Index composed of the 3,000 largest U.S. companies, as determined by market capitalization, and represents approximately 98% of the investable U.S. equity market. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended
  12/31/05.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Russell 3000 Index figures are from Frank Russell and Company and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS LIFE GROWTH FUND
December 31, 2005
----------------------------------------------------------------------------------------------------
                                                                                           Amount
                                                                                         Invested
                                                                                         For Each
 Principal                                                                             $10,000 of
    Amount    Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------------
              COMMON STOCKS--97.5%
              Consumer Discretionary--13.9%
    32,900    Abercrombie & Fitch Company - Class "A"                      $2,144,422         $86
    25,500  * Career Education Corporation                                    859,860          35
    14,400    CBRL Group, Inc.                                                506,160          20
    44,600    Christopher & Banks Corporation                                 837,588          34
    10,200  * Coldwater Creek, Inc.                                           311,406          13
    48,900  * Comcast Corporation - Special Class "A"                       1,256,241          51
    66,466    D.R. Horton, Inc.                                             2,374,830          95
    47,800    Hilton Hotels Corporation                                     1,152,458          46
    29,000  * ITT Educational Services, Inc.                                1,714,190          69
    17,900  * Jos. A. Bank Clothiers, Inc.                                    777,039          31
    48,800  * Kohl's Corporation                                            2,371,680          95
    38,100    Lowe's Companies, Inc.                                        2,539,746         102
   101,500    Michaels Stores, Inc.                                         3,590,055         144
     3,000  * Mohawk Industries, Inc.                                         260,940          10
    41,800  * O'Reilly Automotive, Inc.                                     1,338,018          54
    21,000    Outback Steakhouse, Inc.                                        873,810          35
    42,150  * Pacific Sunwear of California, Inc.                           1,050,378          42
    58,100  * Penn National Gaming, Inc.                                    1,914,395          77
    54,100  * Shuffle Master, Inc.                                          1,360,074          55
   305,200    Time Warner, Inc.                                             5,322,688         214
    61,300    Viacom, Inc. - Class "B"                                      1,998,380          80
----------------------------------------------------------------------------------------------------
                                                                           34,554,358       1,388
----------------------------------------------------------------------------------------------------
              Consumer Staples--6.3%
    55,000    Altria Group, Inc.                                            4,109,600         165
    25,400    Anheuser-Busch Companies, Inc.                                1,091,184          44
     9,800  * Constellation Brands, Inc. - Class "A"                          257,054          10
    17,800    Loews Corporation - Carolina Group                              783,022          31
    61,000    PepsiCo, Inc.                                                 3,603,880         145
    99,900    Procter & Gamble Company                                      5,782,212         232
----------------------------------------------------------------------------------------------------
                                                                           15,626,952         627
----------------------------------------------------------------------------------------------------
              Energy--9.0%
    22,700    Cameco Corporation                                            1,438,953          58
    69,700    Chesapeake Energy Corporation                                 2,211,581          89
    46,600    ConocoPhillips                                                2,711,188         109
    83,200    ExxonMobil Corporation                                        4,673,344         188
----------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------
                                                                                           Amount
                                                                                         Invested
                                                                                         For Each
                                                                                       $10,000 of
    Shares    Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------------
              Energy (continued)
    22,100    GlobalSantaFe Corporation                                    $1,064,115         $43
    10,200  * National-Oilwell Varco, Inc.                                    639,540          26
    99,600    Noble Energy, Inc.                                            4,013,880         161
    30,300    Petro-Canada                                                  1,214,727          49
    30,500    Schlumberger, Ltd.                                            2,963,075         119
    17,700    Woodside Petroleum, Ltd. (ADR)                                  508,838          20
    22,233    XTO Energy, Inc.                                                976,918          39
----------------------------------------------------------------------------------------------------
                                                                           22,416,159         901
----------------------------------------------------------------------------------------------------
              Financials--16.8%
    43,100    ACE, Ltd.                                                     2,303,264          92
    17,300    Ambac Financial Group, Inc.                                   1,333,138          54
    34,074    American International Group, Inc.                            2,324,869          93
   122,800    Bank of America Corporation                                   5,667,220         228
    20,200    Chubb Corporation                                             1,972,530          79
    95,252    Citigroup, Inc.                                               4,622,579         186
   183,500  * E*TRADE Financial Corporation                                 3,827,810         154
    31,800    First Marblehead Corporation                                  1,044,948          42
    31,200    Golden West Financial Corporation                             2,059,200          83
    38,200    IndyMac Bancorp, Inc.                                         1,490,564          60
    42,700    Merrill Lynch & Company, Inc.                                 2,892,071         116
    22,900    Northern Trust Corporation                                    1,186,678          48
    50,300    Nuveen Investments - Class "A"                                2,143,786          86
    26,200    Simon Property Group, Inc. (REIT)                             2,007,706          80
    63,796    St. Paul Travelers Companies, Inc.                            2,849,767         114
    51,200    State Street Corporation                                      2,838,528         114
    26,500    W.R. Berkley Corporation                                      1,261,930          51
----------------------------------------------------------------------------------------------------
                                                                           41,826,588       1,680
----------------------------------------------------------------------------------------------------
              Health Care--18.0%
    56,000    Abbott Laboratories                                           2,208,080          89
    50,800  * Amgen, Inc.                                                   4,006,088         161
    34,700    Applera Corporation - Applied Biosystems Group                  921,632          37
    57,300    Biomet, Inc.                                                  2,095,461          84
    61,700    Biovail Corporation                                           1,464,141          59
    21,800  * Charles River Laboratories International, Inc.                  923,666          37
    23,100    Cooper Companies, Inc.                                        1,185,030          48
    32,600  * Coventry Health Care, Inc.                                    1,856,896          75
    20,700    Diagnostic Products Corporation                               1,004,985          40
----------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE GROWTH FUND
December 31, 2005
----------------------------------------------------------------------------------------------------
                                                                                           Amount
                                                                                         Invested
                                                                                         For Each
                                                                                       $10,000 of
    Shares    Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------------
              Health Care (continued)
    32,300    Eisai Co., Ltd. (ADR)                                         $1,354,614         $54
    38,700    Eli Lilly & Company                                            2,190,033          88
    46,000  * Fisher Scientific International, Inc.                          2,845,560         114
    33,500  * Genzyme Corporation                                            2,371,130          95
    25,400  * Health Net, Inc.                                               1,309,370          53
    34,600  * Kinetic Concepts, Inc.                                         1,375,696          55
    75,900    Medtronic, Inc.                                                4,369,563         175
    31,200    Omnicare, Inc.                                                 1,785,264          72
    19,200  * Patterson Companies, Inc.                                        641,280          26
    30,475    Pfizer, Inc.                                                     710,677          28
    48,000    Sanofi-Aventis (ADR)                                           2,107,200          85
   117,800    Schering-Plough Corporation                                    2,456,130          99
    35,200  * Triad Hospitals, Inc.                                          1,380,896          55
    15,200  * Waters Corporation                                               574,560          23
    47,600  * WellPoint, Inc.                                                3,798,004         153
----------------------------------------------------------------------------------------------------
                                                                            44,935,956       1,805
----------------------------------------------------------------------------------------------------
              Industrials--10.3%
    29,300    Boeing Company                                                 2,058,032          83
    23,000    Caterpillar, Inc.                                              1,328,710          53
    19,900    CNF, Inc.                                                      1,112,211          45
    23,800    Fastenal Company                                                 932,722          37
   145,200    General Electric Company                                       5,089,260         204
    33,900    Ingersoll-Rand Company - Class "A"                             1,368,543          55
    29,800    Lockheed Martin Corporation                                    1,896,174          76
    28,100    Oshkosh Truck Corporation                                      1,252,979          50
    46,200    Precision Castparts Corporation                                2,393,622          96
    13,900    Textron, Inc.                                                  1,070,022          43
    61,800    United Technologies Corporation                                3,455,238         139
    76,300    Waste Management, Inc.                                         2,315,705          93
    28,900  * Yellow Roadway Corporation                                     1,289,229          52
----------------------------------------------------------------------------------------------------
                                                                            25,562,447       1,026
----------------------------------------------------------------------------------------------------
              Information Technology--15.4%
    34,400    Adobe Systems, Inc.                                            1,271,424          51
    17,000  * Affiliated Computer Services, Inc. - Class "A"                 1,006,060          40
    25,900  * Alliance Data Systems Corporation                                922,040          37
    41,900  * Amdocs, Ltd.                                                   1,152,250          46
    21,800    Amphenol Corporation - Class "A"                                 964,868          39
----------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------
                                                                                           Amount
                                                                                         Invested
                                                                                         For Each
                                                                                       $10,000 of
    Shares    Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------------
              Information Technology (continued)
    25,600    Autodesk, Inc.                                                $1,099,520         $44
    18,000    CDW Corporation                                                1,036,260          42
    75,800  * Cisco Systems, Inc.                                            1,297,696          52
   173,900  * Corning, Inc.                                                  3,418,874         137
    41,400  * Dell, Inc.                                                     1,241,586          50
    11,600  * DST Systems, Inc.                                                694,956          28
    67,800  * EMC Corporation                                                  923,436          37
    47,000    First Data Corporation                                         2,021,470          81
     2,700  * Google, Inc. - Class "A"                                       1,120,122          45
    78,300    Intel Corporation                                              1,954,368          78
    17,600  * Intuit, Inc.                                                     938,080          38
    24,900  * Lam Research Corporation                                         888,432          36
    43,900    Microchip Technology, Inc.                                     1,411,385          57
   263,500    Microsoft Corporation                                          6,890,525         277
    19,000    Motorola, Inc.                                                   429,210          17
    16,300    Paychex, Inc.                                                    621,356          25
    25,100  * QLogic Corporation                                               816,001          33
    40,800    Texas Instruments, Inc.                                        1,308,456          53
    18,800  * Varian Semiconductor Equipment Associates, Inc.                  825,884          33
   102,700  * Yahoo!, Inc.                                                   4,023,786         162
----------------------------------------------------------------------------------------------------
                                                                            38,278,045       1,538
----------------------------------------------------------------------------------------------------
              Materials--3.9%
    45,200    Alcoa, Inc.                                                    1,336,564          54
    46,400    Du Pont (E.I.) de Nemours & Company                            1,972,000          79
    20,800    Freeport-McMoRan Copper & Gold, Inc. - Class "B"               1,119,040          45
    53,500    Newmont Mining Corporation                                     2,856,900         115
     6,000    Rio Tinto PLC (ADR)                                            1,096,740          44
    21,200    Vulcan Materials Company                                       1,436,300          58
----------------------------------------------------------------------------------------------------
                                                                             9,817,544         395
----------------------------------------------------------------------------------------------------
              Other--.7%
    34,900    Market 2000+ HOLDRs Trust                                      1,841,673          74
----------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE GROWTH FUND
December 31, 2005
----------------------------------------------------------------------------------------------------
                                                                                            Amount
                                                                                          Invested
 Shares or                                                                                For Each
 Principal                                                                              $10,000 of
    Amount    Security                                                           Value  Net Assets
----------------------------------------------------------------------------------------------------
              Telecommunication Services--2.3%
    80,600  * Alamosa Holdings, Inc.                                        $1,499,966         $60
   122,700  * Qwest Communications International, Inc.                         693,255          28
   148,752    Sprint Nextel Corporation                                      3,474,847         140
----------------------------------------------------------------------------------------------------
                                                                             5,668,068         228
----------------------------------------------------------------------------------------------------
              Utilities--.9%
    45,300    TXU Corporation                                                2,273,607          91
----------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $193,767,760)                           242,801,397       9,753
----------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--2.4%
    $5,985M   UBS Securities, 3.5%, dated 12/30/05, to be
                repurchased at $5,987,328 on 1/3/06
                (collateralized by U.S. Treasury Bonds,
                8.125%, 8/15/21, valued at $6,194,960)
                (cost $5,985,000)                                            5,985,000         240
----------------------------------------------------------------------------------------------------
Total Value of Investments (cost $199,752,760)                    99.9%    248,786,397       9,993
Other Assets, Less Liabilities                                      .1         165,557           7
----------------------------------------------------------------------------------------------------
Net Assets                                                       100.0%   $248,951,954     $10,000
=====================================================================================================

* Non-income producing

  Summary of Abbreviations:

  ADR  American Depositary Receipts
  REIT  Real Estate Investment Trust

  See notes to financial statements


Portfolio Managers' Letter
FIRST INVESTORS LIFE HIGH YIELD FUND

Dear Investor:

This is the annual report for the First Investors Life High Yield Fund for the year ended December 31, 2005. During the year, the Fund's return on a net asset value basis was 0.4%, including dividends of 62.8 cents per share.

The two most important factors driving the Fund's performance during the year were the overall performance of the high yield market and the bankruptcy of auto parts supplier Collins & Aikman, a large position in the Fund.

After posting strong returns for the two years before fiscal year 2005, the tide turned for the high yield bond sector. High yield valuations reached a point at which they were due for a correction, which took place during the past year. Compounding the correction was the poor performance of the Treasury market. Economic and credit trends generally remain favorable, but investors are worried about the credit cycle following the credit-rating downgrades of GM and Ford to high yield status and the high profile bankruptcies of Delta Air Lines, Northwest Airlines and Delphi Corporation.

The most significant negative contributor to Fund performance was its investment in auto parts supplier Collins & Aikman, which filed for bankruptcy. A strong performer in 2004, Collins & Aikman faced a liquidity crisis after its primary customers, GM and Ford, were downgraded to high yield. Other negative contributors included Delco Remy, also an auto parts supplier, which suffered from difficulties in integrating an acquisition and from general weakness in the auto sector; Adelphia Communications, which traded off as cable sector investors became concerned about increasing competition from telecommunication providers; and Merisant, a manufacturer and marketer of tabletop sweetener products, which performed poorly as its Equal sweetener product continued to lose market share to Splenda.

Aiding the Fund's performance were investments that benefited from "special situations," and the Fund's overweight allocation in the chemical and energy sectors in anticipation of continued strong cyclical results. Special situations investments included Day International, which called 25% of its preferred stock and paid nearly three years of dividends in arrears, and Media News, whose stock rose due to mergers and acquisition activity in the sector. Chemical supplier Resolution Performance Products posted strong results as the chemical cycle moved toward a peak.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ RICHARD T. BOURKE

Richard T. Bourke
Co-Portfolio Manager

January 31, 2006


\S\ GREG MILLER

Greg Miller
Co-Portfolio Manager

Fund Expenses
FIRST INVESTORS LIFE HIGH YIELD FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


------------------------------------------------------------------------------
                    Beginning            Ending
                     Account             Account              Expenses Paid
                      Value               Value               During Period
Expense Examples    (7/1/05)            (12/31/05)          (7/1/05-12/31/05)*
------------------------------------------------------------------------------
Actual              $1,000.00           $1,017.65                 $4.53
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,020.72                 $4.53
------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .89%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Consumer Discretionary                               28.2%
Consumer Staples                                     19.4%
Materials                                            13.6%
Energy                                                8.9%
Health Care                                           7.7%
Industrials                                           7.6%
Financials                                            2.8%
Telecommunication Services                            2.6%
U.S. Government Obligations                           1.5%
Information Technology                                1.5%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE HIGH YIELD FUND

Comparison of change in value of $10,000 investment in the First Investors Life High Yield Fund and the Credit Suisse High Yield Index II.

First Investors Life Series High Yield Fund
Graph Plot Points
for the periods Ended 12/31/05

                          Life    Credit Suisse
                    High Yield       High Yield
                          Fund         Index II
Dec-95                 $10,000          $10,000
Dec-96                  11,256           11,303
Dec-97                  12,659           12,683
Dec-98                  13,058           12,753
Dec-99                  13,705           13,211
Dec-00                  12,833           12,463
Dec-01                  12,388           13,231
Dec-02                  12,667           13,641
Dec-03                  15,978           17,452
Dec-04                  17,566           19,538
Dec-05                  17,638           19,980

(INSET BOX IN CHART READS:)

                            Average Annual Total Returns*
One Year                              .41%
Five Years                           6.57%
Ten Years                            5.84%

   The graph compares a $10,000 investment in the First Investors Life High Yield Fund beginning 12/31/95 with a theoretical investment in the Credit Suisse High Yield Index II (the "Index"). The Index is designed to measure the performance of the high yield bond market. As of 12/31/05, the Index consisted of 1,434 different issues, most of which are cash-pay, also included in the Index are zero-coupon bonds, step bonds, payment-in-kind bonds and bonds which are in default. As of 12/31/05, approximately .48% of the market value of the Index was in default. The bonds included in the Index have an average maturity of 7.39 years, an average duration of 4.24 years and an average coupon of 8.49%. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

*  The Average Annual Total Return figures are for the periods ended
   12/31/05.

   The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The issuers of the high yield bonds, in which the Fund primarily invests, pay higher interest rates because they have a greater likelihood of financial difficulty, which could result in their inability to repay the bonds fully when due. Prices of high yield bonds are also subject to greater fluctuations. Credit Suisse High Yield Index II figures are from Credit Suisse Corporation and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS LIFE HIGH YIELD  FUND
December 31, 2005
---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                 Value   Net Assets
---------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--87.7%
              Aerospace/Defense--3.0%
      $400M   Alliant Techsystems, Inc., 8.5%, 2011                                  $422,000         $61
       600M   DRS Technologies, Inc., 6.875%, 2013                                    576,750          84
       400M   Dyncorp International, 9.5%, 2013                                       418,000          61
       190M   GenCorp, Inc., 9.5%, 2013                                               205,200          30
       400M   L-3 Communications Corp., 7.625%, 2012                                  423,000          62
---------------------------------------------------------------------------------------------------------
                                                                                    2,044,950         298
---------------------------------------------------------------------------------------------------------
              Automotive--8.2%
       200M   Accuride Corp., 8.5%, 2015                                              198,000          29
              Asbury Automotive Group, Inc.:
       175M     9%, 2012                                                              175,875          25
       600M     8%, 2014                                                              576,000          84
       750M   Cooper Standard Automotive, Inc., 8.375%, 2014                          573,750          84
       250M   Cummins, Inc., 9.5%, 2010                                               271,250          39
       375M   Dana Corp., 9%, 2011                                                    305,625          45
              Delco Remy International, Inc.:
       500M     11%, 2009                                                             180,000          26
       250M     9.375%, 2012                                                           87,500          13
       350M   General Motors Acceptance Corp., 4.5%, 2006                             339,391          50
              Navistar International Corp.:
       250M     7.5%, 2011                                                            239,375          35
       350M     6.25%, 2012                                                           315,000          46
     1,000M   Special Devices, Inc., 11.375%, 2008                                    768,750         112
       750M   Tenneco Automotive, 8.625%, 2014                                        712,500         104
       448M   TRW Automotive, Inc., 9.375%, 2013                                      487,200          71
       400M   United Components, Inc., 9.375%, 2013                                   400,000          58
---------------------------------------------------------------------------------------------------------
                                                                                    5,630,216         821
---------------------------------------------------------------------------------------------------------
              Chemicals--11.4%
       225M   BCP Crystal US Holdings Corp., 9.625%, 2014                             251,437          37
       350M   Equistar Chemicals LP, 10.625%, 2011                                    386,750          56
       235M   Ethyl Corp., 8.875%, 2010                                               247,337          36
       200M   Huntsman International, LLC, 7.375%, 2015+                              194,000          28
              Huntsman, LLC:
       183M     11.625%, 2010                                                         209,306          31
       319M     11.5%, 2012                                                           362,862          53
       900M   IMC Global, Inc., 10.875%, 2013                                       1,038,375         151
---------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                 Value   Net Assets
---------------------------------------------------------------------------------------------------------
              Chemicals (continued)
      $700M   Innophos, Inc., 8.875%, 2014+                                          $708,750        $103
              Lyondell Chemical Co.:
       650M     9.625%, 2007                                                          681,688          99
       213M     9.5%, 2008                                                            224,183          33
       425M   Millennium America, Inc., 9.25%, 2008                                   460,594          67
       400M   Nell AF Sarl, 8.375%, 2015+                                             398,000          58
       100M   Omnova Solutions, Inc., 11.25%, 2010                                    104,750          15
              Resolution Performance Products, LLC:
       100M     8%, 2009                                                              102,500          15
     1,675M     13.5%, 2010                                                         1,779,688         260
       337M   Terra Capital, Inc., 11.5%, 2010                                        377,440          55
       200M   Tronox Worldwide, LLC, 9.5%, 2012+                                      205,000          30
        64M   Westlake Chemical Corp., 8.75%, 2011                                     68,800          10
---------------------------------------------------------------------------------------------------------
                                                                                    7,801,460       1,137
---------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--3.8%
       200M   Broder Brothers Co., 11.25%, 2010                                       191,500          28
       500M   GFSI, Inc., 9.625%, 2007                                                452,500          66
              Levi Strauss & Co.:
       500M     8.804%, 2012***                                                       506,250          74
       400M     9.75%, 2015                                                           418,000          61
       800M   Playtex Products, Inc., 9.375%, 2011                                    842,000         123
       250M   Remington Arms Co., 10.5%, 2011                                         223,750          32
---------------------------------------------------------------------------------------------------------
                                                                                    2,634,000         384
---------------------------------------------------------------------------------------------------------
              Energy--8.6%
       700M   Bluewater Finance, Ltd., 10.25%, 2012                                   756,000         110
              Chesapeake Energy Corp.:
       200M     7.5%, 2014                                                            213,000          31
     1,000M     6.625%, 2016                                                        1,017,500         148
       150M   Compagnie Generale de Geophysique, 7.5%, 2015                           156,000          23
       250M   Delta Petroleum Corp., 7%, 2015                                         231,875          34
       300M   Dresser, Inc., 9.375%, 2011                                             317,250          46
     1,000M   El Paso Production Holding Co., 7.75%, 2013                           1,042,500         152
       200M   Energy Partners, Ltd., 8.75%, 2010                                      206,000          30
              Giant Industries, Inc.:
       650M     11%, 2012                                                             726,375         106
       450M     8%, 2014                                                              466,875          68
---------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD  FUND
December 31, 2005
---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                  Value  Net Assets
---------------------------------------------------------------------------------------------------------
              Energy (continued)
      $400M   POGO Producing Co., 6.875%, 2017+                                      $392,000         $57
       400M   Tesoro Corp., 6.25%, 2012+                                              404,000          59
---------------------------------------------------------------------------------------------------------
                                                                                    5,929,375         864
---------------------------------------------------------------------------------------------------------
              Financial--1.8%
       980M   Dow Jones CDX, High Yield, Trust 1, Series 4,
                8.25%, 2010+                                                          992,250         145
       263M   Targeted Return Index Securities Trust,
                7.651%, 2015+***                                                      271,103          39
---------------------------------------------------------------------------------------------------------
                                                                                    1,263,353         184
---------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--1.6%
              Land O'Lakes, Inc.:
       200M     9%, 2010                                                              218,000          32
        33M     8.75%, 2011                                                            34,815           5
       200M   Pierre Foods, Inc., 9.875%, 2012                                        204,000          30
       350M   Pilgrim's Pride Corp., 9.625%, 2011                                     374,500          54
       250M   Southern States Cooperative, Inc., 10.5%, 2010+                         263,750          39
---------------------------------------------------------------------------------------------------------
                                                                                    1,095,065         160
---------------------------------------------------------------------------------------------------------
              Food/Drug--1.1%
       750M   Ingles Markets, Inc., 8.875%, 2011                                      780,000         114
---------------------------------------------------------------------------------------------------------
              Forest Products/Containers--1.2%
       500M   Stone Container Corp., 9.75%, 2011                                      507,500          74
       370M   Tekni-Plex, Inc., 8.75%, 2013+                                          327,450          48
---------------------------------------------------------------------------------------------------------
                                                                                      834,950         122
---------------------------------------------------------------------------------------------------------
              Gaming/Leisure--6.9%
       500M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                          531,250          78
       500M   Isle of Capri Casinos, Inc., 7%, 2014                                   490,000          71
       600M   Mandalay Resort Group, 6.375%, 2011                                     599,250          87
       800M   MGM Mirage, Inc., 6.625%, 2015                                          802,000         117
---------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                 Value   Net Assets
---------------------------------------------------------------------------------------------------------
              Gaming/Leisure (continued)
              Park Place Entertainment Corp.:
      $700M     9.375%, 2007                                                         $730,625        $107
       500M     7%, 2013                                                              535,649          78
     1,000M   Speedway Motorsports, Inc., 6.75%, 2013                               1,017,500         148
---------------------------------------------------------------------------------------------------------
                                                                                    4,706,274         686
---------------------------------------------------------------------------------------------------------
              Health Care--7.5%
        50M   Alliance Imaging, Inc., 7.25%, 2012                                      41,875           6
       500M   Encore Medical IHC, Inc., 9.75%, 2012                                   490,000          71
       400M   Fisher Scientific International, Inc., 6.125%, 2015+                    402,000          59
       600M   Genesis Health Ventures, Inc., 9.75%, 2008++**                              375          --
              HCA, Inc.:
       485M     5.25%, 2008                                                           481,035          70
       700M     6.75%, 2013                                                           725,260         106
       350M   Insight Health Services Corp., 9.875%, 2011                             266,000          39
       350M   MedQuest, Inc., 11.875%, 2012                                           339,500          49
       100M   Omnicare, Inc., 6.875%, 2015                                            102,000          15
       200M   Quintiles Transnational Corp., 10%, 2013                                224,000          33
       100M   Res-Care, Inc., 7.75%, 2013+                                            100,500          15
       250M   Sybron Dental Specialties, Inc., 8.125%, 2012                           263,750          39
              Tenet Healthcare Corp.:
     1,050M     6.375%, 2011                                                          963,375         140
       250M     9.25%, 2015+                                                          249,375          36
       500M   Triad Hospitals, Inc., 7%, 2013                                         503,750          73
---------------------------------------------------------------------------------------------------------
                                                                                    5,152,795         751
---------------------------------------------------------------------------------------------------------
              Housing--3.3%
       500M   Beazer Homes USA, Inc., 6.875%, 2015                                    481,875          70
       500M   Builders FirstSource, Inc., 8.59%, 2012***                              511,250          75
       100M   NTK Holdings, Inc., 0%-10.75%, 2014#                                     63,000           9
       500M   Ply Gem Industries, Inc., 9%, 2012                                      446,250          65
              William Lyon Homes, Inc.:
       500M     7.625%, 2012                                                          443,750          65
       300M     10.75%, 2013                                                          311,250          45
---------------------------------------------------------------------------------------------------------
                                                                                    2,257,375         329
---------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD  FUND
December 31, 2005
---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                  Value  Net Assets
---------------------------------------------------------------------------------------------------------
              Information Technology--1.5%
      $350M   Exodus Communications, Inc., 10.75%, 2009++**                              $219         $--
     1,000M   Iron Mountain, Inc., 8.25%, 2011                                      1,015,400         148
---------------------------------------------------------------------------------------------------------
                                                                                    1,015,619         148
---------------------------------------------------------------------------------------------------------
              Investment/Finance Companies--0.9%
       157M   Finova Group, Inc., 7.5%, 2009                                           55,646           8
       500M   LaBranche & Co., Inc., 11%, 2012                                        557,500          81
---------------------------------------------------------------------------------------------------------
                                                                                      613,146          89
---------------------------------------------------------------------------------------------------------
              Manufacturing--1.1%
     1,000M   Wolverine Tube, Inc., 7.375%, 2008+                                     752,500         110
---------------------------------------------------------------------------------------------------------
              Media-Broadcasting--4.6%
     1,000M   Block Communications, Inc., 8.25%, 2015+                                995,000         145
     1,020M   Clear Channel Communications, Inc., 5.5%, 2014                          977,681         142
        50M   Nexstar Finance, Inc., 7%, 2014                                          46,063           7
       350M   Sinclair Broadcasting Group, Inc., 8.75%, 2011                          370,125          54
              Young Broadcasting, Inc.:
       340M     10%, 2011                                                             320,025          47
       500M     8.75%, 2014                                                           443,125          65
---------------------------------------------------------------------------------------------------------
                                                                                    3,152,019         460
---------------------------------------------------------------------------------------------------------
              Media-Cable TV--8.1%
       900M   Adelphia Communications Corp., 10.25%, 2011++                           544,500          79
       715M   Atlantic Broadband Finance, LLC, 9.375%, 2014                           641,712          94
       400M   Cablevision Systems Corp., 8%, 2012                                     376,000          55
              Charter Communications Holdings, LLC:
     1,500M     10%, 2009                                                           1,125,000         164
       250M     0%- 11.75%, 2011#                                                     133,750          19
       250M   CSC Holdings, Inc., 8.125%, 2009                                        253,750          37
     1,000M   Echostar DBS Corp., 6.375%, 2011                                        967,500         141
     1,000M   Mediacom LLC/Mediacom Capital Corp.,
                7.875%, 2011                                                          937,500         137
       500M   Quebecor Media, Inc., 11.125%, 2011                                     543,750          79
---------------------------------------------------------------------------------------------------------
                                                                                    5,523,462         805
---------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                  Value  Net Assets
---------------------------------------------------------------------------------------------------------
              Media-Diversified--2.8%
      $500M   Cenveo, Inc., 7.875%, 2013                                             $485,000         $71
              MediaNews Group, Inc.:
       300M     6.875%, 2013                                                          288,375          42
       200M     6.375%, 2014                                                          185,500          27
              Six Flags, Inc.:
       350M     8.875%, 2010                                                          343,000          50
       150M     9.625%, 2014                                                          146,625          21
       400M   Universal City Development Partners, Ltd.,
                11.75%, 2010                                                          450,500          66
---------------------------------------------------------------------------------------------------------
                                                                                    1,899,000         277
---------------------------------------------------------------------------------------------------------
              Metals/Mining--.6%
       200M   Metals USA, Inc., 11.125%, 2015+                                        206,000          30
       200M   Russell Metals, Inc., 6.375%, 2014                                      195,000          28
---------------------------------------------------------------------------------------------------------
                                                                                      401,000          58
---------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--2.9%
     1,000M   Gregg Appliances, Inc., 9%, 2013                                        910,000         133
              GSC Holdings Corp.:
       200M     7.875%, 2011+***                                                      199,000          29
       200M     8%, 2012+                                                             189,000          28
       700M   Neiman Marcus Group, Inc., 10.375%, 2015+                               714,875         104
---------------------------------------------------------------------------------------------------------
                                                                                    2,012,875         294
---------------------------------------------------------------------------------------------------------
              Services--4.7%
              Allied Waste NA, Inc.:
       400M     5.75%, 2011                                                           381,000          55
       206M     9.25%, 2012                                                           224,025          33
       200M     7.875%, 2013                                                          207,500          30
       700M     7.375%, 2014                                                          684,250         100
       220M   Hydrochem Industrial Services, Inc., 9.25%, 2013+                       212,300          31
       500M   United Rentals, Inc., 6.5%, 2012                                        489,375          71
     1,000M   Waste Services, Inc., 9.5%, 2014                                      1,005,000         147
---------------------------------------------------------------------------------------------------------
                                                                                    3,203,450         467
---------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD  FUND
December 31, 2005
---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
  Principal                                                                                      For Each
     Amount                                                                                    $10,000 of
  or Shares   Security                                                                  Value  Net Assets
---------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
      $950M   E. Spire Communications, Inc., 13%, 2010++**                                $95         $--
     1,000M   XO Communications, Inc., 9%, 2008++**                                       625          --
---------------------------------------------------------------------------------------------------------
                                                                                          720          --
---------------------------------------------------------------------------------------------------------
              Transportation--.2%
       137M   American Commercial Lines, 9.5%, 2015                                   148,645          22
---------------------------------------------------------------------------------------------------------
              Utilities--.0%
       500M   AES Drax Energy, Ltd., 11.5%, 2010++                                      1,125          --
         3M   NRG Energy, Inc., 8%, 2013                                                3,360           1
---------------------------------------------------------------------------------------------------------
                                                                                        4,485           1
---------------------------------------------------------------------------------------------------------
              Wireless Communications--1.9%
       500M   Nextel Communications, Inc., 5.95%, 2014                                503,264          73
       300M   Rogers Wireless, Inc., 6.375%, 2014                                     302,250          44
       650M   Triton Communications, LLC, 9.375%, 2011                                477,750          70
---------------------------------------------------------------------------------------------------------
                                                                                    1,283,264         187
---------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $64,664,723)                                  60,139,998       8,768
---------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--1.5%
     1,000M   U.S. Treasury Notes, 6.125%, 2007 (cost $1,020,539)                   1,026,797         150
---------------------------------------------------------------------------------------------------------
              COMMON STOCKS--1.2%
              Food/Drug--.3%
    12,800    Ingles Markets, Inc.                                                    200,320          29
---------------------------------------------------------------------------------------------------------
              Media-Diversified--.3%
     1,000  * MediaNews Group, Inc. - Class "A"**                                     225,000          33
---------------------------------------------------------------------------------------------------------
              Telecommunication Services--.6%
    18,372  * RCN Corporation                                                         430,823          63
     1,200  * RCN Corporation**                                                            12          --
       690  * Viatel Holding (Bermuda), Ltd.**                                             22          --
     4,399  * World Access, Inc.                                                            4          --
---------------------------------------------------------------------------------------------------------
                                                                                      430,861          63
---------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $867,652)                                          856,181         125
---------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
  Principal                                                                                      For Each
     Amount                                                                                    $10,000 of
  or Shares   Security                                                                  Value  Net Assets
---------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.5%
              Manufacturing
       413    Day International Group, Inc. 12.25%, 2010, PIK
                (cost $393,111)                                                      $376,625         $55
---------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--6.0%
    $1,000M   AIG Funding Corp., 4.19%, 1/10/06                                       998,832         145
     1,000M   ChevronTexaco Corp., 4.18%, 1/6/06                                      999,301         146
              General Electric Capital Corp.:
       700M     4.27%, 1/18/06                                                        698,505         102
     1,400M     4.26%, 1/19/06                                                      1,396,849         204
---------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $4,093,487)                         4,093,487         597
---------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $71,039,512)                            96.9%     66,493,088       9,695
Other Assets, Less Liabilities                                            3.1       2,095,521         305
---------------------------------------------------------------------------------------------------------
Net Assets                                                              100.0%    $68,588,609     $10,000
==========================================================================================================

  + Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

 ++ In default as to principal and/or interest payment

  * Non-income producing

 ** Security valued at fair value (see Note 1A)

*** Interest Rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates shown are the rates in effect on December 31, 2005.

  # Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated future date).

    See notes to financial statements



Portfolio Manager's Letter
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND

Dear Investor:

This is the annual report for the First Investors Life International Securities Fund for the year ended December 31, 2005. During the year, the Fund's return on a net asset value basis was 9.2%, including dividends of
23.8 cents per share.

The Fund's positive overall performance during the reporting period was driven by improving global economies and solid performance of the equity markets. Foreign markets significantly outperformed U.S. domestic markets during the period. Emerging markets led the way, returning 35%, while Japan, Pacific Basin (excluding Japan) and Europe also performed well, returning 26%, 15% and 10%, respectively, as measured by the MSCI indexes.

Stock selection overall was neutral for the period, with strongest results in the consumer staples, energy and industrials sectors. Within consumer staples, Japan Tobacco and Seven & I Holdings rose significantly during the period. Within the energy sector, Talisman Energy and Petro-Canada were strong performers as both stocks continued to be supported by rising oil prices. Within industrials, the Fund benefited from owning East Japan Rail and European Aeronautic, both of which were up more than 20% during the period. These positive results were offset by negative stock selection in the information technology, telecom and health care sectors. In information technology, Research in Motion and Symbol Technologies disappointed, and in telecom, relative results were hurt by holdings Vodafone Group and Deutsche Telekom. In health care, shares of Elan declined significantly after the company announced in late February that its new multiple sclerosis drug, Tysabri, was associated with a fatal side effect.

On a regional basis, the Fund benefited from strong stock selection in North America, as well as its underweight exposure, relative to the MSCI All Country World Free Index, to North America and overweight to Japan. However, these gains were offset by negative stock selection in Europe, emerging markets and Japan.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ TROND SKRAMSTAD

Trond Skramstad
Portfolio Manager

January 31, 2006

Fund Expenses
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

------------------------------------------------------------------------------
                      Beginning           Ending
                      Account             Account              Expenses Paid
                       Value               Value                During Period
Expense Examples      (7/1/05)            (12/31/05)          (7/1/05-12/31/05)*
------------------------------------------------------------------------------
Actual                $1,000.00           $1,105.58              $5.47
Hypothetical
  (5% annual return
  before expenses)    $1,000.00           $1,020.02              $5.24
------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN COUNTRIES

(BAR CHART DATA:)

United States                                        32.1%
Japan                                                15.3%
United Kingdom                                        9.3%
France                                                8.7%
Switzerland                                           8.0%
Belguim                                               4.3%
Italy                                                 3.9%
Netherlands                                           2.5%
Canada                                                1.8%
Spain                                                 1.7%


Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND

Comparison of change in value of $10,000 investment in the First Investors Life International Securities Fund and the Morgan Stanley Capital
International ("MSCI") All Country World Free Index.

First Investors Life Series International Securities Fund
Graph Plot Points
for the periods Ended 12/31/05

                   Life Intl             MSCI All Country
                   Sec. Fund             World Free Index
Dec-95               $10,000                      $10,000
Dec-96                11,524                       11,320
Dec-97                12,571                       13,018
Dec-98                14,856                       15,878
Dec-99                19,530                       20,137
Dec-00                17,252                       17,330
Dec-01                14,700                       14,572
Dec-02                11,991                       11,807
Dec-03                15,891                       15,895
Dec-04                18,207                       18,399
Dec-05                19,886                       20,491

(INSET BOX IN CHART READS:)

                               Average Annual Total Returns*
One Year                                   9.22%
Five Years                                 2.88%
Ten Years                                  7.12%

  The graph compares a $10,000 investment in the First Investors Life International Securities Fund beginning 12/31/95 with a theoretical investment in the MSCI All Country World Free Index (the "Index"). The Index represents both the developed and the emerging markets. The Index includes 49 markets of which emerging markets represent approximately 7.2%. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended
  12/31/05.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. MSCI All Country World Free Index figures are from Morgan Stanley & Company, Inc. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
December 31, 2005
---------------------------------------------------------------------------------------------------
                                                                                           Amount
                                                                                         Invested
                                                                                         For Each
                                                                                       $10,000 of
    Shares    Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------------
              COMMON STOCKS--92.5%
              United States--28.9%
     8,950    Abbott Laboratories                                            $352,898         $34
     3,200    Abercrombie & Fitch Company - Class "A"                         208,576          20
     7,000    ACE, Ltd.                                                       374,080          36
     6,400    Adobe Systems, Inc.                                             236,544          23
    19,400  * Alamosa Holdings, Inc.                                          361,034          34
     7,300    Alcoa, Inc.                                                     215,861          21
     9,500    Altria Group, Inc.                                              709,840          68
     9,500  * Amdocs, Ltd.                                                    261,250          25
     5,570    American International Group, Inc.                              380,041          36
     8,100  * Amgen, Inc.                                                     638,766          61
     4,000    Anheuser-Busch Companies, Inc.                                  171,840          16
    19,700    Bank of America Corporation                                     909,155          87
     5,500    Biomet, Inc.                                                    201,135          19
     4,700    Boeing Company                                                  330,128          31
     3,800    Caterpillar, Inc.                                               219,526          21
     4,500    Chubb Corporation                                               439,425          42
    12,200  * Cisco Systems, Inc.                                             208,864          20
    15,249    Citigroup, Inc.                                                 740,034          71
     4,900    CNF, Inc.                                                       273,861          26
     8,700  * Comcast Corporation - Special Class "A"                         223,503          21
     9,200    ConocoPhillips                                                  535,256          51
    33,300  * Corning, Inc.                                                   654,678          62
     6,800  * Dell, Inc.                                                      203,932          19
     7,600    DuPont (E.I.) de Nemours & Company                              323,000          31
    13,300  * E*TRADE Financial Corporation                                   277,438          26
     6,200    Eli Lilly & Company                                             350,858          33
    10,700  * EMC Corporation                                                 145,734          14
     5,700    ExxonMobil Corporation                                          320,169          31
     7,600    First Data Corporation                                          326,876          31
     4,200  * Fisher Scientific International, Inc.                           259,812          25
    24,200    General Electric Company                                        848,210          81
     7,600  * Genzyme Corporation                                             537,928          51
     3,500    GlobalSantaFe Corporation                                       168,525          16
     5,400    Golden West Financial Corporation                               356,400          34
       300  * Google, Inc. - Class "A"                                        124,458          12
     3,000  * Health Net, Inc.                                                154,650          15
    11,400    Hilton Hotels Corporation                                       274,854          26
     5,600    Ingersoll-Rand Company - Class "A"                              226,072          22
    12,440    Intel Corporation                                               310,502          30
---------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
December 31, 2005
---------------------------------------------------------------------------------------------------
                                                                                           Amount
                                                                                         Invested
                                                                                         For Each
                                                                                       $10,000 of
    Shares    Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------------
              United States (continued)
     7,900  * Kohl's Corporation                                             $383,940         $37
     4,700    Lockheed Martin Corporation                                     299,061          29
     4,000    Loews Corporation - Carolina Group                              175,960          17
     6,100    Lowe's Companies, Inc.                                          406,626          39
     7,800    Market 2000+ Holders Trust                                      411,606          39
    12,600    Medtronic, Inc.                                                 725,382          69
     6,800    Merrill Lynch & Company, Inc.                                   460,564          44
     9,600    Michaels Stores, Inc.                                           339,552          32
     9,900    Microchip Technology, Inc.                                      318,285          30
    41,500    Microsoft Corporation                                         1,085,225         103
     3,100    Motorola, Inc.                                                   70,029           7
     2,300  * National-Oilwell Varco, Inc.                                    144,210          14
    10,300    Newmont Mining Corporation                                      550,020          52
    22,300    Noble Energy, Inc.                                              898,690          86
     5,100    Northern Trust Corporation                                      264,282          25
     1,500    Omnicare, Inc.                                                   85,830           8
     3,700    Paychex, Inc.                                                   141,044          13
    10,600    PepsiCo, Inc.                                                   626,248          60
     7,162    Pfizer, Inc.                                                    167,018          16
     4,200    Precision Castparts Corporation                                 217,602          21
    16,600    Procter & Gamble Company                                        960,808          92
    27,800  * Qwest Communications International, Inc.                        157,070          15
    18,500    Schering-Plough Corporation                                     385,725          37
     5,530    Schlumberger, Ltd.                                              537,239          51
     6,300    Simon Property Group, Inc. (REIT)                               482,769          46
    23,746    Sprint Nextel Corporation                                       554,707          53
    10,094    St. Paul Travelers Companies, Inc.                              450,899          43
     8,100    State Street Corporation                                        449,064          43
     6,500    Texas Instruments, Inc.                                         208,455          20
     3,100    Textron, Inc.                                                   238,638          23
    48,800    Time Warner, Inc.                                               851,072          81
    10,100    TXU Corporation                                                 506,919          48
     9,900    United Technologies Corporation                                 553,509          53
    10,400    Viacom, Inc. - Class "B"                                        339,040          32
     4,800    Vulcan Materials Company                                        325,200          31
    15,200    Waste Management, Inc.                                          461,320          44
     7,700  * WellPoint, Inc.                                                 614,383          59
    16,400  * Yahoo!, Inc.                                                    642,552          61
---------------------------------------------------------------------------------------------------
                                                                           30,346,256       2,895
---------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------
                                                                                           Amount
                                                                                         Invested
                                                                                         For Each
                                                                                       $10,000 of
    Shares    Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------------
              Japan--15.3%
    19,300    Canon, Inc.                                                  $1,128,272        $108
    23,900  * Daiichi Sankyo Company, Ltd.                                    460,667          44
       157    East Japan Railway Company                                    1,078,768         103
    28,700    Eisai Company, Ltd.                                           1,203,635         115
    17,600    Electric Power Development Company, Ltd.                        603,914          58
        59    Japan Tobacco, Inc.                                             859,781          82
   153,000    Mitsubishi Heavy Industries, Ltd.                               674,066          64
       138    Mitsubishi Tokyo Financial Group, Inc.                        1,876,675         179
       224    Nippon Telegraph & Telephone Corporation                      1,017,233          97
   158,000    Obayashi Corporation                                          1,163,280         111
    20,100    Promise Company, Ltd.                                         1,336,821         127
    27,820  * Seven & I Holdings Company, Ltd.                              1,190,299         114
    35,000    Shinsei Bank, Ltd.                                              202,237          19
    49,000    Shionogi & Company, Ltd.                                        689,562          66
    15,600    Sony Corporation                                                637,058          61
    12,300    Takeda Pharmaceutical Company, Ltd.                             664,865          63
    18,150    Takefuji Corporation                                          1,231,733         117
---------------------------------------------------------------------------------------------------
                                                                           16,018,866       1,528
---------------------------------------------------------------------------------------------------
              United Kingdom--9.3%
    31,540    AstraZeneca PLC                                               1,531,788         146
   210,379    EMI Group PLC                                                   875,827          84
    51,645    Imperial Tobacco Group PLC                                    1,540,041         147
    68,666    Reckitt Benckiser PLC                                         2,263,326         216
    32,863    Rio Tinto PLC                                                 1,497,876         143
    36,284    Royal Bank of Scotland Group PLC                              1,093,192         104
   430,671    Vodafone Group PLC                                              927,883          88
---------------------------------------------------------------------------------------------------
                                                                            9,729,933         928
---------------------------------------------------------------------------------------------------
              France--8.7%
    17,245  * Electricite de France                                           650,517          62
    14,687    Essilor International SA                                      1,181,502         113
    13,336    LVMH Moet Hennessy Louis Vuitton SA                           1,180,574         112
    23,331    PSA Peugeot Citroen                                           1,340,229         128
    17,509    Sanofi-Aventis                                                1,528,304         146
    12,979    Total SA                                                      3,248,654         310
---------------------------------------------------------------------------------------------------
                                                                            9,129,780         871
---------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
December 31, 2005
---------------------------------------------------------------------------------------------------
                                                                                           Amount
                                                                                         Invested
                                                                                         For Each
                                                                                       $10,000 of
    Shares    Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------------
              Switzerland--8.0%
    24,629    Credit Suisse Group - Registered                             $1,252,053        $120
     9,179    Nestle SA - Registered                                        2,737,089         261
     7,974    Roche Holding AG - Genusscheine                               1,193,725         114
    22,390    UBS AG - Registered                                           2,125,262         203
     5,050  * Zurich Financial Services AG - Registered                     1,072,878         102
---------------------------------------------------------------------------------------------------
                                                                            8,381,007         800
---------------------------------------------------------------------------------------------------
              Italy--3.9%
   318,472    Banca Intesa SpA                                              1,681,052         161
    49,900    Geox SpA                                                        547,100          52
   270,720    UniCredito Italiano SpA                                       1,858,490         177
---------------------------------------------------------------------------------------------------
                                                                            4,086,642         390
---------------------------------------------------------------------------------------------------
              Netherlands--2.5%
   139,678  * Koninklijke Ahold NV                                          1,042,914          99
    49,693    Koninklijke (Royal) Philips Electronics NV                    1,538,655         147
---------------------------------------------------------------------------------------------------
                                                                            2,581,569         246
---------------------------------------------------------------------------------------------------
              Canada--1.8%
    25,500    Alcan, Inc.                                                   1,038,424          99
     4,900    Cameco Corporation (ADR)                                        310,611          30
    12,700    Canadian Pacific Railway, Ltd.                                  530,440          50
---------------------------------------------------------------------------------------------------
                                                                            1,879,475         179
---------------------------------------------------------------------------------------------------
              Spain--1.8%
   103,395    Banco Bilbao Vizcaya Argentaria SA                             1,839,152        175
---------------------------------------------------------------------------------------------------
              Taiwan--1.7%
    45,062    AU Optronics Corporation (ADR)                                  676,381          64
    58,600    Chunghwa Telecom Company, Ltd. (ADR)                          1,075,310         103
---------------------------------------------------------------------------------------------------
                                                                            1,751,691         167
---------------------------------------------------------------------------------------------------
              Germany--1.7%
    16,958    E.ON AG                                                       1,749,448         167
---------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------
                                                                                           Amount
                                                                                         Invested
                                                                                         For Each
                                                                                       $10,000 of
    Shares    Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------------
              Brazil--1.3%
    33,300    Companhia Vale Do Rio Doce (ADR)                             $1,369,962        $131
---------------------------------------------------------------------------------------------------
              Australia--1.2%
   131,911    Santos, Ltd.                                                  1,185,354         113
     4,400    Woodside Petroleum, Ltd. (ADR)                                  126,491          12
---------------------------------------------------------------------------------------------------
                                                                            1,311,845         125
---------------------------------------------------------------------------------------------------
              Hong Kong--1.2%
    98,500    Esprit Holdings, Ltd.                                           699,983          67
    56,000    Sun Hung Kai Properties, Ltd.                                   545,299          52
---------------------------------------------------------------------------------------------------
                                                                            1,245,282         119
---------------------------------------------------------------------------------------------------
              Sweden--1.1%
   344,200    Telefonaktiebolaget LM Ericsson AB - Class "B"                1,180,693         113
---------------------------------------------------------------------------------------------------
              Ireland--1.0%
    51,282  * Ryanair Holdings PLC                                            502,065          48
    10,500  * Ryanair Holdings PLC (ADR)                                      587,895          56
---------------------------------------------------------------------------------------------------
                                                                            1,089,960         104
---------------------------------------------------------------------------------------------------
              Mexico--.9%
    15,000    America Movil SA de CV (ADR) - Series "L"                       438,900          42
    91,100    Wal-Mart de Mexico SA de CV                                     505,271          48
---------------------------------------------------------------------------------------------------
                                                                              944,171          90
---------------------------------------------------------------------------------------------------
              Austria--.7%
    19,262    Wienerberger AG                                                 767,953          73
---------------------------------------------------------------------------------------------------
              Russia--.6%
    18,400    Mobile TeleSystems (ADR)                                        644,000          61
---------------------------------------------------------------------------------------------------
              Denmark--.5%
     9,350    Carlsberg A/S - Class "B"                                       499,775          48
---------------------------------------------------------------------------------------------------
              China--.4%
   870,000    China Petroleum & Chemical Corporation                          431,996          41
---------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $81,031,529)                            96,979,456       9,251
---------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
December 31, 2005
---------------------------------------------------------------------------------------------------
                                                                                           Amount
                                                                                         Invested
                                                                                         For Each
 Principal                                                                             $10,000 of
    Amount    Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------------
              SHORT-TERM FOREIGN GOVERNMENT
              OBLIGATIONS--4.2%
              Belgium
Euro 3,800M   Belgium Treasury Bills, Zero Coupon, 2/16/06
                (cost $4,529,357)                                          $4,470,229        $425
---------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--.3%
              U.S. Treasury Bills, Zero Coupon:
       $50M     2/2/06                                                         49,840           5
       225M     2/16/06                                                       223,953          21
---------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Obligations (cost $273,694)         273,793          26
---------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--2.9%
     3,021M   UBS Securities, 3.5% dated 12/30/05, to be
                repurchased at $3,022,175 on 1/3/06
                (collateralized by U.S. Treasury Bonds,
                8.125%, 8/15/21, valued at $3,097,480)
                (cost $3,021,000)                                           3,021,000         289
---------------------------------------------------------------------------------------------------
Total Value of Investments (cost $88,855,580)                     99.9%   104,744,478       9,991
Other Assets, Less Liabilities                                      .1         89,698           9
---------------------------------------------------------------------------------------------------
Net Assets                                                       100.0%  $104,834,176     $10,000
===================================================================================================

* Non-income producing

  Summary Abbreviations:

  ADR   American Depositary Receipts
  REIT  Real Estate Investment Trust

See notes to financial statements


Sector diversification of the portfolio was as follows:
-------------------------------------------------------------------------------
                                                   Percentage
Sector                                          of Net Assets             Value
-------------------------------------------------------------------------------
Banks                                                      9.4%      $9,816,353
Pharmaceuticals & Biotechnology                            9.2        9,705,741
Diversified Financials                                     7.8        8,137,251
Energy                                                     7.5        7,907,196
Food, Beverage & Tobacco                                   7.0        7,320,570
Capital Goods                                              5.3        5,538,046
Materials                                                  5.1        5,320,343
Telecommunication Services                                 4.9        5,176,137
Technology Hardware & Equipment                            4.1        4,268,583
Consumer Durables & Apparel                                3.7        3,903,387
Utilities                                                  3.3        3,510,798
Household & Personal Products                              3.1        3,224,134
Health Care Equipment & Services                           3.1        3,222,694
Transportation                                             2.8        2,973,029
Software & Services                                        2.7        2,817,949
Food & Staples Retailing                                   2.6        2,738,484
Insurance                                                  2.6        2,717,323
Media                                                      2.2        2,289,442
Retailing                                                  1.9        2,038,677
Automobiles & Components                                   1.3        1,340,229
Real Estate                                                1.0        1,028,068
Semiconductors & Semiconductor Equipment                   0.8          837,242
Commercial Services & Supplies                             0.4          461,320
Pooled Vehicle                                             0.4          411,606
Consumer Services                                          0.3          274,854
Short-Term Foreign Government Obligations                  4.2        4,470,229
Short-Term U.S. Government Obligations                     0.3          273,793
Repurchase Agreement                                       2.9        3,021,000
-------------------------------------------------------------------------------
Total Value of Investments                                99.9      104,744,478
Other Assets, Less Liabilities                              .1           89,698
-------------------------------------------------------------------------------
Net Assets                                               100.0%    $104,834,176
===============================================================================

See notes to financial statements

Portfolio Manager's Letter
FIRST INVESTORS LIFE INVESTMENT GRADE FUND

Dear Investor:

This is the annual report for the First Investors Life Investment Grade Fund for the year ended December 31, 2005. During the year, the Fund's return on a net asset value basis was 1.3%, including dividends of 67.3 cents per share.

The most important drivers of the Fund's performance during the reporting period were a widening of credit spreads between corporate and government bonds, as well as a flattening of the yield curve. In 2005, yields for bonds with short maturities rose the most, with the effect diminishing as maturities lengthened. The 10-year benchmark interest rate rose by only 0.17% during the year to end December at 4.39%, while the longest maturity Treasury yields actually fell by 0.29%.

The corporate bond market had a volatile year. General Motors and Ford, two of its largest issuers, were downgraded to below investment grade by the credit rating agencies. As bonds of those two companies declined in value, the market also reassessed valuations of other corporate bonds. In the end, Treasury benchmarks outperformed corporate bonds with similar maturities. This can be attributed to a general widening in credit quality spreads between corporate and government bonds.

The Fund anticipated that longer-term interest rates would rise during 2005 as a byproduct of the Federal Reserve's continued tightening of short-term interest rates, leading, in turn, to market depreciation of longer-term securities. Accordingly, its relative weighting of longer bonds was light. But, even though short-term rates rose steadily as expected, longer-term interest rates rose only slightly, or in some cases, actually declined. By underweighting longer maturities, the Fund did not capitalize on the strong performance of long-maturity bonds.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

January 31, 2006

Fund Expenses
FIRST INVESTORS LIFE INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

------------------------------------------------------------------------------
                    Beginning               Ending
                      Account              Account          Expenses Paid
                        Value                Value          During Period
Expense Examples      (7/1/05)           (12/31/05)       (7/1/05-12/31/05)*
------------------------------------------------------------------------------
Actual                $1,000.00          $  994.64             $3.87
Hypothetical
  (5% annual return
  before expenses)    $1,000.00          $1,021.33             $3.92
------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .77%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN SECTORS

Financials                                           21.7%
Consumer Staples                                     14.1%
Industrials                                          11.0%
U.S. Government Agency Obligations                   10.8%
U.S. Government Obligations                          10.4%
Consumer Discretionary                                7.3%
Utilities                                             7.1%
Materials                                             6.8%
Telecommunication Services                            3.8%
Health Care                                           2.8%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE INVESTMENT GRADE FUND

Comparison of change in value of $10,000 investment in the First Investors Life Investment Grade Fund and the Merrill Lynch U.S. Corporate Master Index.

First Investors Life Series Investment Grade Fund
Graph Plot Points
for the periods Ended 12/31/05

                            Life
                      Investment     Merrill Lynch
                           Grade    U.S. Corporate
                            Fund             Index
Dec-95                   $10,000           $10,000
Dec-96                    10,284            10,339
Dec-97                    11,293            11,413
Dec-98                    12,326            12,408
Dec-99                    12,014            12,174
Dec-00                    13,157            13,286
Dec-01                    14,191            14,708
Dec-02                    15,306            16,204
Dec-03                    16,623            17,550
Dec-04                    17,294            18,501
Dec-05                    17,521            18,866


               Average Annual Total Returns*
One Year                  1.31%
Five Years                5.90%
Ten Years                 5.77%

  The graph compares a $10,000 investment in the First Investors Life Investment Grade Fund beginning 12/31/95 with a theoretical investment in the Merrill Lynch U.S. Corporate Master Index (the "Index"). The Index includes publicly issued, fixed-rate, nonconvertible investment grade dollar-denominated, S.E.C.-registered corporate debt. All issues have at least one year to maturity and an outstanding par value of at least $250 million. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in this Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/05. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Returns for One Year, Five Years and Ten Years would have been 1.16%, 5.74% and 5.58%, respectively.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch U.S. Corporate Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
December 31, 2005
------------------------------------------------------------------------------------------------------
                                                                                              Amount
                                                                                            Invested
                                                                                            For Each
  Principal                                                                                 $10,000 of
     Amount   Security                                                               Value  Net Assets
------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--71.9%
              Aerospace/Defense--1.2%
              Honeywell International, Inc.:
      $100M     7.5%, 2010                                                        $109,994         $29
       125M     6.125%, 2011                                                       132,104          35
       100M   Precision Castparts Corp., 5.6%, 2013                                101,379          26
       100M   TRW, Inc., 7.125%, 2009                                              106,464          28
------------------------------------------------------------------------------------------------------
                                                                                   449,941         118
------------------------------------------------------------------------------------------------------
              Automotive--1.4%
       350M   DaimlerChrysler NA Holdings Corp., 8%, 2010                          383,133         100
       224M   Ford Motor Co., 8.9%, 2032                                           165,200          43
------------------------------------------------------------------------------------------------------
                                                                                   548,333         143
------------------------------------------------------------------------------------------------------
              Chemicals--.9%
       300M   Lubrizol Corp., 7.25%, 2025                                          332,577          87
------------------------------------------------------------------------------------------------------
              Consumer Durables--.9%
       350M   Black & Decker Corp., 4.75%, 2014                                    330,066          86
------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--2.6%
       100M   Avon Products, Inc., 4.2%, 2018                                       90,234          24
              Colgate-Palmolive Co.:
       200M     7.84%, 2007                                                        208,006          54
       200M     5.98%, 2012                                                        212,388          56
       300M   Newell Rubbermaid, Inc., 6.75%, 2012                                 318,948          83
       150M   Procter & Gamble Co., 4.85%, 2015                                    148,544          39
------------------------------------------------------------------------------------------------------
                                                                                   978,120         256
------------------------------------------------------------------------------------------------------
              Energy--.8%
       100M   Sunoco, Inc., 9.375%, 2016                                           100,930          26
       200M   Texaco Capital, Inc., 8.25%, 2006                                    203,733          53
------------------------------------------------------------------------------------------------------
                                                                                   304,663          79
------------------------------------------------------------------------------------------------------
              Financial--4.2%
       125M   American General Finance Corp., 8.125%, 2009                         137,265          36
       100M   Caterpillar Financial Services Corp., 4.6%, 2014                      97,544          26
       300M   CIT Group Holdings, Inc., 7.75%, 2012                                340,666          89
------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
December 31, 2005
------------------------------------------------------------------------------------------------------
                                                                                              Amount
                                                                                            Invested
                                                                                            For Each
  Principal                                                                                 $10,000 of
     Amount   Security                                                               Value  Net Assets
------------------------------------------------------------------------------------------------------
              Financial (continued)
              ERAC USA Finance Enterprise Co.:
      $100M     7.35%, 2008+                                                      $104,994         $28
       355M     8%, 2011+                                                          397,033         104
              General Electric Capital Corp.:
       150M     7.875%, 2006                                                       154,153          40
       144M     8.5%, 2008                                                         156,255          41
       200M   Household Finance Corp., 6.5%, 2008                                  208,290          54
------------------------------------------------------------------------------------------------------
                                                                                 1,596,200         418
------------------------------------------------------------------------------------------------------
              Financial Services--9.8%
       200M   American Express Co., 4.875%, 2013                                   196,843          52
       300M   Chase Manhattan Corp., 7.875%, 2010                                  332,659          87
       150M   Comerica, 7.125%, 2013                                               157,960          41
       250M   First Union National Bank, 7.8%, 2010                                280,883          73
       300M   Fleet Capital Trust II, 7.92%, 2026                                  318,365          83
       250M   Florida Windstorm Underwriting Assoc., 7.125%, 2019+                 290,112          76
       125M   JPMorgan Chase & Co., 6.625%, 2012                                   134,873          35
       125M   MetLife, Inc., 5%, 2015                                              122,829          32
       100M   National City Bank of Pennsylvania, 7.25%, 2011                      111,434          29
       350M   Nationsbank Corp., 7.8%, 2016                                        420,644         110
       384M   Republic NY Corp., 7.75%, 2009                                       414,905         109
       400M   Royal Bank of Scotland Group PLC, 5%, 2014                           396,825         104
       200M   Wachovia Bank NA, 4.875%, 2015                                       195,396          51
       350M   Washington Mutual, Inc., 8.25%, 2010                                 390,063         102
------------------------------------------------------------------------------------------------------
                                                                                 3,763,791         984
------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--2.4%
              Bottling Group, LLC Series "B":
       123M     4.625%, 2012                                                       121,447          32
       190M     5%, 2013                                                           190,340          50
       100M   Coca-Cola Enterprises, Inc., 7.125%, 2017                            116,339          30
       150M   ConAgra Foods, Inc., 6.75%, 2011                                     159,965          42
       200M   Pepsi Bottling Group, Inc., 7%, 2029                                 240,633          63
       100M   Philip Morris Cos., Inc., 6.95%, 2006                                100,792          26
------------------------------------------------------------------------------------------------------
                                                                                   929,516         243
------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------
                                                                                              Amount
                                                                                            Invested
                                                                                            For Each
  Principal                                                                                 $10,000 of
     Amount   Security                                                               Value  Net Assets
------------------------------------------------------------------------------------------------------
              Food/Drug--2.7%
      $200M   CVS Corp., 4.875%, 2014                                             $193,381         $51
       200M   Delhaize America, Inc., 8.125%, 2011                                 219,013          57
       200M   Kroger Co., 6.8%, 2018                                               213,971          56
              Safeway, Inc.:
       200M     7%, 2007                                                           205,869          54
       200M     6.5%, 2011                                                         207,327          54
------------------------------------------------------------------------------------------------------
                                                                                 1,039,561         272
------------------------------------------------------------------------------------------------------
              Forest Products/Containers--2.8%
       350M   International Paper Co., 6.75%, 2011                                 372,762          97
       275M   Sappi Papier Holding AG, 6.75%, 2012+                                262,962          69
              Weyerhaeuser Co.:
       100M     7.25%, 2013                                                        109,048          29
       300M     7.5%, 2013                                                         329,999          86
------------------------------------------------------------------------------------------------------
                                                                                 1,074,771         281
------------------------------------------------------------------------------------------------------
              Gaming/Leisure--.7%
       250M   MGM Mirage, Inc., 8.5%, 2010                                         272,187          71
------------------------------------------------------------------------------------------------------
              Health Care--2.7%
       200M   Becton, Dickinson & Co., 7.15%, 2009                                 215,893          56
       225M   Columbia/HCA Healthcare, Inc., 7.5%, 2023                            231,570          61
       200M   Quest Diagnostics, Inc., 5.45%, 2015+                                201,877          53
       200M   Tenet Healthcare Corp., 6.375%, 2011                                 183,500          48
       200M   Wyeth, 6.95%, 2011                                                   215,988          56
------------------------------------------------------------------------------------------------------
                                                                                 1,048,828         274
------------------------------------------------------------------------------------------------------
              Manufacturing--3.3%
       300M   Dover Corp., 4.875%, 2015                                            295,169          77
              Ingersoll-Rand Co.:
       300M     4.75%, 2015                                                        292,134          76
       125M     9%, 2021                                                           174,204          46
              United Technologies Corp.:
       100M     6.5%, 2009                                                         104,859          28
       200M     7.125%, 2010                                                       219,161          57
       180M     6.1%, 2012                                                         191,078          50
------------------------------------------------------------------------------------------------------
                                                                                 1,276,605         334
------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
December 31, 2005
----------------------------------------------------------------------------------------------------
                                                                                              Amount
                                                                                            Invested
                                                                                            For Each
  Principal                                                                                 $10,000 of
     Amount   Security                                                               Value  Net Assets
------------------------------------------------------------------------------------------------------
              Media-Broadcasting--2.1%
      $250M   Comcast Cable Communications, Inc., 7.125%, 2013                    $272,130         $71
       250M   Cox Communications, Inc., 5.5%, 2015                                 243,097          64
       300M   PanAmSat Corp., 6.375%, 2008                                         301,500          79
------------------------------------------------------------------------------------------------------
                                                                                   816,727         214
------------------------------------------------------------------------------------------------------
              Media-Diversified--3.9%
       225M   AOL Time Warner, Inc., 6.875%, 2012                                  239,816          63
       330M   Cox Enterprises, Inc., 8%, 2007+                                     338,297          88
       400M   New York Times Co., 5%, 2015                                         387,788         101
       200M   News America, Inc., 7.3%, 2028                                       220,062          58
       200M   Time Warner, Inc., 6.875%, 2018                                      212,633          56
        75M   Viacom, Inc., 8.875%, 2014                                            89,000          23
------------------------------------------------------------------------------------------------------
                                                                                 1,487,596         389
------------------------------------------------------------------------------------------------------
              Metals/Mining--2.9%
       375M   Alcan, Inc., 5%, 2015                                                364,435          95
       200M   Alcoa, Inc., 6%, 2012                                                209,703          55
       123M   Hanson Australia Funding, Ltd., 5.25%, 2013                          122,111          32
       100M   Hanson PLC, 7.875%, 2010                                             110,659          29
       300M   Thiokol Corp., 6.625%, 2008                                          310,119          81
------------------------------------------------------------------------------------------------------
                                                                                 1,117,027         292
------------------------------------------------------------------------------------------------------
              Real Estate Investment Trusts--7.2%
       142M   Archstone-Smith Trust, 7.9%, 2016                                    161,844          42
       270M   AvalonBay Communities, Inc., 7.5%, 2010                              298,320          78
       350M   Boston Properties, Inc., 5%, 2015                                    337,696          88
              Duke Weeks Realty Corp.:
       185M     7.75%, 2009                                                        200,943          53
       300M     5.4%, 2014                                                         301,085          79
              EOP Operating LP:
       300M     8.1%, 2010                                                         331,663          87
       150M     7.25%, 2018                                                        167,745          44
       400M   Mack-Cali Realty LP, 7.75%, 2011                                     443,802         116
       425M   Simon Property Group, Inc., 7.875%, 2016+                            498,001         130
------------------------------------------------------------------------------------------------------
                                                                                 2,741,099         717
------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------
                                                                                              Amount
                                                                                            Invested
                                                                                            For Each
  Principal                                                                                 $10,000 of
     Amount   Security                                                               Value  Net Assets
------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--4.2%
      $300M   Federated Department Stores, Inc., 7.45%, 2017                      $340,509         $89
              Lowe's Cos., Inc.:
       100M     8.25%, 2010                                                        113,264          30
       250M     5%, 2015                                                           250,688          66
       325M   RadioShack Corp., 7.375%, 2011                                       347,782          91
       200M   Target Corp., 7.5%, 2010                                             221,423          58
              Wal-Mart Stores, Inc.:
       150M     8%, 2006                                                           153,062          40
       200M     4.125%, 2011                                                       193,455          50
------------------------------------------------------------------------------------------------------
                                                                                 1,620,183         424
------------------------------------------------------------------------------------------------------
              Telecommunications--3.7%
       300M   Deutsche Telekom AG, 8.5%, 2010                                      340,450          89
       200M   SBC Communications, Inc., 6.25%, 2011                                209,323          55
              Sprint Capital Corp.:
       250M     6.375%, 2009                                                       259,668          68
       100M     6.9%, 2019                                                         110,384          29
       200M   Verizon New York, Inc., 6.875%, 2012                                 208,750          54
       250M   Vodafone AirTouch PLC, 7.75%, 2010                                   274,059          72
------------------------------------------------------------------------------------------------------
                                                                                 1,402,634         367
------------------------------------------------------------------------------------------------------
              Transportation--2.7%
       250M   Burlington Northern Santa Fe Corp., 7.125%, 2010                     272,381          71
              Canadian National Railway Co.:
       100M     6.8%, 2018                                                         114,384          30
       150M     7.375%, 2031                                                       189,445          50
       100M   Norfolk Southern Corp., 7.7%, 2017                                   119,568          31
       300M   Union Pacific Corp., 7.375%, 2009                                    323,691          85
------------------------------------------------------------------------------------------------------
                                                                                 1,019,469         267
------------------------------------------------------------------------------------------------------
              Utilities--7.0%
       300M   Arizona Public Service Co., 5.5%, 2035                               284,828          75
       150M   Carolina Power & Light, Inc., 5.15%, 2015                            149,215          39
       265M   Consumers Energy Co., 6.375%, 2008                                   271,332          71
       250M   Dominion Resources, Inc., 5%, 2013                                   243,778          64
       144M   DPL, Inc., 6.875%, 2011                                              152,460          40
       300M   Duke Capital Corp., 8%, 2019                                         358,852          94
------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
December 31, 2005
------------------------------------------------------------------------------------------------------
                                                                                              Amount
                                                                                            Invested
                                                                                            For Each
  Principal                                                                                 $10,000 of
     Amount   Security                                                               Value  Net Assets
------------------------------------------------------------------------------------------------------
              Utilities (continued)
      $125M   Eastern Energy, Ltd., 6.75%, 2006+                                  $127,044         $33
        75M   Jersey Central Power & Light, 5.625%, 2016                            77,388          20
       100M   OGE Energy Corp., 5%, 2014                                            97,721          26
       250M   PP&L Capital Funding, Inc., 8.375%, 2007                             261,167          68
       305M   Public Service Electric & Gas Co., 6.75%, 2016                       341,697          89
       100M   South Carolina Electric & Gas Co., 6.7%, 2011                        108,310          28
       178M   Wisconsin Power & Light Co., 7%, 2007                                182,682          48
------------------------------------------------------------------------------------------------------
                                                                                 2,656,474         695
------------------------------------------------------------------------------------------------------
              Waste Management--1.8%
              Allied Waste NA, Inc.:
       250M     8.875%, 2008                                                       265,000          69
       100M     5.75%, 2011                                                         95,250          25
              Waste Management, Inc.:
       100M     6.875%, 2009                                                       105,514          28
       200M     7.375%, 2010                                                       217,871          57
------------------------------------------------------------------------------------------------------
                                                                                   683,635         179
------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $27,090,966)                               27,490,003       7,190
------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--10.5%
              Fannie Mae:
       400M     6.125%, 2012                                                       428,606         112
       300M     5%, 2016                                                           291,369          76
       700M   Federal Farm Credit Bank, 4.875%, 2015                               702,754         184
              Federal Home Loan Bank:
       300M     4.91%, 2012                                                        293,722          77
       500M     5.35%, 2018                                                        487,332         128
              Freddie Mac:
       100M     4.6%, 2018                                                          95,295          25
       100M     5%, 2018                                                            96,501          25
       250M     6.5%, 2020                                                         248,409          65
       700M     5.625%, 2035                                                       708,688         185
       600M   Tennessee Valley Authority, 6.25%, 2017                              672,507         176
------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $4,005,678)              4,025,183       1,053
------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------
                                                                                              Amount
                                                                                            Invested
                                                                                            For Each
  Principal                                                                                 $10,000 of
     Amount   Security                                                               Value  Net Assets
------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--10.2%
      $301M   FDA Queens LP, 6.99%, 2017+                                         $332,143         $87
       500M   U.S. Treasury Bonds, 6.5%, 2026                                      625,001         163
              U.S. Treasury Notes:
       100M     6.5%, 2006                                                         101,551          27
     1,000M     6.625%, 2007                                                     1,029,376         269
       500M     5.625%, 2008                                                       513,789         134
       500M     6%, 2009                                                           527,109         138
       700M     6.5%, 2010                                                         755,317         198
------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $3,907,732)                     3,884,286       1,016
------------------------------------------------------------------------------------------------------
              PASS THROUGH CERTIFICATES--1.8%
              Transportation
        69M   American Airlines, Inc., 7.377%, 2019                                 56,217          15
       359M   Continental Airlines, Inc., 8.388%, 2020                             318,236          83
       211M   FedEx Corp., 7.5%, 2018                                              237,353          62
        75M   Southwest Airlines Co., 6.126%, 2006                                  75,439          20
------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $738,373)                           687,245         180
------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--2.1%
              Housing
       250M   Santa Cruz County, CA, Redev. Agy.,
                Tax Allocation, 5.5%, 2020                                         255,047          67
       200M   Thousand Oaks, CA, Redev. Agy.,
                Tax Allocation, 5.25%, 2021                                        199,776          52
       335M   Virginia State Housing Development Authority,
                Series "A", 6.51%, 2019                                            352,343          92
------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $743,525)                                     807,166         211
------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--1.3%
       500M   ChevronTexaco Corp., 4.18%, 1/6/06 (cost $499,651)                   499,651         131
------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $36,985,925)                         97.8%     37,393,534       9,781
Other Assets, Less Liabilities                                         2.2         836,795         219
------------------------------------------------------------------------------------------------------
Net Assets                                                           100.0%    $38,230,329     $10,000
======================================================================================================

+ Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).



See notes to financial statements

Portfolio Manager's Letter
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND

Dear Investor:

This is the annual report for the First Investors Life Target Maturity 2007 Fund, the First Investors Life Target Maturity 2010 Fund and the First Investors Life Target Maturity 2015 Fund for the year ended December 31, 2005. During the year, the Funds' returns on a net asset value basis were 0.7% for Target Maturity 2007, 1.5% for Target Maturity 2010 and 4.4% for Target Maturity 2015, including dividends of 74.1 cents, 70.0 cents and 52.0 cents per share, respectively, and capital gains of 27.8 cents per share for Target Maturity 2007 and 14.5 cents per share for Target Maturity 2010.

The Funds' investment objective is to seek a predictable compounded return for investors who hold the Funds until maturity. In order to meet this objective, the Funds are fully invested in high-quality zero coupon bonds. These bonds are very sensitive to changes in interest rates. The primary factor affecting the performance of the Funds was the change in interest rates during the year and the flattening of the yield curve.

Specifically, during the reporting period, shorter-term interest rates rose substantially while longer-term interest rates rose only slightly. Reflecting these relative movements, the Target Maturity 2007 Fund had the lowest return while the Target Maturity 2015 Fund had the highest return. Target Maturity 2015 also benefited from the outperformance of longer-term zero coupon bonds compared to similar maturity coupon bonds.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.
 and Portfolio Manager

January 31, 2006

Fund Expenses
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

------------------------------------------------------------------------------
                    Beginning           Ending
                    Account             Account             Expenses Paid
                    Value               Value               During Period
Expense Examples    (7/1/05)            (12/31/05)          (7/1/05-12/31/05)*
------------------------------------------------------------------------------

Actual              $1,000.00           $1,000.83           $3.83
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,021.38           $3.87
------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .76%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

U.S. Government Agency Zero Coupon Obligations       71.2%
U.S. Government Zero Coupon Obligations              28.8%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND

Comparison of change in value of $10,000 investment in the First Investors Life Target Maturity 2007 Fund and the Citigroup Treasury/Government Sponsored Index.

First Investors Life Series Target Maturity 2007 Fund
Graph Plot Points
for the periods Ended 12/31/05

                                      Life
                                    Target
                                  Maturity     Citigroup Treasury/
                                      2007        Govt. Sponsored
                                      Fund                  Index
Dec-95                             $10,000                $10,000
Dec-96                               9,784                 10,276
Dec-97                              11,094                 11,268
Dec-98                              12,755                 12,377
Dec-99                              11,557                 12,101
Dec-00                              13,457                 13,693
Dec-01                              14,501                 14,683
Dec-02                              16,689                 16,380
Dec-03                              17,006                 16,785
Dec-04                              17,197                 17,374
Dec-05                              17,308                 17,843

             Average Annual Total Returns*
One Year                 .65%
Five Years              5.16%
Ten Years               5.64%

  The graph compares a $10,000 investment in the First Investors Life Target Maturity 2007 Fund beginning 12/31/95 with a theoretical investment in the Citigroup Treasury/Government Sponsored Index (the "Index"). The Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies. Every issue included in the Index is trader-priced, and the Index follows consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The average Annual Total Return figures are for the periods ended 12/31/05. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Returns for One Year, Five Years and Ten Years would have been .50%, 5.00% and 5.46%, respectively.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Citigroup Treasury/Government Sponsored Index figures are from Citigroup and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
December 31, 2005
----------------------------------------------------------------------------------------------------
                                                                                            Amount
                                                                                          Invested
                                                                                          For Each
  Principal                                                      Effective              $10,000 of
     Amount   Security                                           Yield          Value  Net Assets
------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO
              COUPON OBLIGATIONS--70.9%
              Agency For International Development - Israel:
    $1,513M     8/15/2007                                         4.51%     $1,407,129        $683
     1,000M     11/15/2007                                        4.54         919,333         447
     3,654M   Government Trust Certificate - Israel Trust,
                11/15/2007                                        4.58       3,356,868       1,631
       586M   International Bank for Reconstruction &
                Development, 8/15/2007                            4.84         542,157         263
     6,456M   Resolution Funding Corporation,
                10/15/2007                                        4.38       5,973,847       2,902
     2,600M   Tennessee Valley Authority, 11/1/2007               4.69       2,387,876       1,160
--------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon
Obligations (cost $14,030,730)                                              14,587,210       7,086
--------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--28.7%
     6,410M   U.S. Treasury Strips, 11/15/2007
                (cost $5,649,325)                                 4.36       5,912,353       2,872
--------------------------------------------------------------------------------------------------
Total Value of Investments (cost $19,680,055)                     99.6%     20,499,563       9,958
Other Assets, Less Liabilities                                      .4          85,428          42
--------------------------------------------------------------------------------------------------
Net Assets                                                       100.0%    $20,584,991     $10,000
==================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at
  December 31, 2005.



See notes to financial statements

Fund Expenses
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

------------------------------------------------------------------------------
                    Beginning           Ending
                    Account             Account             Expenses Paid
                    Value               Value               During Period
Expense Examples    (7/1/05)            (12/31/05)          (7/1/05-12/31/05)*
------------------------------------------------------------------------------
Actual              $1,000.00           $  985.57           $3.85
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,021.33           $3.92
------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .77%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

U.S. Government Agency Zero Coupon Obligations       60.2%
U.S. Government Zero Coupon Obligations              39.8%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND

Comparison of change in value of $10,000 investment in the First Investors Life Target Maturity 2010 Fund and the Citigroup Treasury/Government Sponsored Index.

                                      Life
                                    Target
                                  Maturity     Citigroup Treasury/
                                      2010        Govt. Sponsored
                                      Fund                  Index
Apr-96                             $10,000                $10,000
Dec-96                              11,160                 10,596
Dec-97                              12,930                 11,619
Dec-98                              14,787                 12,763
Dec-99                              13,053                 12,478
Dec-00                              15,802                 14,119
Dec-01                              16,616                 15,140
Dec-02                              19,753                 16,890
Dec-03                              20,315                 17,307
Dec-04                              21,119                 17,915
Dec-05                              21,427                 18,399

                       Average Annual Total Returns*
One Year                         1.46%
Five Years                       6.28%
Since Inception (4/30/96)        8.19%

  The graph compares a $10,000 investment in the First Investors Life Target Maturity 2010 Fund beginning 4/30/96 (inception date) with a theoretical investment in the Citigroup Treasury/Government Sponsored Index (the "Index"). The Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies. Every issue included in the Index is trader-priced, and the Index follows consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/05. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Returns for One Year, Five Years and Since Inception would have been 1.31%, 6.12% and 7.99% respectively.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Citigroup Treasury/Government Sponsored Index figures are from Citigroup and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
December 31, 2005
--------------------------------------------------------------------------------------------------
                                                                                            Amount
                                                                                          Invested
                                                                                          For Each
  Principal                                                      Effective              $10,000 of
     Amount   Security                                           Yield          Value  Net Assets
--------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              ZERO COUPON OBLIGATIONS--60.0%
              Agency For International Development - Israel:
    $1,303M     8/15/2010                                         4.42%     $1,064,301       $664
       495M     9/15/2010                                         4.41         403,029        251
              Fannie Mae:
     1,260M     8/7/2010                                          4.57       1,023,313        638
       700M     10/8/2010                                         4.53         565,208        353
       600M     11/29/2010                                        4.54         481,157        300
     1,100M   Freddie Mac, 9/15/2010                              4.56         889,579        555
       500M   Government Trust Certificate - Israel
              Trust, 11/15/2010                                   4.46         403,210        251
     1,990M   Government Trust Certificate - Turkey
              Trust, 11/15/2010                                   4.46       1,604,776      1,001
              Resolution Funding Corporation:
       650M     10/15/2010                                        4.27         530,823        332
     2,048M     1/15/2011                                         4.35       1,648,433      1,028
     1,250M   Tennessee Valley Authority, 11/1/2010               4.58       1,004,085        626
-------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon
Obligations (cost $8,721,064)                                                9,617,914      5,999
-------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--39.6%
     7,785M   U.S. Treasury Strips, 11/15/2010
                (cost $5,841,738)                                 4.21       6,355,518      3,964
-------------------------------------------------------------------------------------------------
Total Value of Investments (cost $14,562,802)                     99.6%     15,973,432      9,963
Other Assets, Less Liabilities                                      .4          58,914         37
-------------------------------------------------------------------------------------------------
Net Assets                                                       100.0%    $16,032,346    $10,000
==================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at
  December 31, 2005.



See notes to financial statements

Fund Expenses
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

------------------------------------------------------------------------------
                    Beginning           Ending
                    Account             Account             Expenses Paid
                    Value               Value               During Period
Expense Examples    (7/1/05)            (12/31/05)          (7/1/05-12/31/05)*
------------------------------------------------------------------------------
Actual              $1,000.00           $  979.67           $3.59
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,021.58           $3.67
------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .72%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

U.S. Government Agency Zero Coupon Obligations       52.6%
U.S. Government Zero Coupon Obligations              46.0%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND

Comparison of change in value of $10,000 investment in the First Investors Life Target Maturity 2015 Fund and the Citigroup Treasury/Government Sponsored Index.

First Investors Life Series Target Maturity 2015 Fund
Graph Plot Points
for the periods Ended 12/31/05

                                      Life
                                    Target
                                  Maturity    Citigroup Treasury/
                                      2015        Govt. Sponsored
                                      Fund                  Index
Nov-99                             $10,000                $10,000
Dec-99                               9,510                  9,928
Dec-00                              11,888                 11,234
Dec-01                              11,990                 12,046
Dec-02                              14,790                 13,438
Dec-03                              15,270                 13,770
Dec-04                              16,564                 14,253
Dec-05                              17,292                 14,638

                        Average Annual Total Returns*
One Year                            4.39%
Five Years                          7.78%
Since Inception (11/8/99)           9.31%

  The graph compares a $10,000 investment in the First Investors Life Target Maturity 2015 Fund beginning 11/8/99 (inception date) with a theoretical investment in the Citigroup Treasury/Government Sponsored Index (the "Index"). The Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies. Every issue included in the Index is trader-priced, and the Index follows consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/05. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Returns for One Year, Five Years and Since Inception would have been 4.24%, 7.62% and 9.11%, respectively.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Citigroup Treasury/Government Sponsored Index figures are from Citigroup and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND
December 31, 2005
----------------------------------------------------------------------------------------------------
                                                                                            Amount
                                                                                          Invested
                                                                                          For Each
  Principal                                                      Effective              $10,000 of
     Amount   Security                                           Yield          Value  Net Assets
------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              ZERO COUPON OBLIGATIONS--52.5%
              Agency For International Development - Israel:
      $698M     9/15/2015                                         4.70%       $444,474        $204
     1,150M     11/1/2015                                         4.70         728,298         335
     2,784M     11/15/2015                                        4.70       1,760,178         809
       300M     3/15/2016                                         4.74         185,914          85
              Fannie Mae:
       243M     8/12/2015                                         4.81         153,888          71
       600M     9/23/2015                                         4.86         376,199         173
     2,818M     11/15/2015                                        4.86       1,754,366         807
       650M   Federal Judiciary Office Building,
                2/15/2015                                         4.70         425,522         196
              Freddie Mac:
       550M     3/15/2015                                         4.85         353,745         163
     1,760M     9/15/2015                                         4.86       1,103,920         508
       625M     1/15/2016                                         4.88         384,995         177
       210M   Government Trust Certificate - Turkey
              Trust, 5/15/2015                                    4.77         135,021          62
       200M   International Bank for Reconstruction &
              Development, 2/15/2015                              5.01         127,366          58
              Resolution Funding Corporation:
     3,177M     10/15/2015                                        4.61       2,033,169         935
       320M     1/15/2016                                         4.64         201,982          93
     2,000M   Tennessee Valley Authority, 11/1/2015               4.92       1,240,292         570
--------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon
Obligations (cost $10,629,856)                                              11,409,329       5,246
--------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--45.9%
    15,475M   U.S. Treasury Strips, 11/15/2015
                (cost $9,220,814)                                 4.78       9,993,693       4,594
--------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--1.4%
       300M   General Electric Capital Corp., 4.2%, 1/20/06
                (cost $299,300)                                                299,300         138
--------------------------------------------------------------------------------------------------
Total Value of Investments (cost $20,149,970)                     99.8%     21,702,322       9,978
Other Assets, Less Liabilities                                      .2          46,828          22
--------------------------------------------------------------------------------------------------
Net Assets                                                       100.0%    $21,749,150     $10,000
==================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at
  December 31, 2005.


See notes to financial statements

Portfolio Manager's Letter
FIRST INVESTORS LIFE VALUE FUND

Dear Investor:

This is the annual report for the First Investors Life Value Fund for the year ended December 31, 2005. During the year, the Fund's return on a net asset value basis was 6.1%, including dividends of 22.4 cents per share.

The Fund's performance was largely driven by the improving economy, rising short-term interest rates, moderate performance in the equity markets and rising energy prices. The Fund's multi-cap strategy aided performance, as mid-cap equities in particular outperformed other market-cap classes.

The energy sector was, by far, the top performing sector for the Fund. The information technology sector also performed very well. The top contributors to performance were Diamond Offshore Drilling, Marathon Oil, Unocal, Kerr-McGee and ConocoPhillips, all companies in the energy sector. Other stocks that helped the Fund included Brookfield Asset Management, Aon, J.C. Penney and Hewlett-Packard.

Stocks that offset some of these positives included PXRE Group and Montpelier Re Holdings, two insurance companies that experienced losses related to the devastating hurricanes that hit the southeastern U.S. Other subpar performers were ConAgra Foods, The New York Times and Verizon Communications.

Relative to the S&P 500 Index, the Fund's holdings in the information technology and energy sectors were very strong, while the Fund's holdings in the consumer staples and health care sectors underperformed.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ MATTHEW S. WRIGHT

Matthew S. Wright
Portfolio Manager

January 31, 2006

Fund Expenses
FIRST INVESTORS LIFE VALUE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

------------------------------------------------------------------------------
                    Beginning           Ending
                    Account             Account             Expenses Paid
                    Value               Value               During Period
Expense Examples    (7/1/05)            (12/31/05)          (7/1/05-12/31/05)*
------------------------------------------------------------------------------
Actual              $1,000.00           $1,036.96           $4.67
Hypothetical
  (5% annual return
  before expenses)  $1,000.00           $1,020.62           $4.63
------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .91%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Financials                                           27.4%
Consumer Discretionary                               15.8%
Consumer Staples                                     10.0%
Energy                                                8.7%
Industrials                                           8.4%
Materials                                             7.8%
Health Care                                           5.0%
Utilities                                             4.5%
Information Technology                                4.4%
Telecommunication Services                            4.0%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE VALUE FUND

Comparison of change in value of $10,000 investment in the First Investors Life Value Fund and the Standard & Poor's 500 Index.

First Investors Life Series Value Fund
Graph Plot Points
for the periods Ended 12/31/05

                        Life
                       Value         S&P 500
                        Fund           Index
Dec-95               $10,000         $10,000
Dec-96                10,957          12,296
Dec-97                13,705          16,398
Dec-98                15,428          21,084
Dec-99                18,114          25,521
Dec-00                18,008          23,198
Dec-01                14,354          20,440
Dec-02                11,254          15,923
Dec-03                14,358          20,489
Dec-04                16,711          22,719
Dec-05                17,728          23,834

                Average Annual Total Returns*
One Year                  6.09%
Five Years                (.31%)
Ten Years                 5.89%

    The graph compares a $10,000 investment in the First Investors Life Value Fund beginning 12/31/95 with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in this Index. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

  * The Average Annual Total Return figures are for the periods ended 12/31/05. During certain of the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Return for Ten Years would have been 5.80%.

    The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS LIFE VALUE FUND
December 31, 2005
--------------------------------------------------------------------------------------------
                                                                                  Amount
                                                                                  Invested
                                                                                  For Each
                                                                                  $10,000 of
     Shares   Security                                                 Value      Net Assets
--------------------------------------------------------------------------------------------
              COMMON STOCKS--94.8%
              Consumer Discretionary--15.8%
     7,200    Autoliv, Inc.                                             $327,024         $41
    16,800    Bob Evans Farms, Inc.                                      387,408          49
     2,750  * CCE Spinco, Inc.                                            36,025           5
    22,000    Clear Channel Communications, Inc.                         691,900          87
    30,900    Dollar General Corporation                                 589,263          75
    28,600    Family Dollar Stores, Inc.                                 708,994          90
    12,700    Genuine Parts Company                                      557,784          71
    15,100    Home Depot, Inc.                                           611,248          77
     7,400    J.C. Penney Company, Inc. (Holding Co.)                    411,440          52
    16,600    Jones Apparel Group, Inc.                                  509,952          64
    10,400    Kenneth Cole Productions, Inc. - Class "A"                 265,200          34
    20,200    Kimball International, Inc. - Class "B"                    214,726          27
    11,100    Lee Enterprises, Inc.                                      409,701          52
    26,600    Leggett & Platt, Inc.                                      610,736          77
     7,100    Liberty Corporation                                        332,351          42
     5,900    Liz Claiborne, Inc.                                        211,338          27
     6,800    Magna International, Inc. - Class "A"                      489,532          62
    27,800    McDonald's Corporation                                     937,416         119
    30,800    Natuzzi SpA (ADR)                                          215,600          27
    18,500    New York Times Company - Class "A"                         489,325          62
    11,000    Newell Rubbermaid, Inc.                                    261,580          33
    17,100    Outback Steakhouse, Inc.                                   711,531          90
    46,600    Pearson PLC (ADR)                                          553,142          70
    19,800    Talbots, Inc.                                              550,836          70
    19,800    Tribune Company                                            599,148          76
    33,000    Walt Disney Company                                        791,010         100
--------------------------------------------------------------------------------------------
                                                                      12,474,210       1,579
--------------------------------------------------------------------------------------------
              Consumer Staples--9.9%
    18,300    Anheuser-Busch Companies, Inc.                             786,168          99
    18,600    Avon Products, Inc.                                        531,030          67
    19,300    Coca-Cola Company                                          777,983          98
    15,400    ConAgra Foods, Inc.                                        312,312          40
     7,195  * Del Monte Foods Company                                     75,044           9
    12,200    Diageo PLC (ADR)                                           711,260          90
    11,700    Estee Lauder Companies, Inc. - Class "A"                   391,716          50
     5,300    Fomento Economico Mexicano SA de CV (ADR)                  384,303          49
    13,900    H.J. Heinz Company                                         468,708          59
--------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE VALUE FUND
December 31, 2005
--------------------------------------------------------------------------------------------
                                                                                  Amount
                                                                                  Invested
                                                                                  For Each
                                                                                  $10,000 of
     Shares   Security                                                 Value      Net Assets
--------------------------------------------------------------------------------------------
              Consumer Staples (continued)
     9,900    Kimberly-Clark Corporation                                $590,535         $75
    22,400    Kraft Foods, Inc. - Class "A"                              630,336          80
    13,600    Ruddick Corporation                                        289,408          37
    29,400    Sara Lee Corporation                                       555,660          70
    21,800    Tasty Baking Company                                       163,500          21
    13,600    UST, Inc.                                                  555,288          70
    13,500    Wal-Mart Stores, Inc.                                      631,800          80
--------------------------------------------------------------------------------------------
                                                                       7,855,051         994
--------------------------------------------------------------------------------------------
              Energy--8.6%
     6,400    Anadarko Petroleum Corporation                             606,400          77
    11,100    BP PLC (ADR)                                               712,842          90
    18,112    Chevron Corporation                                      1,028,218         130
    13,800    ConocoPhillips                                             802,884         102
    11,300    Diamond Offshore Drilling, Inc.                            786,028          99
     6,503    Kerr-McGee Corporation                                     590,863          75
    15,100    Marathon Oil Corporation                                   920,647         117
    12,600    Royal Dutch Shell PLC - Class "A" (ADR)                    774,774          98
    13,900    Tidewater, Inc.                                            617,994          78
--------------------------------------------------------------------------------------------
                                                                       6,840,650         866
--------------------------------------------------------------------------------------------
              Financials--26.8%
    12,000    A.G. Edwards, Inc.                                         562,320          71
     4,400    ACE, Ltd.                                                  235,136          30
     3,500    Allstate Corporation                                       189,245          24
    14,800    AmSouth Bancorporation                                     387,908          49
    31,100    Amvescap PLC (ADR)                                         478,629          61
    17,000    Aon Corporation                                            611,150          77
    24,700    Aspen Insurance Holdings, Ltd.                             584,649          74
     9,900    Assured Guaranty, Ltd.                                     251,361          32
    35,600    Bank Mutual Corporation                                    377,360          48
    15,992    Bank of America Corporation                                738,031          93
    25,100    Bank of New York Company, Inc.                             799,435         101
    19,050    Brookfield Asset Management, Inc. - Class "A"              958,786         121
    13,100    Brookline Bancorp, Inc.                                    185,627          23
     4,811    Chubb Corporation                                          469,794          59
    14,222    Cincinnati Financial Corporation                           635,439          80
    17,700    Citigroup, Inc.                                            858,981         109
     9,600    Comerica, Inc.                                             544,896          69
--------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------
                                                                                  Amount
                                                                                  Invested
                                                                                  For Each
                                                                                  $10,000 of
     Shares   Security                                                 Value      Net Assets
--------------------------------------------------------------------------------------------
              Financials (continued)
    43,100    Eagle Hospitality Properties Trust, Inc.                  $328,853         $42
    10,100    Erie Indemnity Company - Class "A"                         537,320          68
     8,900    FBL Financial Group, Inc. - Class "A"                      292,009          37
    21,600    Hudson City Bancorp, Inc.                                  261,792          33
     7,800    IPC Holdings, Ltd.                                         213,564          27
     9,500    Jefferson-Pilot Corporation                                540,835          68
    22,800    JPMorgan Chase & Company                                   904,932         115
    16,000    KeyCorp                                                    526,880          67
     4,100    Lincoln National Corporation                               217,423          28
    15,300    MBNA Corporation                                           415,548          53
    13,400    Merrill Lynch & Company, Inc.                              907,582         115
     9,000    Montpelier Re Holdings, Ltd.                               170,100          22
    13,300    Morgan Stanley                                             754,642          95
    27,700    NewAlliance Bancshares, Inc.                               402,758          51
    13,800    North Fork Bancorporation, Inc.                            377,568          48
     7,700    One Liberty Properties, Inc. (REIT)                        141,757          18
    13,700    Plum Creek Timber Company, Inc. (REIT)                     493,885          62
     7,900    PMI Group, Inc.                                            324,453          41
     9,300    PNC Financial Services Group, Inc.                         575,019          73
    13,700    Protective Life Corporation                                599,649          76
    16,400    PXRE Group, Ltd.                                           212,544          27
    21,900    Regions Financial Corporation                              748,104          95
     4,200  * State National Bancshares, Inc.                            112,140          14
     8,911    State Street Corporation                                   494,026          62
     8,000    SunTrust Banks, Inc.                                       582,080          74
     7,203    TD Banknorth, Inc.                                         209,247          26
    14,000    Waddell & Reed Financial, Inc. - Class "A"                 293,580          37
    10,700    Wells Fargo & Company                                      672,281          85
--------------------------------------------------------------------------------------------
                                                                      21,179,318       2,680
--------------------------------------------------------------------------------------------
              Health Care--5.0%
    17,700    Abbott Laboratories                                        697,911          88
     8,600    Biomet, Inc.                                               314,502          40
    10,900    GlaxoSmithKline PLC (ADR)                                  550,232          70
    11,900    Johnson & Johnson                                          715,190          90
     8,600    Novartis AG (ADR)                                          451,328          57
    30,400    Pfizer, Inc.                                               708,928          90
    23,500    Schering-Plough Corporation                                489,975          62
--------------------------------------------------------------------------------------------
                                                                       3,928,066         497
--------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE VALUE FUND
December 31, 2005
--------------------------------------------------------------------------------------------
                                                                                  Amount
                                                                                  Invested
                                                                                  For Each
                                                                                  $10,000 of
     Shares   Security                                                 Value      Net Assets
--------------------------------------------------------------------------------------------
              Industrials--8.4%
     5,500    A.O. Smith Corporation                                    $193,050         $24
     8,200    Adesa, Inc.                                                200,244          25
       900    Alexander & Baldwin, Inc.                                   48,816           6
     7,200    Avery Dennison Corporation                                 397,944          50
    11,300    Baldor Electric Company                                    289,845          37
     3,600    Deere & Company                                            245,196          31
    14,300    Dover Corporation                                          579,007          73
    15,400    Federal Signal Corporation                                 231,154          29
     6,200    General Dynamics Corporation                               707,110          90
    18,500    Honeywell International, Inc.                              689,125          87
    19,200    Masco Corporation                                          579,648          74
    14,100    Norfolk Southern Corporation                               632,103          80
    12,800    Pall Corporation                                           343,808          44
    13,800    Pitney Bowes, Inc.                                         583,050          74
     4,700    SPX Corporation                                            215,119          27
     5,900    Stewart & Stevenson Services, Inc.                         124,667          16
    28,600    Werner Enterprises, Inc.                                   563,420          71
--------------------------------------------------------------------------------------------
                                                                       6,623,306         838
--------------------------------------------------------------------------------------------
              Information Technology--4.4%
    12,000    Automatic Data Processing, Inc.                            550,680          70
    24,300    AVX Corporation                                            351,864          44
    25,900    Hewlett-Packard Company                                    741,517          94
     4,400  * Lexmark International Group, Inc. - Class "A"              197,252          25
    23,500    Methode Electronics, Inc.                                  234,295          30
    14,900    Motorola, Inc.                                             336,591          43
    24,100    Nokia Corporation - Class "A" (ADR)                        441,030          56
     6,400  * Palm, Inc.                                                 203,520          26
    25,000  * Planar Systems, Inc.                                       209,250          26
    15,600    Woodhead Industries, Inc.                                  216,372          27
--------------------------------------------------------------------------------------------
                                                                       3,482,371         441
--------------------------------------------------------------------------------------------
              Materials--7.8%
     8,900    Air Products & Chemicals, Inc.                             526,791          67
    10,900    Albemarle Corporation                                      418,015          53
    15,900    Alcoa, Inc.                                                470,163          60
    27,667    Chemtura Corporation                                       351,371          45
    16,500    Compass Minerals International, Inc.                       404,910          51
    10,500    Dow Chemical Company                                       460,110          58
--------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------
                                                                                  Amount
                                                                                  Invested
                                                                                  For Each
                                                                                  $10,000 of
     Shares   Security                                                 Value      Net Assets
--------------------------------------------------------------------------------------------
              Materials (continued)
    17,900    Du Pont (E.I.) de Nemours & Company                       $760,750         $96
    19,900    Glatfelter                                                 282,381          36
    15,700    Lubrizol Corporation                                       681,851          86
    14,500    MeadWestvaco Corporation                                   406,435          51
    20,270    Myers Industries, Inc.                                     295,537          37
    38,000    Sappi, Ltd. (ADR)                                          430,540          55
    22,100    Sonoco Products Company                                    649,740          82
--------------------------------------------------------------------------------------------
                                                                       6,138,594         777
--------------------------------------------------------------------------------------------
              Telecommunication Services--3.8%
     2,745    ALLTEL Corporation                                         173,209          22
    18,900    AT&T, Inc.                                                 462,861          59
    17,900    BellSouth Corporation                                      485,090          61
    17,300    CT Communications, Inc.                                    210,022          27
    12,732    D&E Communications, Inc.                                   106,058          13
    17,100    Nippon Telegraph and Telephone Corporation (ADR)           390,051          49
    10,000    Sprint Nextel Corporation                                  233,600          30
     6,600    Telephone & Data Systems, Inc.                             237,798          30
     6,600    Telephone & Data Systems, Inc. - Special Shares            228,426          29
    15,618    Verizon Communications, Inc.                               470,414          59
--------------------------------------------------------------------------------------------
                                                                       2,997,529         379
--------------------------------------------------------------------------------------------
              Utilities--4.3%
     9,350    American States Water Company                              287,980          36
    11,200    KeySpan Corporation                                        399,728          51
    12,800    MDU Resources Group, Inc.                                  419,072          53
    21,900    NiSource, Inc.                                             456,834          58
    12,300    Northwest Natural Gas Company                              420,414          53
    11,100    ONEOK, Inc.                                                295,593          37
    14,800    Southwest Gas Corporation                                  390,720          50
    14,100    United Utilities PLC (ADR)                                 328,812          42
    13,700    Vectren Corporation                                        372,092          47
--------------------------------------------------------------------------------------------
                                                                       3,371,245         427
--------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $60,291,399)                       74,890,340       9,478
--------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE VALUE FUND
December 31, 2005
--------------------------------------------------------------------------------------------
                                                                                  Amount
     Shares                                                                       Invested
         or                                                                       For Each
  Principal                                                                       $10,000 of
     Amount   Security                                                 Value      Net Assets
--------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--.5%
              Financials
    15,100    Lehman Brothers Holdings, Inc., 6.25%,
                2007 - Series "GIS" (cost $383,537)                     $400,150         $51
--------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.5%
              Telecommunication Services--.3%
     7,500    Verizon South, Inc., 7%, 2041 - Series "F"                 190,050          25
--------------------------------------------------------------------------------------------
              Utilities--.2%
     6,800    Entergy Louisiana, Inc., 7.6%, 2032                        172,652          21
--------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $356,067)                          362,702          46
--------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--4.0%
    $3,200M   General Electric Capital Corp., 4.29%, 1/9/06
                (cost $3,196,567)                                      3,196,567         405
--------------------------------------------------------------------------------------------
Total Value of Investments (cost $64,227,570)               99.8%     78,849,759       9,980
Other Assets, Less Liabilities                                .2         162,105          20
--------------------------------------------------------------------------------------------
Net Assets                                                 100.0%    $79,011,864     $10,000
============================================================================================

* Non-income producing
  Summary of Abbreviations:
  ADR    American Depositary Receipts
  REIT   Real Estate Investment Trust


See notes to financial statements

This page intentionally left blank.

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
December 31, 2005

--------------------------------------------------------------------------------------------------------------------------------
                                                                                          CASH                           FOCUSED
                                                                    BLUE CHIP       MANAGEMENT        DISCOVERY           EQUITY
--------------------------------------------------------         ------------     ------------     ------------     ------------
Assets
Investments in securities:
  At identified cost                                             $133,556,808     $  6,246,428     $124,687,618     $ 10,048,980
                                                                 ============     ============     ============     ============
  At value (Note 1A)                                             $173,886,848     $  6,246,428     $136,617,278     $ 11,339,872
Cash                                                                  342,653          134,505          100,855            2,882
Receivables:
  Investment securities sold                                          247,280               --               --           25,247
  Interest and dividends                                              179,712           17,627           74,814           11,871
  Trust shares sold                                                    26,568               --           44,549            5,563
  Other assets                                                          3,070              769            2,652              180
                                                                 ------------     ------------     ------------     ------------
Total Assets                                                      174,686,131        6,399,329      136,840,148       11,385,615
                                                                 ------------     ------------     ------------     ------------
Liabilities
Payables:
  Investment securities purchased                                     184,336               --               --           13,746
  Trust shares redeemed                                               160,570           14,498           52,240            4,304
Accrued advisory fees                                                 108,632            4,644           84,838            7,065
Accrued expenses                                                       27,391            3,675           29,802            5,837
                                                                 ------------     ------------     ------------     ------------
Total Liabilities                                                     480,929           22,817          166,880           30,952
                                                                 ------------     ------------     ------------     ------------
Net Assets                                                       $174,205,202     $  6,376,512     $136,673,268     $ 11,354,663
                                                                 ============     ============     ============     ============
Net Assets Consist of:
Capital paid in                                                  $170,364,660     $  6,376,512     $127,822,527     $ 12,063,558
Undistributed net investment income                                 1,631,684               --          208,573           63,583
Accumulated net realized gain (loss) on investments               (38,121,182)              --       (3,287,492)      (2,063,370)
Net unrealized appreciation (depreciation) of investments          40,330,040               --       11,929,660        1,290,892
                                                                 ------------     ------------     ------------     ------------
Total                                                            $174,205,202     $  6,376,512     $136,673,268     $ 11,354,663
                                                                 ============     ============     ============     ============
Shares of beneficial interest outstanding (Note 2)                  8,353,739        6,376,512        5,298,640        1,305,363
                                                                 ============     ============     ============     ============
Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                           $20.85            $1.00           $25.79            $8.70
                                                                       ======           ======           ======           ======

See notes to financial statements.


Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
December 31, 2005

---------------------------------------------------------------------------------------------------------------

                                                                   GOVERNMENT           GROWTH       HIGH YIELD
--------------------------------------------------------         ------------     ------------     ------------
Assets
Investments in securities:
  At identified cost                                             $ 20,856,663     $199,752,760     $ 71,039,512
                                                                 ============     ============     ============
  At value (Note 1A)                                             $ 20,726,165     $248,786,397     $ 66,493,088
Cash                                                                  189,014            2,517          911,598
Receivables:
  Investment securities sold                                            1,523        1,347,953               --
  Interest and dividends                                              116,763          196,988        1,296,243
  Trust shares sold                                                    16,315           66,691           20,722
  Other assets                                                            365            4,461            1,952
                                                                 ------------     ------------     ------------
Total Assets                                                       21,050,145      250,405,007       68,723,603
                                                                 ------------     ------------     ------------
Liabilities
Payables:
  Investment securities purchased                                     493,809        1,088,113               --
  Trust shares redeemed                                                82,886          181,227           74,193
Accrued advisory fees                                                  10,038          154,957           42,105
Accrued expenses                                                        6,182           28,756           18,696
                                                                 ------------     ------------     ------------
Total Liabilities                                                     592,915        1,453,053          134,994
                                                                 ------------     ------------     ------------
Net Assets                                                       $ 20,457,230     $248,951,954     $ 68,588,609
                                                                 ============     ============     ============
Net Assets Consist of:
Capital paid in                                                  $ 20,383,554     $184,288,882     $ 83,975,904
Undistributed net investment income                                   863,859        1,106,501        5,433,031
Accumulated net realized gain (loss) on investments                  (659,685)      14,522,934      (16,273,902)
Net unrealized appreciation (depreciation) of investments            (130,498)      49,033,637       (4,546,424)
                                                                 ------------     ------------     ------------
Total                                                            $ 20,457,230     $248,951,954     $ 68,588,609
                                                                 ============     ============     ============
Shares of beneficial interest outstanding (Note 2)                  2,025,274        6,931,840        8,493,968
                                                                 ============     ============     ============
Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                           $10.10           $35.91            $8.07
                                                                       ======           ======           ======

See notes to financial statements.


Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
December 31, 2005

---------------------------------------------------------------------------------------------------------------
                                                                                                         TARGET
                                                                INTERNATIONAL       INVESTMENT         MATURITY
                                                                   SECURITIES            GRADE             2007
--------------------------------------------------------         ------------     ------------     ------------
Assets
Investments in securities:
  At identified cost                                             $ 88,855,580     $ 36,985,925     $ 19,680,055
                                                                 ============     ============     ============
  At value (Note 1A)                                             $104,744,478     $ 37,393,534     $ 20,499,563
Cash                                                                    2,910          370,025          110,165
Receivables:
  Investment securities sold                                          262,401               --               --
  Interest and dividends                                              111,275          517,657               --
  Trust shares sold                                                    13,423           17,846
  Forward currency contracts (Note 6)                                     536               --               --
  Other assets                                                          1,706              633              403
                                                                 ------------     ------------     ------------
Total Assets                                                      105,136,729       38,299,695       20,610,131
                                                                 ------------     ------------     ------------
Liabilities
Payables:
  Investment securities purchased                                     156,689               --               --
  Trust shares redeemed                                                63,696           42,485            8,006
  Variation margin on futures contracts (Note 6)                          215               --               --
Accrued advisory fees                                                  64,602           18,713           10,189
Accrued expenses                                                       17,351            8,168            6,945
                                                                 ------------     ------------     ------------
Total Liabilities                                                     302,553           69,366           25,140
                                                                 ------------     ------------     ------------
Net Assets                                                       $104,834,176     $ 38,230,329     $ 20,584,991
                                                                 ============     ============     ============
Net Assets Consist of:
Capital paid in                                                  $ 85,121,802     $ 37,553,378     $ 18,442,568
Undistributed net investment income                                   645,483        1,407,158        1,203,933
Accumulated net realized gain (loss) on investments,
  futures contracts and foreign currency transactions               3,206,631       (1,137,816)         118,982
Net unrealized appreciation of investments,
  futures contracts and foreign currency transactions              15,860,260          407,609          819,508
                                                                 ------------     ------------     ------------
Total                                                            $104,834,176     $ 38,230,329     $ 20,584,991
                                                                 ============     ============     ============
Shares of beneficial interest outstanding (Note 2)                  5,241,759        3,430,690        1,700,558
                                                                 ============     ============     ============
Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                           $20.00           $11.14           $12.10
                                                                       ======           ======           ======

See notes to financial statements.


Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
December 31, 2005

---------------------------------------------------------------------------------------------------------------
                                                                       TARGET           TARGET
                                                                     MATURITY         MATURITY
                                                                         2010             2015            VALUE
--------------------------------------------------------         ------------     ------------     ------------
Assets
Investments in securities:
  At identified cost                                             $ 14,562,802     $ 20,149,970     $ 64,227,570
                                                                 ============     ============     ============
  At value (Note 1A)                                             $ 15,973,432     $ 21,702,322     $ 78,849,759
Cash                                                                   62,059           57,864          366,067
Receivables:
  Investment securities sold                                               --               --          335,099
  Interest and dividends                                                   --               --          131,153
  Trust shares sold                                                    40,027           17,912           28,256
  Forward currency contracts (Note 6)                                      --               --               --
  Other assets                                                            286              282            1,133
                                                                 ------------     ------------     ------------
Total Assets                                                       16,075,804       21,778,380       79,711,467
                                                                 ------------     ------------     ------------
Liabilities
Payables:
  Investment securities purchased                                          --               --          577,858
  Trust shares redeemed                                                29,661            8,736           59,297
  Variation margin on future contracts (Note 6)                            --               --               --
Accrued advisory fees                                                   7,874           10,538           48,969
Accrued expenses                                                        5,923            9,956           13,479
                                                                 ------------     ------------     ------------
Total Liabilities                                                      43,458           29,230          699,603
                                                                 ------------     ------------     ------------
Net Assets                                                       $ 16,032,346     $ 21,749,150     $ 79,011,864
                                                                 ============     ============     ============
Net Assets Consist of:
Capital paid in                                                  $ 13,691,781     $ 19,452,403     $ 76,763,705
Undistributed net investment income                                   794,704          806,525        1,422,272
Accumulated net realized gain (loss) on investments,
  futures contracts and foreign currency transactions                 135,231          (62,130)     (13,796,302)
Net unrealized appreciation of investments,
  futures contracts and foreign currency transactions               1,410,630        1,552,352       14,622,189
                                                                 ------------     ------------     ------------
Total                                                            $ 16,032,346     $ 21,749,150     $ 79,011,864
                                                                 ============     ============     ============
Shares of beneficial interest outstanding (Note 2)                  1,117,832        1,503,731        5,522,751
                                                                 ============     ============     ============
Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                           $14.34           $14.46           $14.31
                                                                       ======           ======           ======

See notes to financial statements.


Statements of Operations
FIRST INVESTORS LIFE SERIES FUND
Year Ended December 31, 2005

--------------------------------------------------------------------------------------------------------------------------------
                                                                                          CASH                           FOCUSED
                                                                    BLUE CHIP       MANAGEMENT        DISCOVERY           EQUITY
--------------------------------------------------------         ------------     ------------     ------------     ------------
Investment Income
Income:
 Interest                                                        $    124,340     $    203,291    $     201,966     $    171,969
 Dividends                                                          2,969,163 (a)           --        1,181,705               --
                                                                 ------------     ------------     ------------     ------------
Total income                                                        3,093,503          203,291        1,383,671          171,969
                                                                 ------------     ------------     ------------     ------------
Expenses (Notes 1 and 4):
  Advisory fees                                                     1,301,035           49,298          986,672           82,376
  Professional fees                                                    46,733            8,839           52,441            9,921
  Custodian fees and expenses                                          22,612            6,433           17,548              897
  Reports and notices to shareholders                                  55,357            3,410           92,754            9,564
  Registration fees                                                     1,212            1,113              998            1,002
  Trustees' fees                                                        6,775              260            5,112              426
  Other expenses                                                       41,733            2,490           30,545            4,469
                                                                 ------------     ------------     ------------     ------------
Total expenses                                                      1,475,457           71,843        1,186,070          108,655
Less: Expenses waived                                                      --          (24,113)              --               --
      Expenses paid indirectly                                        (13,710)          (1,594)         (10,972)            (278)
                                                                 ------------     ------------     ------------     ------------
Net expenses                                                        1,461,747           46,136        1,175,098          108,377
                                                                 ------------     ------------     ------------     ------------
Net investment income                                               1,631,756          157,155          208,573           63,592
                                                                 ------------     ------------     ------------     ------------
Realized and Unrealized Gain  (Loss) on Investments
  (Note 3):
Net realized gain (loss) on investments                             8,784,579               --       30,477,144          394,437
Net unrealized appreciation (depreciation) of investments          (3,150,784)              --      (23,989,048)         138,093
                                                                 ------------     ------------     ------------     ------------
Net gain (loss) on investments                                      5,633,795               --        6,488,096          532,530
                                                                 ------------     ------------     ------------     ------------
Net Increase in Net Assets Resulting from Operations             $  7,265,551     $    157,155     $  6,696,669     $    596,122
                                                                 ============     ============     ============     ============
(a) Net of $870 foreign taxes withheld
(b) Net of $2,112 foreign taxes withheld

See notes to financial statements.


Statements of Operations
FIRST INVESTORS LIFE SERIES FUND
Year Ended December 31, 2005

---------------------------------------------------------------------------------------------------------------

                                                                   GOVERNMENT           GROWTH       HIGH YIELD
--------------------------------------------------------         ------------     ------------     ------------
Investment Income
Income:
 Interest                                                        $  1,028,111     $    216,239     $  5,917,567
 Dividends                                                                 --        2,931,168 (b)      218,677
                                                                 ------------     ------------     ------------
Total income                                                        1,028,111        3,147,407        6,136,244
                                                                 ------------     ------------     ------------
Expenses (Notes 1 and 4):
  Advisory fees                                                       156,379        1,790,000          517,241
  Professional fees                                                    13,400           59,354           26,029
  Custodian fees and expenses                                           9,419           62,976            9,670
  Reports and notices to shareholders                                   7,329           70,464           21,449
  Registration fees                                                     1,121              982            1,092
  Trustees' fees                                                          816            9,259            2,698
  Other expenses                                                       12,164           51,187           22,407
                                                                 ------------     ------------     ------------
Total expenses                                                        200,628        2,044,222          600,586
Less: Expenses waived                                                 (31,275)              --               --
      Expenses paid indirectly                                         (5,118)          (3,334)         (10,028)
                                                                 ------------     ------------     ------------
Net expenses                                                          164,235        2,040,888          590,558
                                                                 ------------     ------------     ------------
Net investment income                                                 863,876        1,106,519        5,545,686
                                                                 ------------     ------------     ------------
Realized and Unrealized Gain  (Loss) on Investments
  (Note 3):
Net realized gain (loss) on investments                               (37,768)      17,727,603         (704,824)
Net unrealized appreciation (depreciation) of investments            (292,020)      (1,989,130)      (4,569,995)
                                                                 ------------     ------------     ------------
Net gain (loss) on investments                                       (329,788)      15,738,473       (5,274,819)
                                                                 ------------     ------------     ------------
Net Increase in Net Assets Resulting from Operations             $    534,088     $ 16,844,992     $    270,867
                                                                 ============     ============     ============
(a) Net of $870 foreign taxes withheld
(b) Net of $2,112 foreign taxes withheld

See notes to financial statements.


Statements of Operations
FIRST INVESTORS LIFE SERIES FUND
Year Ended December 31, 2005

---------------------------------------------------------------------------------------------------------------
                                                                                                         TARGET
                                                                INTERNATIONAL       INVESTMENT         MATURITY
                                                                   SECURITIES            GRADE             2007
--------------------------------------------------------         ------------     ------------     ------------
Investment Income
Income:
  Interest                                                       $    164,700     $  2,149,516     $  1,367,335
  Dividends                                                         1,606,979 (c)           --               --
                                                                 ------------     ------------     ------------
Total income                                                        1,771,679        2,149,516        1,367,335
                                                                 ------------     ------------     ------------
Expenses (Notes 1 and 4):
  Advisory fees                                                       740,001          284,167          164,852
  Professional fees                                                    33,439           15,969           15,702
  Custodian fees and expenses                                         133,790            7,030            2,930
  Reports and notices to shareholders                                  38,635           13,588            5,072
  Registration fees                                                     1,041            1,042            1,142
  Trustees' fees                                                        3,827            1,477              867
  Other expenses                                                       32,197           17,277            7,423
                                                                 ------------     ------------     ------------
Total expenses                                                        982,930          340,550          197,988
Less: Expenses waived                                                      --          (56,833)         (32,971)
      Expenses paid indirectly                                           (581)          (6,554)          (1,636)
                                                                 ------------     ------------     ------------
Net expenses                                                          982,349          277,163          163,381
                                                                 ------------     ------------     ------------
Net investment income                                                 789,330        1,872,353        1,203,954
                                                                 ------------     ------------     ------------
Realized and Unrealized Gain  (Loss) on Investments,
  Futures Contracts and Foreign Currency
  Transactions (Note 3):
Net realized gain (loss) on:
  Investments and futures contracts                                 9,975,905          103,981          140,661
  Foreign currency transactions                                        (2,194)              --               --
                                                                 ------------     ------------     ------------
Net realized gain on investments, futures
  contracts and foreign currency transactions                       9,973,711          103,981          140,661
                                                                 ------------     ------------     ------------
Net unrealized depreciation of:
  Investments and futures contracts                                (1,789,783)      (1,478,911)      (1,194,150)
  Foreign currency transactions                                       (92,759)              --               --
                                                                 ------------     ------------     ------------
Net unrealized depreciation of investments, futures
  contracts and foreign currency transactions                      (1,882,542)      (1,478,911)      (1,194,150)
                                                                 ------------     ------------     ------------
Net gain (loss) on investments, futures contracts
  and foreign currency transactions                                 8,091,169       (1,374,930)      (1,053,489)
                                                                 ------------     ------------     ------------
Net Increase in Net Assets Resulting from Operations             $  8,880,499     $    497,423     $    150,465
                                                                 ============     ============     ============
(c) Net of $172,958 foreign taxes withheld

See notes to financial statements.


Statements of Operations
FIRST INVESTORS LIFE SERIES FUND
Year Ended December 31, 2005

---------------------------------------------------------------------------------------------------------------
                                                                       TARGET           TARGET
                                                                     MATURITY         MATURITY
                                                                         2010             2015            VALUE
--------------------------------------------------------         ------------     ------------     ------------
Investment Income
Income:
  Interest                                                       $    919,268     $    946,624     $    103,134
  Dividends                                                                --               --        1,960,353
                                                                 ------------     ------------     ------------
Total income                                                          919,268          946,624        2,063,487
                                                                 ------------     ------------     ------------
Expenses (Notes 1 and 4):
  Advisory fees                                                       125,031          145,602          558,385
  Professional fees                                                    11,611           10,746           27,101
  Custodian fees and expenses                                           2,671            1,100           12,665
  Reports and notices to shareholders                                   4,585            4,447           27,066
  Registration fees                                                     1,019            1,012              994
  Trustees' fees                                                          653              742            2,874
  Other expenses                                                        6,406            6,722           22,728
                                                                 ------------     ------------     ------------
Total expenses                                                        151,976          170,371          651,813
Less: Expenses waived                                                 (25,006)         (29,120)              --
      Expenses paid indirectly                                         (2,407)          (1,164)         (10,641)
                                                                 ------------     ------------     ------------
Net expenses                                                          124,563          140,087          641,172
                                                                 ------------     ------------     ------------
Net investment income                                                 794,705          806,537        1,422,315
                                                                 ------------     ------------     ------------
Realized and Unrealized Gain  (Loss) on Investments,
  Futures Contracts and Foreign Currency
  Transactions (Note 3):
Net realized gain (loss) on:
  Investments and futures contracts                                   135,809           15,085        4,992,544
  Foreign currency transactions                                            --               --               --
                                                                 ------------     ------------     ------------
Net realized gain on investments, futures
  contracts and foreign currency transactions                         135,809           15,085        4,992,544
                                                                 ------------     ------------     ------------
Net unrealized depreciation of:
  Investments and futures contracts                                  (685,194)         (12,852)      (1,957,386)
  Foreign currency transactions                                            --               --               --
                                                                 ------------     ------------     ------------
Net unrealized depreciation of investments, futures
  contracts and foreign currency transactions                        (685,194)         (12,852)      (1,957,386)
                                                                 ------------     ------------     ------------
Net gain (loss) on investments, futures contracts
  and foreign currency transactions                                  (549,385)           2,233        3,035,158
                                                                 ------------     ------------     ------------
Net Increase in Net Assets Resulting from Operations             $    245,320     $    808,770     $  4,457,473
                                                                 ============     ============     ============

See notes to financial statements.


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

--------------------------------------------------------------------------------------------------------------------------------
                                                                            BLUE CHIP                      CASH MANAGEMENT
                                                                 -----------------------------     -----------------------------
Year Ended December 31                                                   2005             2004             2005             2004
--------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income (loss)                                   $  1,631,756     $  1,741,299     $    157,155     $     55,893
  Net realized gain on investments                                  8,784,579       10,838,283               --               --
  Net unrealized appreciation (depreciation) of investments        (3,150,784)         (64,363)              --               --
                                                                 ------------     ------------     ------------     ------------
    Net increase in net assets resulting from operations            7,265,551       12,515,219          157,155           55,893
                                                                 ------------     ------------     ------------     ------------
Dividends to Shareholders
  Net investment income                                            (1,741,327)      (1,124,257)        (157,155)         (55,893)
                                                                 ------------     ------------     ------------     ------------
Trust Share Transactions *
  Proceeds from shares sold                                         4,054,340        6,495,193        1,500,795        1,124,541
  Reinvestment of dividends                                         1,741,327        1,124,257          157,155           55,893
  Cost of shares redeemed                                         (18,025,872)     (16,709,475)      (2,639,443)      (3,462,880)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) from trust share transactions         (12,230,205)      (9,090,025)        (981,493)      (2,282,446)
                                                                 ------------     ------------     ------------     ------------
      Net increase (decrease) in net assets                        (6,705,981)       2,300,937         (981,493)      (2,282,446)

Net Assets
  Beginning of year                                               180,911,183      178,610,246        7,358,005        9,640,451
                                                                 ------------     ------------     ------------     ------------
  End of year+                                                   $174,205,202     $180,911,183     $  6,376,512     $  7,358,005
                                                                 ============     ============     ============     ============
+Includes undistributed net investment income of                 $  1,631,684     $  1,741,255     $         --     $         --
                                                                 ============     ============     ============     ============
*Trust Shares Issued and Redeemed
  Sold                                                                200,743          343,481        1,500,795        1,124,541
  Issued for dividends reinvested                                      86,936           58,191          157,155           55,893
  Redeemed                                                           (899,406)        (883,254)      (2,639,443)      (3,462,880)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) in trust shares outstanding              (611,727)        (481,582)        (981,493)      (2,282,446)
                                                                 ============     ============     ============     ============

See notes to financial statements.


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                                            DISCOVERY                      FOCUSED EQUITY
                                                                 -----------------------------     -----------------------------
Year Ended December 31                                                   2005             2004             2005            2004
-------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income (loss)                                   $    208,573     $   (212,612)    $     63,592    $    127,388
  Net realized gain on investments                                 30,477,144       10,066,821          394,437         313,132
  Net unrealized appreciation (depreciation) of investments       (23,989,048)       5,410,823          138,093         166,745
                                                                 ------------     ------------     ------------    ------------
    Net increase in net assets resulting from operations            6,696,669       15,265,032          596,122         607,265
                                                                 ------------     ------------     ------------    ------------
Dividends to Shareholders
  Net investment income                                                    --               --         (127,392)        (54,970)
                                                                 ------------     ------------     ------------    ------------
Trust Share Transactions *
  Proceeds from shares sold                                         5,269,573        6,520,454        1,073,308       1,567,402
  Reinvestment of dividends                                                --               --          127,392          54,970
  Cost of shares redeemed                                          (9,153,290)      (9,756,825)      (1,271,203)     (1,192,873)
                                                                 ------------     ------------     ------------    ------------
    Net increase (decrease) from trust share transactions          (3,883,717)      (3,236,371)         (70,503)        429,499
                                                                 ------------     ------------     ------------    ------------
      Net increase (decrease) in net assets                         2,812,952       12,028,661          398,227         981,794

Net Assets
  Beginning of year                                               133,860,316      121,831,655       10,956,436       9,974,642
                                                                 ------------     ------------     ------------    ------------
  End of year+                                                   $136,673,268     $133,860,316     $ 11,354,663    $ 10,956,436
                                                                 ============     ============     ============    ============
+Includes undistributed net investment income of                 $    208,573     $         --     $     63,583    $    127,383
                                                                 ============     ============     ============    ============
*Trust Shares Issued and Redeemed
  Sold                                                                215,423          297,928          128,261         198,923
  Issued for dividends reinvested                                          --               ---          15,423           6,871
  Redeemed                                                           (374,172)        (442,827)        (152,055)       (152,226)
                                                                 ------------     ------------     ------------    ------------
    Net increase (decrease) in trust shares outstanding              (158,749)        (144,899)          (8,371)         53,568
                                                                 ============     ============     ============    ============

See notes to financial statements.


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

--------------------------------------------------------------------------------------------------------------------------------

                                                                           GOVERNMENT                          GROWTH
                                                                 -----------------------------     -----------------------------
Year Ended December 31                                                   2005             2004             2005             2004
--------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                          $    863,876     $    895,493     $  1,106,519     $  1,767,264
  Net realized gain (loss) on investments, futures contracts
    and foreign currency transactions                                 (37,768)         137,103       17,727,603       23,194,326
  Net unrealized appreciation (depreciation) of investments,
    futures contracts and foreign currency transactions              (292,020)        (249,244)      (1,989,130)      (1,571,340)
                                                                 ------------     ------------     ------------     ------------
    Net increase in net assets resulting from operations              534,088          783,352       16,844,992       23,390,250
                                                                 ------------     ------------     ------------     ------------
Dividends to Shareholders
  Net investment income                                            (1,077,184)      (1,273,369)      (1,767,273)      (1,133,241)
                                                                 ------------     ------------     ------------     ------------
Trust Share Transactions*
  Proceeds from shares sold                                         1,767,268        1,270,227        9,492,500       10,514,449
  Reinvestment of dividends                                         1,077,184        1,273,369        1,767,273        1,133,241
  Cost of shares redeemed                                          (3,295,380)      (4,767,073)     (16,337,476)     (16,659,347)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) from trust share transactions            (450,928)      (2,223,477)      (5,077,703)      (5,011,657)
                                                                 ------------     ------------     ------------     ------------
      Net increase (decrease) in net assets                          (994,024)      (2,713,494)      10,000,016       17,245,352

Net Assets
  Beginning of year                                                21,451,254       24,164,748      238,951,938      221,706,586
                                                                 ------------     ------------     ------------     ------------
  End of year+                                                   $ 20,457,230     $ 21,451,254     $248,951,954     $238,951,938
                                                                 ============     ============     ============     ============
+Includes undistributed net investment income of                 $    863,859     $  1,077,167     $  1,106,501     $  1,767,255
                                                                 ============     ============     ============     ============
*Trust Shares Issued and Redeemed
  Sold                                                                176,435          123,718          279,764          338,150
  Issued for dividends reinvested                                     109,137          125,827           52,912           36,113
  Redeemed                                                           (327,698)        (464,551)        (480,263)        (534,700)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) in trust shares outstanding               (42,126)        (215,006)        (147,587)        (160,437)
                                                                 ============     ============     ============     ============

See notes to financial statements.


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                           INTERNATIONAL
                                                                           HIGH YIELD                       SECURITIES
                                                                 -----------------------------     -----------------------------
Year Ended December 31                                                   2005             2004             2005            2004
-------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                          $  5,545,686     $  5,016,403     $    789,330    $    856,056
  Net realized gain (loss) on investments, futures contracts
    and foreign currency transactions                                (704,824)        (702,609)       9,973,711      11,272,138
  Net unrealized appreciation (depreciation) of investments,
    futures contracts and foreign currency transactions            (4,569,995)       2,104,867       (1,882,542)        567,584
                                                                 ------------     ------------     ------------    ------------
    Net increase in net assets resulting from operations              270,867        6,418,661        8,880,499      12,695,778
                                                                 ------------     ------------     ------------    ------------
Dividends to Shareholders
  Net investment income                                            (5,064,757)      (4,775,010)      (1,261,502)     (1,067,417)
                                                                 ------------     ------------     ------------    ------------
Trust Share Transactions*
  Proceeds from shares sold                                         3,940,456        4,634,310        3,909,546       3,456,144
  Reinvestment of dividends                                         5,064,757        4,775,010        1,261,502       1,067,417
  Cost of shares redeemed                                          (5,571,885)      (5,262,498)      (6,833,388)     (7,012,252)
                                                                 ------------     ------------     ------------    ------------
    Net increase (decrease) from trust share transactions           3,433,328        4,146,822       (1,662,340)     (2,488,691)
                                                                 ------------     ------------     ------------    ------------
      Net increase (decrease) in net assets                        (1,360,562)       5,790,473        5,956,657       9,139,670

Net Assets
  Beginning of year                                                69,949,171       64,158,698       98,877,519      89,737,849
                                                                 ------------     ------------     ------------    ------------
  End of year+                                                   $ 68,588,609     $ 69,949,171     $104,834,176    $ 98,877,519
                                                                 ============     ============     ============    ============
+Includes undistributed net investment income of                 $  5,433,031     $  4,952,102     $    645,483    $  1,003,039
                                                                 ============     ============     ============    ============
*Trust Shares Issued and Redeemed
  Sold                                                                487,701          559,779          211,096         208,735
  Issued for dividends reinvested                                     625,278          597,623           68,821          64,109
  Redeemed                                                           (691,732)        (636,250)        (367,151)       (420,968)
                                                                 ------------     ------------     ------------    ------------
    Net increase (decrease) in trust shares outstanding               421,247          521,152          (87,234)       (148,124)
                                                                 ============     ============     ============    ============

See notes to financial statements.


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

--------------------------------------------------------------------------------------------------------------------------------
                                                                        INVESTMENT GRADE                TARGET MATURITY 2007
                                                                 -----------------------------     -----------------------------
Year Ended December 31                                                   2005             2004             2005             2004
--------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                          $  1,872,353     $  1,878,725     $  1,203,954     $  1,308,006
  Net realized gain (loss) on investments                             103,981          259,112          140,661          490,890
  Net unrealized appreciation (depreciation) of investments        (1,478,911)        (673,498)      (1,194,150)      (1,504,575)
                                                                 ------------     ------------     ------------     ------------
    Net increase in net assets resulting from operations              497,423        1,464,339          150,465          294,321
                                                                 ------------     ------------     ------------     ------------
Distributions to Shareholders
  Net investment income                                            (2,163,678)      (2,097,082)      (1,308,023)      (1,516,607)
  Net realized gains                                                       --               --         (490,887)        (726,748)
                                                                 ------------     ------------     ------------     ------------
Total distributions                                                (2,163,678)      (2,097,082)      (1,798,910)      (2,243,355)
                                                                 ------------     ------------     ------------     ------------
Trust Share Transactions*
  Proceeds from shares sold                                         3,850,145        4,069,314          233,673          428,006
  Reinvestment of distributions                                     2,163,678        2,097,082        1,798,910        2,243,355
  Cost of shares redeemed                                          (3,829,276)      (5,136,033)      (3,159,262)      (5,289,759)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) from trust share transactions           2,184,547        1,030,363       (1,126,679)      (2,618,398)
                                                                 ------------     ------------     ------------     ------------
      Net increase (decrease) in net assets                           518,292          397,620       (2,775,124)      (4,567,432)

Net Assets
  Beginning of year                                                37,712,037       37,314,417       23,360,115       27,927,547
                                                                 ------------     ------------     ------------     ------------
  End of year+                                                   $ 38,230,329     $ 37,712,037     $ 20,584,991     $ 23,360,115
                                                                 ============     ============     ============     ============
+Includes undistributed net investment income of                 $  1,407,158     $  1,698,483     $  1,203,933     $  1,308,002
                                                                 ============     ============     ============     ============
*Trust Shares Issued and Redeemed
  Sold                                                                346,028          352,958           19,169           32,748
  Issued for distributions reinvested                                 197,056          182,992          150,789          171,248
  Redeemed                                                           (342,801)        (448,492)        (260,033)        (398,760)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) in trust shares outstanding               200,283           87,458          (90,075)        (194,764)
                                                                 ============     ============     ============     ============

See notes to financial statements.


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                                      TARGET MATURITY 2010              TARGET MATURITY 2015
                                                                 -----------------------------     -----------------------------
Year Ended December 31                                                   2005             2004             2005            2004
-------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                          $    794,705     $    785,767     $    806,537    $    614,828
  Net realized gain (loss) on investments                             135,809          166,404           15,085         (26,960)
  Net unrealized appreciation (depreciation) of investments          (685,194)        (318,129)         (12,852)        574,004
                                                                 ------------     ------------     ------------    ------------
    Net increase in net assets resulting from operations              245,320          634,042          808,770       1,161,872
                                                                 ------------     ------------     ------------    ------------
Distributions to Shareholders
  Net investment income                                              (785,755)        (783,712)        (614,835)       (462,639)
  Net realized gains                                                 (162,643)         (65,459)              --              --
                                                                 ------------     ------------     ------------    ------------
Total distributions                                                  (948,398)        (849,171)        (614,835)       (462,639)
                                                                 ------------     ------------     ------------    ------------
Trust Share Transactions*
  Proceeds from shares sold                                         1,520,068        2,122,408        5,821,850       5,140,909
  Reinvestment of distributions                                       948,398          849,171          614,835         462,639
  Cost of shares redeemed                                          (2,421,773)      (2,667,229)      (1,570,233)     (1,903,241)
                                                                 ------------     ------------     ------------    ------------
    Net increase (decrease) from trust share transactions              46,693          304,350        4,866,452       3,700,307
                                                                 ------------     ------------     ------------    ------------
      Net increase (decrease) in net assets                          (656,385)          89,221        5,060,387       4,399,540

Net Assets
  Beginning of year                                                16,688,731       16,599,510       16,688,763      12,289,223
                                                                 ------------     ------------     ------------    ------------
  End of year+                                                   $ 16,032,346     $ 16,688,731     $ 21,749,150    $ 16,688,763
                                                                 ============     ============     ============    ============
+Includes undistributed net investment income of                 $    794,704     $    785,754     $    806,525    $    614,823
                                                                 ============     ============     ============    ============
*Trust Shares Issued and Redeemed
  Sold                                                                105,245          142,404          408,145         372,203
  Issued for distributions reinvested                                  67,262           57,260           44,264          33,500
  Redeemed                                                           (168,419)        (179,464)        (110,135)       (138,793)
                                                                 ------------     ------------     ------------    ------------
    Net increase (decrease) in trust shares outstanding                 4,088           20,200          342,274         266,910
                                                                 ============     ============     ============    ============

See notes to financial statements.


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

----------------------------------------------------------------------------------------------
                                                                             VALUE
                                                                 -----------------------------
Year Ended December 31                                                   2005             2004
----------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                          $  1,422,315     $  1,158,936
  Net realized gain on investments                                  4,992,544        2,648,718
  Net unrealized appreciation (depreciation) of investments        (1,957,386)       5,839,144
                                                                 ------------     ------------
    Net increase in net assets resulting from operations            4,457,473        9,646,798
                                                                 ------------     ------------
Dividends to Shareholders
  Net investment income                                            (1,158,946)      (1,064,819)
                                                                 ------------     ------------
Trust Share Transactions*
  Proceeds from shares sold                                         9,619,339        7,105,633
  Reinvestment of dividends                                         1,158,946        1,064,819
  Cost of shares redeemed                                          (4,522,357)      (4,993,061)
                                                                 ------------     ------------
    Net increase from trust share transactions                      6,255,928        3,177,391
                                                                 ------------     ------------
      Net increase in net assets                                    9,554,455       11,759,370

Net Assets
  Beginning of year                                                69,457,409       57,698,039
                                                                 ------------     ------------
  End of year+                                                   $ 79,011,864     $ 69,457,409
                                                                 ============     ============
+Includes undistributed net investment income of                 $  1,422,272     $  1,158,903
                                                                 ============     ============
*Trust Shares Issued and Redeemed
  Sold                                                                697,807          564,764
  Issued for dividends reinvested                                      84,656           86,151
  Redeemed                                                           (324,863)        (398,270)
                                                                 ------------     ------------
    Net increase in trust shares outstanding                          457,600          252,645
                                                                 ============     ============

See notes to financial statements.


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



Notes to Financial Statements
December 31, 2005

1. Significant Accounting Policies--First Investors Life Series Fund (the "Life Series Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-ended management investment company. The Life Series Fund operates as a series fund, issuing shares of beneficial interest in the Blue Chip, Cash Management, Discovery, Focused Equity, Government, Growth, High Yield, International Securities, Investment Grade, Target Maturity 2007, Target Maturity 2010, Target Maturity 2015, and Value Funds (each a "Fund"). First Investors Life Focused Equity Fund is registered as a non-diversified series of the investment company. Each Fund accounts separately for its assets, liabilities and operations. The objective of each Fund is as follows:

Blue Chip Fund seeks high total investment return consistent with the preservation of capital.

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Discovery Fund seeks long-term growth of capital, without regard to dividend or interest income.

Focused Equity Fund seeks capital appreciation.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth Fund seeks long-term capital appreciation.

High Yield Fund primarily seeks high current income and secondarily seeks capital appreciation.

International Securities Fund primarily seeks long-term capital growth and secondarily a reasonable level of current income.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Funds seek a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital.

Value Fund seeks total return.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Life Series Fund's Board of Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events, issuer-specific developments such as bankruptcies and significant fluctuations in securities markets. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. At December 31, 2005, the High Yield Fund held seven securities that were fair valued by the Valuation Committee with an aggregate value of $226,348 representing .3% of the Fund's net assets. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

B. Federal Income Tax--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 2005, capital loss carryovers were as follows:

December 31, 2005


                                                          Year Capital Loss Carryovers Expire
                           -------------------------------------------------------------------------------------------------
Fund                Total          2007          2008          2009           2010          2011          2012          2013
----         ------------  ------------  ------------  ------------   ------------  ------------  ------------  ------------
Blue
  Chip        $34,702,370      $     --      $     --    $8,100,765    $22,469,579    $4,132,026      $     --      $     --
Discovery       3,166,065            --            --            --      3,166,065            --            --            --
Focused
  Equity        2,022,302            --       339,694       248,878      1,083,303       350,427            --            --
Government        791,737       140,904       133,450            --             --       272,546        51,149       193,688
High
  Yield        16,201,385       566,369     1,503,018     3,751,289      4,221,351     4,736,272       790,779       632,307
Investment
  Grade         1,306,622            --       626,718        37,096         17,173       517,182            --       108,453
Target
  Maturity
  2015             48,365            --            --         2,287          4,285        14,833        26,960            --
Value          13,789,079            --            --     1,076,863     11,439,916     1,272,300            --            --

C. Foreign Currency Translations--The accounting records of the International Securities Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

The International Securities Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders--Distributions to shareholders from net investment income and net realized capital gains are generally declared and paid annually on all Funds, except for the Cash Management Fund which declares dividends from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Life Series Fund are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Fund.

G. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based, on the identified cost basis for securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond premiums and discounts are accreted or amortized using the interest method. Interest income on zero coupon bonds and step bonds is accrued daily at the effective interest rate. For the year ended December 31, 2005, The Bank of New York, custodian for all the Funds, except for the International Securities Fund, has provided credits in the amount of $62,929 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the year ended December 31, 2005, the Funds' expenses under these arrangements were reduced by $5,088.


2. Trust Shares--The Declaration of Trust permits the issuance of an unlimited number of no par value shares of beneficial interest, of one or more Funds. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

3. Security Transactions--For the year ended December 31, 2005, purchases and sales (including pay-downs on Government Fund) of securities and long-term U.S. Government obligations (excluding short-term U.S. Government obligations, repurchase agreements, foreign currencies and short-term securities), were as follows:

December 31, 2005


                                                                          Long-Term US
                                             Securities              Government Obligations
                                    ---------------------------   ---------------------------
                                         Cost of       Proceeds        Cost of       Proceeds
Fund                                   Purchases       of Sales     Purchases        of Sales
----                                ------------   ------------   ------------   ------------
Blue Chip                           $ 57,130,120   $ 73,352,761     $       --     $       --
Discovery                            139,078,751    145,989,803             --             --
Focused Equity                         7,195,251      7,385,787             --             --
Government                                    --             --     10,760,383      10,101,658
Growth                               216,421,730    224,122,074             --             --
High Yield                            23,395,490     22,917,321             --             --
International Securities              95,191,260     97,614,689             --             --
Investment Grade                       9,284,911      8,520,828      1,940,979        224,800
Target Maturity 2007                          --             --             --      3,373,057
Target Maturity 2010                          --             --        443,048      1,394,619
Target Maturity 2015                          --             --      3,984,915         93,438
Value                                 22,171,226     14,817,182             --             --

At December 31, 2005, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

                                                                                            Net
                                                           Gross          Gross      Unrealized
                                        Aggregate     Unrealized     Unrealized    Appreciation
Fund                                         Cost   Appreciation   Depreciation   (Depreciation)
----                                 ------------   ------------   ------------    ------------
Blue Chip                            $136,975,620    $40,944,001     $4,032,773     $36,911,228
Discovery                             124,809,043     16,953,310      5,145,075      11,808,235
Focused Equity                         10,090,048      1,431,534        181,710       1,249,824
Government                             20,856,663         80,421        210,919       (130,498)
Growth                                200,847,429     49,480,536      1,541,568      47,938,968
High Yield                             71,171,706      2,075,892      6,754,510     (4,678,618)
International Securities*              89,160,875     16,773,216      1,189,613      15,583,603
Investment Grade                       37,526,602        761,292        894,360       (133,068)
Target Maturity 2007                   19,701,720        797,843             --         797,843
Target Maturity 2010                   14,563,330      1,410,102             --       1,410,102
Target Maturity 2015                   20,163,736      1,539,541            955       1,538,586
Value                                  64,234,793     16,085,829      1,470,863      14,614,966

* Aggregate Cost includes PFIC income of $144,047.

4. Advisory Fee and Other Transactions With Affiliates--Certain officers and trustees of the Life Series Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and/or its transfer agent,

Administrative Data Management Corp. Trustees of the Life Series Fund who are not "interested persons" of the Life Series Fund as defined in the 1940 Act are remunerated by the Funds. For the year ended December 31, 2005, total trustee fees accrued by the Funds amounted to $35,786.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the year ended December 31, 2005, FIMCO has voluntarily waived 20% of the .75% annual fee on the first $250 million of average daily net assets of the Government, Investment Grade, Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Funds. In addition, FIMCO has voluntarily waived $9,860 in advisory fees on the Cash Management Fund to limit the Fund's overall expense ratio to .70%. For the year ended December 31, 2005, total advisory fees accrued by the Funds to FIMCO were $6,901,039 of which $199,318 was waived as noted above.

Wellington Management Company, LLP serves as investment subadviser to the Focused Equity Fund, the Growth Fund and the International Securities Fund. Effective March 8, 2005, Paradigm Capital Management, Inc. serves as investment subadviser to the Discovery Fund. The subadvisers are paid by FIMCO and not by the Funds.

5. Restricted Securities--Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2005, the Government Fund held one 144A security with an aggregate value of $1,037,947 representing 5.1% of the Fund's net assets, the High Yield Fund held twenty 144A securities with an aggregate value of $8,176,853 representing 11.9% of the Fund's net assets, the Investment Grade Fund held nine 144A securities with an aggregate value of $2,552,463 representing 6.7% of the Fund's net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may be sold to qualified investors. At December 31, 2005, the Cash Management Fund held two Section 4(2) securities with an aggregate value of $498,507 representing 7.8% of the Fund's net assets. These securities are valued as set forth in Note 1A.

6. Forward Currency Contracts and Futures Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When the International Securities Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize

December 31, 2005


the foreign exchange risk between the trade date and the settlement date of such transactions. The International Securities Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts are "marked-to-market" daily at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Fund's assets.

The International Securities Fund had the following forward currency contracts outstanding at December 31, 2005:

                                                                            Unrealized
Contracts to Buy Foreign Currency     In Exchange for    Settlement Date    Gain (Loss)
---------------------------------     ---------------    ---------------    ----------
           1,364,686 Japanese Yen          US$ 11,644         1/4/06           US$ (81)
           3,418,322 Japanese Yen              29,037         1/5/06               (75)
                                      ---------------                       ----------
                                             $ 40,681                             (156)
                                      ===============                       ----------


                                                                            Unrealized
Contracts to Sell Foreign Currency    In Exchange for    Settlement Date          Loss
----------------------------------    ---------------    ---------------    ----------
            93,387 Canadian Dollar         US$ 80,124         1/3/06           US$ 180
           118,456 Danish Krone                18,798         1/3/06                65
           157,948 Canadian Dollar            135,659         1/4/06               447
                                      ---------------                       ----------
                                             $234,581                              692
                                      ===============                       ----------
Net Unrealized Gain on Forward Currency Contract                                 $ 536
                                                                            ==========

The International Securities Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risk includes the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged. At December 31, 2005, U.S. Treasury Bills with a market value of $273,793 were pledged to cover margin requirements for futures contracts. Open futures contracts at December 31, 2005 were as follows:

                                                           Unrealized
Contracts/Delivery Month/Commitment                      Appreciation
-----------------------------------                      ------------
15 CAC 40 Index/March 2006/Buy                                $ 1,150
 3 DAX 30 Index/March 2006/Buy                                  9,540
 3 IBEX PLUS/January 2006/Buy                                   7,816
 2 MIB 30/March 2006/Buy                                       25,945
25 S&P CAN 60/March 2006/Buy                                    8,832
 2 TSE Index/March 2006/Buy                                     7,084
                                                         ------------
Total Net Unrealized Appreciation on Futures Contracts        $60,367
                                                         ============

7. High Yield Credit Risk--The High Yield Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

8. Tax Components of Capital and Distribution to Shareholders--The tax character of distributions declared for the years ended December 31, 2005 and December 31, 2004 were as follows:

                                        Year Ended December 31, 2005                         Year Ended December 31, 2004
                             ------------------------------------------------     -----------------------------------------------
                                Distributions Declared from                          Distributions Declared from
                             ------------------------------                       ------------------------------
                                 Ordinary         Long-Term                           Ordinary         Long-Term
Fund                               Income      Capital Gain             Total           Income      Capital Gain            Total
------                       ------------      ------------      ------------     ------------      ------------     ------------
Blue Chip                      $1,741,327          $     --        $1,741,327       $1,124,257          $     --       $1,124,257
Cash Management                   157,155                --           157,155           55,893                             55,893
Discovery                              --                --                --              --                 --               --
Focused Equity                    127,392                --           127,392           54,970                --           54,970
Government                      1,077,184                --         1,077,184        1,273,369                --        1,273,369
Growth                          1,767,273                --         1,767,273        1,133,241                --        1,133,241
High Yield                      5,064,757                --         5,064,757        4,775,010                --        4,775,010
International Securities        1,261,502                --         1,261,502        1,067,417                --        1,067,417
Investment Grade                2,163,678                --         2,163,678        2,097,082                --        2,097,082
Target Maturity 2007            1,308,023           490,887         1,798,910        1,516,607           726,748        2,243,355
Target Maturity 2010              785,755           162,643           948,398          786,800            62,371          849,171
Target Maturity 2015              614,835                --           614,835          462,639                --          462,639
Value                           1,158,946                --         1,158,946        1,064,819                --        1,064,819

December 31, 2005


As of December 31, 2005, the components of distributable earnings (deficit) on a tax basis were as follows:

                                                                                                             Total Tax
                             Undistributed        Accumulated            Capital         Unrealized      Distributable
                                  Ordinary            Capital               Loss       Appreciation           Earnings
Fund                                Income              Gains          Carryover     (Depreciation)          (Deficit)*
----                         -------------     --------------     --------------     --------------     --------------
Blue Chip                       $1,631,684         $       --       $(34,702,370)       $36,911,228        $ 3,840,542
Discovery                          208,573                 --         (3,166,065)        11,808,233          8,850,741
Focused Equity                      63,583                 --         (2,022,302)         1,249,824           (708,895)
Government                       1,018,018                 --           (791,737)          (130,498)            95,783
Growth                           2,679,416         14,044,687                 --         47,938,969         64,663,072
High Yield                       5,591,715                 --        (16,201,385)        (4,678,618)       (15,288,288)
International Securities           802,294          3,322,722                 --         15,587,358         19,712,374
Investment Grade                 2,116,641                 --         (1,306,622)          (133,068)           676,951
Target Maturity 2007             1,203,933            140,646                 --            797,844          2,142,423
Target Maturity 2010               794,705            135,756                 --          1,410,104          2,340,565
Target Maturity 2015               806,525                 --            (48,365)         1,538,587          2,296,747
Value                            1,422,272                 --        (13,789,079)        14,614,966          2,248,159

* Differences between book distributable earnings and tax distributable earnings consist of post-October losses, wash sales and amortization of bond premiums and discounts.

For the year ended December 31, 2005, the International Securities Fund increased undistributed net investment income by $114,616 and decreased accumulated net realized gains by $114,616 due to differing treatment for book and tax purposes of currency transactions and passive foreign investment companies.

9. Fund Reorganizations--The shareholders of the Funds approved an Agreement and Plan of Conversion and Termination pursuant to which each Fund would be reorganized into a corresponding series of the First Investors Life Series Funds, a newly-established Delaware statutory trust (the "Reorganizations"). As part of the Reorganizations, the investment objectives of each Fund will be classified as non-fundamental, which means the Board of Trustees may change the objective of each Fund without shareholder approval. First Investors Life Series Blue Chip Fund's objective will be revised to simply "seeks high total investment return" and the Discovery Fund's objective will be revised to simply "seeks long-term growth of capital." It is expected that the Reorganizations will take effect after the close of business on or about April 28, 2006, although the date may be adjusted in accordance with the Agreement and Plan of Conversion and Termination.

This page intentionally left blank.

Financial Highlights
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.


----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
2001            $28.43       $ .08         $(5.18)     $(5.10)      $ .08       $2.81          $2.89
2002             20.44         .11          (5.36)      (5.25)        .09          --            .09
2003             15.10         .12           3.80        3.92         .11          --            .11
2004             18.91         .19           1.20        1.39         .12          --            .12
2005             20.18         .20            .67         .87         .20          --            .20

----------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
2001            $ 1.00       $.037             --      $ .037       $.037          --          $.037
2002              1.00        .012             --        .012        .012          --           .012
2003              1.00        .005             --        .005        .005          --           .005
2004              1.00        .007             --        .007        .007          --           .007
2005              1.00        .024             --        .024        .024          --           .024

----------------------------------------------------------------------------------------------------
DISCOVERY FUND
--------------
2001            $30.50       $(.07)        $(6.22)     $(6.29)         --       $2.78          $2.78
2002             21.43        (.08)         (5.73)      (5.81)         --          --             --
2003             15.62        (.06)          6.19        6.13          --          --             --
2004             21.75        (.04)          2.82        2.78          --          --             --
2005             24.53         .08           1.18        1.26          --          --             --

----------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
2001            $ 9.13       $ .02         $ (.47)     $ (.45)       $.02          --           $.02
2002              8.66         .01          (2.44)      (2.43)        .02          --            .02
2003              6.21         .04           1.68        1.72         .01          --            .01
2004              7.92         .10            .36         .46         .04          --            .04
2005              8.34         .05            .41         .46         .10          --            .10

----------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
2001            $10.22       $ .52         $  .36       $ .88       $ .65          --          $ .65
2002             10.45         .45            .33         .78         .52          --            .52
2003             10.71         .55           (.22)        .33         .45          --            .45
2004             10.59         .54           (.17)        .37         .58          --            .58
2005             10.38         .51           (.26)        .25         .53          --            .53

----------------------------------------------------------------------------------------------------
GROWTH FUND
-----------
2001            $39.80       $ .06         $(5.11)     $(5.05)      $ .02       $4.02          $4.04
2002             30.71         .12          (6.94)      (6.82)        .06          --            .06
2003             23.83         .16           6.75        6.91         .12          --            .12
2004             30.62         .25           3.04        3.29         .16          --            .16
2005             33.75         .16           2.25        2.41         .25          --            .25

----------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                             Net
                  Value,               Net Assets             Investment                     Net  Portfolio
                  End of     Total    End of Year                 Income              Investment   Turnover
                    Year   Return*  (in millions)   Expenses      (Loss)   Expenses       Income       Rate
-----------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
2001            $20.44    (19.27)%         $220         .81%        .38%        N/A         N/A         105%
2002             15.10    (25.80)           148         .81         .58         N/A         N/A         138
2003             18.91     26.19            179         .83         .71         N/A         N/A          96
2004             20.18      7.37            181         .83         .99         N/A         N/A         100
2005             20.85      4.34            174         .85         .93         N/A         N/A          34

-----------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
2001            $ 1.00      3.77%           $12         .70%       3.59%        .86%       3.43%        N/A
2002              1.00      1.22             14         .70        1.20         .98         .92         N/A
2003              1.00       .54             10         .70         .55         .95         .30         N/A
2004              1.00       .71              7         .70         .69        1.04         .35         N/A
2005              1.00      2.44              6         .70        2.38        1.09        1.99         N/A

-----------------------------------------------------------------------------------------------------------
DISCOVERY FUND
--------------
2001            $21.43    (21.12)%         $126         .83%       (.33)%       N/A         N/A         163%
2002             15.62    (27.11)            89         .83        (.43)        N/A         N/A         130
2003             21.75     39.24            122         .85        (.35)        N/A         N/A         111
2004             24.53     12.78            134         .83        (.18)        N/A         N/A          93
2005             25.79      5.14            137         .90         .15         N/A         N/A         111

-----------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
2001            $ 8.66     (4.90)%          $ 9         .91%        .28%        N/A         N/A         201%
2002              6.21    (28.09)             7        1.04         .13         N/A         N/A         127
2003              7.92     27.73             10         .95         .67         N/A         N/A          43
2004              8.34      5.87             11         .96        1.23         N/A         N/A          50
2005              8.70      5.55             11         .99         .57         N/A         N/A          66

-----------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
2001            $10.45      8.98%          $ 17         .66%       6.09%        .81        5.94%         52%
2002             10.71      7.79             25         .78        5.39         .93        5.24         101
2003             10.59      3.18             24         .75        4.98         .90        4.83          83
2004             10.38      3.62             21         .76        4.81         .91        4.66          62
2005             10.10      2.54             20         .81        4.85         .96        4.70          52

-----------------------------------------------------------------------------------------------------------
GROWTH FUND
-----------
2001            $30.71    (13.36)%         $241         .81%        .19%        N/A         N/A          72%
2002             23.83    (22.24)           176         .82         .43         N/A         N/A          69
2003             30.62     29.18            222         .83         .60         N/A         N/A          74
2004             33.75     10.77            239         .83         .79         N/A         N/A          76
2005             35.91      7.20            249         .85         .46         N/A         N/A          93

-----------------------------------------------------------------------------------------------------------

FIRST INVESTORS LIFE SERIES FUND



-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
2001            $ 9.44       $ .89         $(1.14)     $ (.25)      $1.06          --          $1.06
2002              8.13         .70           (.54)        .16         .89          --            .89
2003              7.40         .63           1.16        1.79         .69          --            .69
2004              8.50         .62            .17         .79         .63          --            .63
2005              8.66         .65           (.61)        .04         .63          --            .63

----------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
-----------------------------
2001            $19.74       $ .12         $(2.95)     $(2.83)      $ .24       $1.26          $1.50
2002             15.41         .08          (2.91)      (2.83)        .08          --            .08
2003             12.50         .10           3.91        4.01         .13          --            .13
2004             16.38         .09           2.28        2.37         .20          --            .20
2005             18.55         .28           1.41        1.69         .24          --            .24

----------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
2001             11.24       $ .64         $  .21      $  .85       $ .73          --          $ .73
2002             11.36         .63            .22         .85         .64          --            .64
2003             11.57         .61            .34         .95         .65          --            .65
2004             11.87         .59           (.12)        .47         .67          --            .67
2005             11.67         .56           (.42)        .14         .67          --            .67

----------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
-------------------------
2001            $13.12       $ .68         $  .31       $ .99       $ .68        $ --          $ .68
2002             13.43         .74           1.20        1.94         .69          --            .69
2003             14.68         .77           (.50)        .27         .74         .14            .88
2004             14.07         .77           (.61)        .16         .80         .38           1.18
2005             13.05         .72           (.65)        .07         .74         .28           1.02

----------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
-------------------------
2001            $13.55       $ .65         $  .03      $  .68       $ .64        $ --          $ .64
2002             13.59         .65           1.82        2.47         .65          --            .65
2003             15.41         .72           (.28)        .44         .67          --            .67
2004             15.18         .72           (.13)        .59         .73         .06            .79
2005             14.98         .70           (.50)        .20         .70         .14            .84

----------------------------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
-------------------------
2001            $11.85       $ .47         $ (.36)     $  .11        $.39          --          $ .39
2002             11.57         .38           2.23        2.61         .47          --            .47
2003             13.71         .50           (.06)        .44         .41          --            .41
2004             13.74         .53            .61        1.14         .51          --            .51
2005             14.37         .53            .08         .61         .52          --            .52

----------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                  Value,               Net Assets                    Net                     Net  Portfolio
                  End of     Total    End of Year             Investment              Investment   Turnover
                    Year   Return*  (in millions)   Expenses      Income    Expenses      Income       Rate
-----------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
2001            $ 8.13     (3.47)%         $ 50         .83%      10.12%        N/A         N/A          32%
2002              7.40      2.25             50         .86        9.34         N/A         N/A          13
2003              8.50     26.14             64         .85        8.34         N/A         N/A          30
2004              8.66      9.94             70         .85        7.55         N/A         N/A          33
2005              8.07       .41             69         .87        8.01         N/A         N/A          35

-----------------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
-----------------------------
2001            $15.41    (14.79)%         $ 97        1.03%        .73%        N/A         N/A         125%
2002             12.50    (18.43)            72        1.09         .63         N/A         N/A         129
2003             16.38     32.52             90        1.08         .74         N/A         N/A         119
2004             18.55     14.58             99        1.02         .94         N/A         N/A         114
2005             20.00      9.22            105         .99         .80         N/A         N/A         104

-----------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
2001            $11.36      7.86%          $ 28         .68%       6.36%        .83%       6.21%         13%
2002             11.57      7.86             34         .74        6.02         .89        5.87          14
2003             11.87      8.60             37         .73        5.29         .88        5.14          14
2004             11.67      4.04             38         .72        5.03         .87        4.88          16
2005             11.14      1.31             38         .75        4.91         .90        4.76          24

-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
-------------------------
2001            $13.43      7.76%          $ 32         .66%       5.24%        .81%       5.09%          3%
2002             14.68     15.09             33         .73        5.02         .88        4.87           1
2003             14.07      1.90             28         .72        4.89         .87        4.74           0
2004             13.05      1.12             23         .73        5.14         .88        4.99           0
2005             12.10       .65             21         .75        5.46         .90        5.31           0

-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
-------------------------
2001            $13.59      5.15%          $ 14         .67%       5.16%        .82%       5.01%          2%
2002             15.41     18.88             18         .78        4.82         .93        4.67           3
2003             15.18      2.84             17         .74        4.54         .89        4.39           1
2004             14.98      3.96             17         .75        4.70         .90        4.55           4
2005             14.34      1.46             16         .76        4.74         .91        4.59           3

-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
-------------------------
2001            $11.57       .85%          $  4         .67%       5.21%        .82%       5.06%         31%
2002             13.71     23.36              9         .88        4.70        1.03        4.55           1
2003             13.74      3.24             12         .80        4.27         .95        4.12           3
2004             14.37      8.47             17         .75        4.34         .90        4.19           2
2005             14.46      4.39             22         .73        4.14         .88        3.99           0

-----------------------------------------------------------------------------------------------------------

FIRST INVESTORS LIFE SERIES FUND



-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
VALUE FUND+
----------
2001            $16.39       $ .27         $(3.53)     $(3.26)      $ .30       $ .12          $ .42
2002             12.71         .32          (3.02)      (2.70)        .27          --            .27
2003              9.74         .22           2.35        2.57         .32          --            .32
2004             11.99         .23           1.71        1.94         .22          --            .22
2005             13.71         .25            .57         .82         .22          --            .22

-----------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                  Value,               Net Assets                    Net                     Net  Portfolio
                  End of     Total    End of Year             Investment              Investment   Turnover
                    Year   Return*  (in millions)   Expenses      Income    Expenses      Income       Rate
-----------------------------------------------------------------------------------------------------------
VALUE FUND+
----------
2001            $12.71    (20.29)%         $ 66         .82%       1.88%        N/A         N/A          50%
2002              9.74    (21.60)            45         .97        2.72         N/A         N/A          71
2003             11.99     27.59             58         .83        2.19         N/A         N/A          33
2004             13.71     16.39             69         .84        1.87         N/A         N/A          20
2005             14.31      6.09             79         .87        1.89         N/A         N/A          21

-----------------------------------------------------------------------------------------------------------

 * The effect of fees and charges incurred at the separate account level are not reflected in these performance figures

** Net of expenses waived or assumed by the investment adviser (Note 4)

 + Prior to December 31, 2002, known as Utilities Income Fund



See notes to financial statements.

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Trustees of
First Investors Life Series Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the thirteen Funds comprising First Investors Life Series Fund, as of December 31, 2005, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Life Series Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the thirteen Funds comprising First Investors Life Series Fund, as of December 31, 2005, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                    Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
February 2, 2006

This page intentionally left blank.


FIRST INVESTORS LIFE SERIES FUND
Trustees and Officers*

                              Position(s)
                              Held with            Principal                Number of         Other
                              Funds and            Occupation(s)            Portfolios in     Trusteeships
Name, Year of Birth           Length of            During Past              Fund Complex      Directorships
and Address                   Service              5 Years                  Overseen          Held
-------------------           -----------          -------------            -------------     -------------
                                  DISINTERESTED TRUSTEES

Robert M. Grohol  1932        Trustee              None/Retired             49                None
c/o First Investors           since 6/30/00
Management Company, Inc.
95 Wall Street
New York, NY 10005

Rex R. Reed  1922             Trustee              None/Retired             49                None
c/o First Investors           since 3/31/84 +
Management Company, Inc.
95 Wall Street
New York, NY 10005

Herbert Rubinstein   1921     Trustee              None/Retired             49                None
c/o First Investors           since 9/20/79 +
Management Company, Inc.
95 Wall Street
New York, NY 10005

James M. Srygley  1932        Trustee              Owner                    49                None
c/o First Investors           since 1/19/95        Hampton
Management Company, Inc.                           Properties
95 Wall Street
New York, NY 10005

Robert F. Wentworth  1929     Trustee              None/Retired             49                None
c/o First Investors           since 10/15/92
Management Company, Inc.
95 Wall Street
New York, NY 10005


  * Each Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

 ** Ms. Head is an interested trustee because (a) she indirectly owns more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) she is an officer, director and employee of the adviser and principal underwriter of the Funds, and (c) she is an officer of the Funds. Mr. Sullivan is an interested trustee because he is a director and he indirectly owns securities issued by the adviser and principal underwriter of the Funds.

*** Other affiliated companies consist of: First Investors Realty
    Company, Inc., First Investors Life Insurance Company, First Investors
    Leverage Corporation, Route 33 Realty Corporation, First Investors
    Credit Funding Corporation, N.A.K. Realty Corporation, Real Property
    Development Corporation, First Investors Credit Corporation and First
    Investors Resources, Inc.

  + Mr. Reed and Mr. Rubinstein retired effective December 31, 2005.

    Charles R. Barton, III, Stefan L. Geiringer, and Arthur M. Scutro, Jr., were elected by shareholders as Trustees effective January 1, 2006.






                              Position(s)
                              Held with            Principal                Number of         Other
                              Funds and            Occupation(s)            Portfolios in     Trusteeships
Name, Year of Birth           Length of            During Past              Fund Complex      Directorships
and Address                   Service              5 Years                  Overseen          Held
-------------------           -----------          -------------            -------------     -------------
                                    INTERESTED TRUSTEES**

Kathryn S. Head  1955         Trustee              Chairman, President      49                None
c/o First Investors           since 3/17/94        and Director of
Management Company, Inc.                           First Investors
Raritan Plaza I               President            Consolidated
Edison, NJ 08837              since 11/15/01       Corporation;
                                                   First Investors
                              Chairman             Management
                              since 1/1/05         Company, Inc.;
                                                   Administrative Data
                                                   Management Corp.;
                                                   Chairman and
                                                   Director of
                                                   First Investors
                                                   Corporation;
                                                   First Investors
                                                   Federal Savings
                                                   Bank; School
                                                   Financial
                                                   Management
                                                   Services, Inc.;
                                                   and other affiliated
                                                   companies***

John T. Sullivan  1932        Trustee              Director of              49                None
c/o First Investors           since 9/20/79        First Investors
Management Company, Inc.                           Corporation,
95 Wall Street                                     First Investors
                                                   Consolidated
                                                   Corporation,
                                                   First Investors
                                                   Management
                                                   Company, Inc.,
                                                   Administrative Data
                                                   Management Corp.,
                                                   and other affiliated
                                                   companies***





FIRST INVESTORS LIFE SERIES FUND
Trustees and Officers* (continued)

                              Position(s)
                              Held with            Principal                Number of         Other
                              Funds and            Occupation(s)            Portfolios in     Trusteeships
Name, Year of Birth           Length of            During Past              Fund Complex      Directorships
and Address                   Service              5 Years                  Overseen          Held
-------------------           -----------          -------------            -------------     -------------
                                 OFFICER(S) WHO ARE NOT TRUSTEES

Joseph I. Benedek  1957       Treasurer            Treasurer                49                None
c/o First Investors           since 1988           and Principal
Management Company, Inc.                           Accounting Officer
Raritan Plaza I
Edison, NJ 08837

Larry R. Lavoie  1947         Chief Compliance     General Counsel          49                None
c/o First Investors           Officer since        of First Investors
Management Company, Inc.      8/19/04              Corporation
95 Wall Street                                     and its affiliates
New York, NY 10005
                                                   Trustee
                                                   from 9/17/98
                                                   to 8/18/04


FIRST INVESTORS LIFE SERIES FUND

Shareholder Information
-----------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Subadviser
(Focused Equity Fund, Growth Fund and International Securities Fund only) Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Subadviser
(Discovery Fund Only)
Paradigm Capital Management, Inc.
Nine Elk Street
Albany, NY 12207

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Custodian
(International Securities Fund only)
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I - 8th Floor
Edison, NJ 08837-3620

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
Kirkpatrick & Lockhart
Nicholson Graham LLP
1601 K Street, N.W.
Washington, DC 20006

The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

The Statement of Additional Information includes additional information about the Fund's trustees and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the fund uses to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 800-423-4026.

NOTES

Item 2.  Code of Ethics

As of December 31, 2005, the Registrant has adopted a code of ethics that applies to the Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer. For the year ended December 31, 2005, there were no amendments to any provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed under Item 12(a)(1).


Item 3.  Audit Committee Financial Expert


The Registrant's Board has determined that it has at least one "audit committee financial expert" serving on its audit committee. Robert F. Wentworth is the "audit committee financial expert" and is considered to be "independent" as defined in Item 3 of Form N-CSR.


Item 4.  Principal Accountant Fees and Services

					  	Fiscal Year Ended
						December 31,
						-----------------
						   2005      2004
						   ----	     ----
(a) Audit Fees				       $133,000	 $127,500

(b) Audit-Related Fees			       $      0	 $	0

(c) Tax Fees	  			       $ 33,800  $ 32,500

    Nature of fees:  tax returns preparation and tax compliance

(d) All Other Fees		     	       $      0	 $	0

(e)(1) Audit committee's pre-approval policies

The Charter of the Audit Committee requires the Audit Committee:

	(a)	to pre-approve, and to recommend to the full Board, the
selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

	(b)	to pre-approve all non-audit services to be provided to
the Funds by the independent auditor;

	(c)	to pre-approve all non-audit services to be provided by
the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds' investment adviser ("adviser affiliate") and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

	(d)	to establish, if deemed necessary or appropriate as an
alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

	(e)	to consider whether the non-audit services provided by the
Funds' independent auditors to the Funds' investment adviser or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditors' independence;

	(f)	to review and approve the fees proposed to be charged to the
Funds by the auditors for each audit and non-audit service;


(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2005 and 2004 were $68,000 and $66,500, respectively.

(h) Not Applicable


Item 5.  Audit Committee of Listed Registrants

	 	 Not applicable

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.


Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Filed herewith


(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Fund
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  March 10, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Life Series Fund
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  March 10, 2005